CONSOLIDATED
STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

	Principal Amount	Value
Asset-Backed Securities—4.0%
American Credit Acceptance Receivables Trust:
Series 2017-4, Cl. B, 2.61%, 5/10/21[1]	$20,076	$ 20,075
Series 2017-4, Cl. C, 2.94%, 1/10/24[1]	1,347,000	1,348,968
Series 2017-4, Cl. D, 3.57%, 1/10/24[1]	1,747,000	1,764,896
Series 2018-3, Cl. D, 4.14%, 10/15/24[1]	690,000	707,428
Series 2019-2, Cl. D, 3.41%, 6/12/25[1]	3,925,000	3,955,658
AmeriCredit Automobile Receivables Trust:
Series 2017-2, Cl. D, 3.42%, 4/18/23	2,270,000	2,307,407
Series 2017-4, Cl. D, 3.08%, 12/18/23	985,000	999,563
Series 2019-2, Cl. C, 2.74%, 4/18/25	2,705,000	2,721,656
Series 2019-2, Cl. D, 2.99%, 6/18/25	6,350,000	6,390,497
Capital Auto Receivables Asset Trust, Series 2017-1, Cl. D,
3.15%, 2/20/25[1]	290,000	291,507
CarMax Auto Owner Trust:
Series 2015-2, Cl. D, 3.04%, 11/15/21	525,000	525,005
Series 2015-3, Cl. D, 3.27%, 3/15/22	1,805,000	1,808,862
Series 2016-1, Cl. D, 3.11%, 8/15/22	1,370,000	1,372,594
Series 2017-1, Cl. D, 3.43%, 7/17/23	1,775,000	1,793,361
Series 2017-4, Cl. D, 3.30%, 5/15/24	750,000	758,537
Series 2018-1, Cl. D, 3.37%, 7/15/24	510,000	517,261
CCG Receivables Trust:
Series 2017-1, Cl. B, 2.75%, 11/14/23[1]	1,725,000	1,728,372
Series 2018-1, Cl. B, 3.09%, 6/16/25[1]	615,000	621,835
Series 2018-1, Cl. C, 3.42%, 6/16/25[1]	175,000	177,570
Series 2019-1, Cl. B, 3.22%, 9/14/26[1]	335,000	341,671
Series 2019-1, Cl. C, 3.57%, 9/14/26[1]	80,000	81,620
Chase Funding Trust, Series 2003-2, Cl. 2A2, 2.964%
[US0001M+56], 2/25/33[2]	15,989	15,686
CIG Auto Receivables Trust, Series 2017-1A, Cl. A, 2.71%,
5/15/23[1]	261,948	261,799
CNH Equipment Trust, Series 2017-C, Cl. B, 2.54%, 5/15/25	495,000	498,447
CPS Auto Receivables Trust, Series 2018-A, Cl. B, 2.77%,
4/18/22[1]	975,000	975,752
CPS Auto Trust, Series 2017-A, Cl. B, 2.68%, 5/17/21[1]	77,416	77,411
Credit Acceptance Auto Loan Trust:
Series 2017-3A, Cl. C, 3.48%, 10/15/26[1]	1,505,000	1,521,461
Series 2018-1A, Cl. B, 3.60%, 4/15/27[1]	2,520,000	2,568,372
Series 2018-1A, Cl. C, 3.77%, 6/15/27[1]	1,305,000	1,326,370
Series 2019-1A, Cl. B, 3.75%, 4/17/28[1]	200,000	205,842
Series 2019-1A, Cl. C, 3.94%, 6/15/28[1]	1,240,000	1,278,738
CWHEQ Revolving Home Equity Loan Trust:
Series 2005-G, Cl. 2A, 2.624% [US0001M+23], 12/15/35[2]	50,359	49,954
Series 2006-H, Cl. 2A1A, 2.544% [US0001M+15], 11/15/36[2]	44,482	34,744
Dell Equipment Finance Trust:
Series 2017-2, Cl. B, 2.47%, 10/24/22[1]	500,000	499,083
Series 2019-1, Cl. C, 3.14%, 3/22/24[1]	650,000	660,534
Drive Auto Receivables Trust:
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	1,240,000	1,259,678
Series 2018-1, Cl. D, 3.81%, 5/15/24	1,000,000	1,017,958

1 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Asset-Backed Securities (Continued)
Drive Auto Receivables Trust: (Continued)
Series 2018-3, Cl. D, 4.30%, 9/16/24		$440,000	$ 453,742
Series 2019-3, Cl. C, 2.90%, 8/15/25		5,145,000	5,173,428
Series 2019-3, Cl. D, 3.18%, 10/15/26		4,065,000	4,093,287
DT Auto Owner Trust:
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]		555,000	577,668
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]		1,120,000	1,126,900
Series 2017-1A, Cl. E, 5.79%, 2/15/24[1]		1,160,000	1,206,415
Series 2017-2A, Cl. D, 3.89%, 1/15/23[1]		1,330,000	1,340,117
Series 2017-3A, Cl. E, 5.60%, 8/15/24[1]		3,105,000	3,246,323
Series 2017-4A, Cl. D, 3.47%, 7/17/23[1]		1,410,000	1,420,737
Series 2017-4A, Cl. E, 5.15%, 11/15/24[1]		4,525,000	4,697,221
Series 2019-2A, Cl. D, 3.48%, 2/18/25[1]		655,000	667,720
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%,
4/19/44[1]		354,819	355,463
Exeter Automobile Receivables Trust:
Series 2018-1A, Cl. B, 2.75%, 4/15/22[1]		1,024,014	1,024,700
Series 2019-1A, Cl. D, 4.13%, 12/16/24[1]		605,000	626,096
Series 2019-2A, Cl. C, 3.30%, 3/15/24[1]		9,023,000	9,180,874
Flagship Credit Auto Trust, Series 2016-1, Cl. C, 6.22%,
6/15/22[1]		2,725,000	2,820,783
GLS Auto Receivables Trust, Series 2018-1A, Cl. A, 2.82%,
7/15/22[3]		1,164,279	1,166,015
GM Financial Automobile Leasing Trust, Series 2017-3, Cl. C,
2.73%, 9/20/21		850,000	850,531
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Cl.
A3, 2.504% [US0001M+10], 8/25/36[2]		3,662,398	1,771,797
Navistar Financial Dealer Note Master Owner Trust II:
Series 2019-1, Cl. C, 3.363% [US0001M+95], 5/28/24[1,2]		605,000	605,735
Series 2019-1, Cl. D, 3.863% [US0001M+145], 5/28/24[1,2]		580,000	580,614
Santander Drive Auto Receivables Trust:
Series 2017-1, Cl. E, 5.05%, 7/15/24[1]		2,460,000	2,522,376
Series 2017-3, Cl. D, 3.20%, 11/15/23		2,030,000	2,052,042
Series 2018-1, Cl. D, 3.32%, 3/15/24		750,000	761,182
Series 2018-2, Cl. D, 3.88%, 2/15/24		370,000	379,281
Series 2019-2, Cl. D, 3.22%, 7/15/25		380,000	385,609
Santander Retail Auto Lease Trust, Series 2019-A, Cl. C,
3.30%, 5/22/23[1]		630,000	637,044
SLM Student Loan Trust, Series 2004-5X, Cl. A6, 0.089%
[EUR003M+40], 10/25/39[2,4]	EUR	24,771,096	27,338,409
TCF Auto Receivables Owner Trust, Series 2015-1A, Cl. D,
3.53%, 3/15/22[1]		850,000	850,071
United Auto Credit Securitization Trust:
Series 2018-1, Cl. C, 3.05%, 9/10/21[1]		1,620,000	1,621,214
Series 2019-1, Cl. C, 3.16%, 8/12/24[1]		290,000	292,254
Veros Automobile Receivables Trust, Series 2017-1, Cl. A,
2.84%, 4/17/23[1]		129,328	129,255
Westlake Automobile Receivables Trust:
Series 2017-2A, Cl. E, 4.63%, 7/15/24[1]		1,845,000	1,888,995

2 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Asset-Backed Securities (Continued)
Westlake Automobile Receivables Trust: (Continued)
Series 2018-1A, Cl. D, 3.41%, 5/15/23[1]	$2,075,000	$ 2,090,927
Series 2019-2A, Cl. C, 2.84%, 7/15/24[1]	5,770,000	5,790,574
World Financial Network Credit Card Master Trust, Series
2019-B, Cl. A, 2.49%, 4/15/26	7,520,000	7,520,737
Total Asset-Backed Securities (Cost $140,282,890)		139,732,308

Mortgage-Backed Obligations—23.3%
Government Agency—14.4%
FHLMC/FNMA/FHLB/Sponsored—13.5%
Connecticut Avenue Securities, Series 2014-C03, Cl. 1M2, 5.404%
[US0001M+300], 7/25/24[2]	2,087,367	2,190,474
Federal Home Loan Mortgage Corp. Gold Pool:
5.00%, 12/1/34	370,276	400,578
5.50%, 9/1/39	796,448	860,114
6.00%, 7/1/19-7/1/24	239,596	262,467
6.50%, 2/1/22-6/1/35	342,871	387,504
7.00%, 8/1/21-3/1/35	500,296	567,912
7.50%, 1/1/32-2/1/32	1,038,308	1,233,398
8.50%, 8/1/31	32,498	37,161
10.00%, 5/1/20	113	113
Federal Home Loan Mortgage Corp. Non Gold Pool, 10.50%, 5/1/20	1,925	1,936
Federal Home Loan Mortgage Corp. , Interest-Only Stripped Mtg. -Backed Security:
Series 183, Cl. IO, 96.003%, 4/1/27[5]	83,782	17,037
Series 192, Cl. IO, 99.999%, 2/1/28[5]	35,225	6,600
Series 205, Cl. IO, 70.029%, 9/1/29[5]	221,623	44,475
Series 206, Cl. IO, 0.00%, 12/15/29[5,6]	101,368	26,953
Series 207, Cl. IO, 0.00%, 4/1/30[5,6]	86,632	18,386
Series 214, Cl. IO, 0.00%, 6/1/31[5,6]	65,946	13,630
Series 243, Cl. 6, 14.395%, 12/15/32[5]	190,520	34,765
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through Certificates, Interest-Only Stripped Mtg. -
Backed Security:
Series K093, Cl. X1, 0.00%, 5/25/29[5,6]	45,890,000	3,651,862
Series K734, Cl. X1, 0.00%, 2/25/26[5,6]	4,064,424	153,367
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22	586,428	618,946
Series 151, Cl. F, 9.00%, 5/15/21	137	139
Series 1590, Cl. IA, 3.444% [LIBOR01M+105], 10/15/23[2]	404,693	410,667
Series 1674, Cl. Z, 6.75%, 2/15/24	17,130	18,241
Series 2034, Cl. Z, 6.50%, 2/15/28	5,295	5,860
Series 2042, Cl. N, 6.50%, 3/15/28	5,425	5,943
Series 2043, Cl. ZP, 6.50%, 4/15/28	588,641	660,278
Series 2053, Cl. Z, 6.50%, 4/15/28	4,539	5,105
Series 2116, Cl. ZA, 6.00%, 1/15/29	282,284	311,421
Series 2122, Cl. F, 2.844% [LIBOR01M+45], 2/15/29[2]	15,031	14,666
Series 2279, Cl. PK, 6.50%, 1/15/31	9,085	10,158
Series 2326, Cl. ZP, 6.50%, 6/15/31	68,656	76,246
Series 2344, Cl. FP, 3.344% [LIBOR01M+95], 8/15/31[2]	199,359	204,281
Series 2368, Cl. PR, 6.50%, 10/15/31	10,323	11,740

3 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
(Continued)
Series 2401, Cl. FA, 3.044% [LIBOR01M+65], 7/15/29[2]	$23,833	$ 24,093
Series 2412, Cl. GF, 3.344% [LIBOR01M+95], 2/15/32[2]	228,330	234,104
Series 2427, Cl. ZM, 6.50%, 3/15/32	402,887	449,278
Series 2451, Cl. FD, 3.394% [LIBOR01M+100], 3/15/32[2]	112,279	115,325
Series 2461, Cl. PZ, 6.50%, 6/15/32	43,997	49,263
Series 2464, Cl. FI, 3.394% [LIBOR01M+100], 2/15/32[2]	110,723	113,742
Series 2470, Cl. AF, 3.394% [LIBOR01M+100], 3/15/32[2]	181,152	186,067
Series 2470, Cl. LF, 3.394% [LIBOR01M+100], 2/15/32[2]	113,238	116,326
Series 2475, Cl. FB, 3.394% [LIBOR01M+100], 2/15/32[2]	155,087	159,315
Series 2517, Cl. GF, 3.394% [LIBOR01M+100], 2/15/32[2]	93,628	96,181
Series 2551, Cl. LF, 2.894% [LIBOR01M+50], 1/15/33[2]	13,780	13,883
Series 2635, Cl. AG, 3.50%, 5/15/32	150,531	155,053
Series 2676, Cl. KY, 5.00%, 9/15/23	197,678	205,473
Series 3010, Cl. WB, 4.50%, 7/15/20	409	410
Series 3025, Cl. SJ, 15.971% [-3.6667 x LIBOR01M+2,475],
8/15/35[2]	235,281	350,326
Series 3848, Cl. WL, 4.00%, 4/15/40	313,589	318,911
Series 3857, Cl. GL, 3.00%, 5/15/40	8,321	8,550
Series 3917, Cl. BA, 4.00%, 6/15/38	202,084	212,044
Series 4221, Cl. HJ, 1.50%, 7/15/23	318,654	315,566
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg. -Backed Security:
Series 2035, Cl. PE, 65.792%, 3/15/28[5]	12,064	2,160
Series 2049, Cl. PL, 99.999%, 4/15/28[5]	65,831	12,127
Series 2074, Cl. S, 99.999%, 7/17/28[5]	45,640	4,413
Series 2079, Cl. S, 99.999%, 7/17/28[5]	85,678	10,013
Series 2177, Cl. SB, 99.999%, 8/15/29[5]	63,815	10,799
Series 2526, Cl. SE, 61.366%, 6/15/29[5]	116,181	21,041
Series 2682, Cl. TQ, 99.999%, 10/15/33[5]	497,574	93,054
Series 2795, Cl. SH, 58.681%, 3/15/24[5]	634,038	43,616
Series 2920, Cl. S, 99.999%, 1/15/35[5]	874,305	149,515
Series 2922, Cl. SE, 18.519%, 2/15/35[5]	54,976	9,012
Series 2981, Cl. AS, 1.215%, 5/15/35[5]	392,753	57,258
Series 2981, Cl. BS, 99.999%, 5/15/35[5]	1,014,832	170,568
Series 3004, Cl. SB, 99.999%, 7/15/35[5]	1,202,158	132,549
Series 3397, Cl. GS, 4.262%, 12/15/37[5]	279,554	58,484
Series 3424, Cl. EI, 0.00%, 4/15/38[5,6]	84,869	8,425
Series 3450, Cl. BI, 11.943%, 5/15/38[5]	418,056	68,756
Series 3606, Cl. SN, 12.584%, 12/15/39[5]	210,642	33,622
Federal Home Loan Mortgage Corp. , STACR Trust, Series 2019-HRP1, Cl.
M2, 3.811% [US0001M+140], 2/25/49[1,2]	1,705,000	1,709,528
Federal National Mortgage Assn.:
2.50%, 7/1/34[7]	10,185,000	10,251,839
3.00%, 7/1/34-7/1/46[7]	50,045,000	50,551,738
3.50%, 7/1/49[7]	102,530,000	104,796,875
4.00%, 7/1/49[7]	54,880,000	56,711,834
4.50%, 7/1/49[7]	193,530,000	202,242,630

4 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn. : (Continued)
5.00%, 7/1/49[7]	$8,215,000	$ 8,682,981
Federal National Mortgage Assn. Grantor Trust, Interest-Only Stripped Mtg. -Backed Security:
Series 2001-T10, Cl. IO, 99.999%, 12/25/41[5]	24,175,620	279,547
Series 2001-T3, Cl. IO, 99.999%, 11/25/40[5]	4,532,826	63,534
Federal National Mortgage Assn. Pool:
4.50%, 12/1/20	27,732	28,319
5.00%, 9/1/19-12/1/21	5,369	5,496
5.50%, 1/1/22-5/1/36	342,532	374,719
6.50%, 12/1/29-1/1/34	1,892,124	2,137,810
7.00%, 9/1/21-4/1/34	3,090,027	3,587,049
7.50%, 2/1/27-3/1/33	1,590,556	1,865,048
8.50%, 7/1/32	5,139	5,197
9.50%, 3/15/21	2,261	2,285
Federal National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:
Series 221, Cl. 2, 99.999%, 5/25/23[5]	66,094	6,835
Series 247, Cl. 2, 99.999%, 10/25/23[5]	32,317	3,396
Series 252, Cl. 2, 99.999%, 11/25/23[5]	7,693	867
Series 254, Cl. 2, 99.999%, 1/25/24[5]	25,358	3,050
Series 301, Cl. 2, 22.795%, 4/25/29[5]	98,487	19,094
Series 303, Cl. IO, 99.999%, 11/25/29[5]	106,511	23,487
Series 313, Cl. 2, 99.999%, 6/25/31[5]	891,024	186,532
Series 319, Cl. 2, 99.999%, 2/25/32[5]	339,930	71,499
Series 321, Cl. 2, 34.192%, 4/25/32[5]	541,839	117,960
Series 324, Cl. 2, 0.00%, 7/25/32[5,6]	220,008	47,521
Series 328, Cl. 2, 0.00%, 12/25/32[5,6]	191,250	41,056
Series 331, Cl. 5, 99.999%, 2/25/33[5]	448,035	84,080
Series 332, Cl. 2, 0.00%, 3/25/33[5,6]	901,063	193,247
Series 334, Cl. 10, 14.213%, 2/25/33[5]	363,687	78,514
Series 334, Cl. 12, 99.999%, 3/25/33[5]	528,285	110,642
Series 339, Cl. 7, 0.00%, 11/25/33[5,6]	1,077,236	210,562
Series 345, Cl. 9, 0.00%, 1/25/34[5,6]	319,085	62,082
Series 351, Cl. 10, 0.00%, 4/25/34[5,6]	136,529	27,620
Series 351, Cl. 8, 0.00%, 4/25/34[5,6]	249,604	50,531
Series 356, Cl. 10, 0.00%, 6/25/35[5,6]	175,709	33,229
Series 356, Cl. 12, 0.00%, 2/25/35[5,6]	85,562	16,420
Series 362, Cl. 13, 0.00%, 8/25/35[5,6]	12,400	2,543
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1996-35, Cl. Z, 7.00%, 7/25/26	23,745	26,017
Series 1997-45, Cl. CD, 8.00%, 7/18/27	274,061	314,573
Series 1998-58, Cl. PC, 6.50%, 10/25/28	160,132	177,692
Series 1999-14, Cl. MB, 6.50%, 4/25/29	8,628	9,412
Series 1999-54, Cl. LH, 6.50%, 11/25/29	302,879	336,004
Series 2001-19, Cl. Z, 6.00%, 5/25/31	120,598	132,532
Series 2001-65, Cl. F, 3.004% [LIBOR01M+60], 11/25/31[2]	218,114	220,525
Series 2001-80, Cl. ZB, 6.00%, 1/25/32	240,558	265,750
Series 2002-21, Cl. PE, 6.50%, 4/25/32	290,741	330,378
Series 2002-29, Cl. F, 3.404% [LIBOR01M+100], 4/25/32[2]	121,682	125,031
Series 2002-64, Cl. FJ, 3.404% [LIBOR01M+100], 4/25/32[2]	37,400	38,429

5 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
(Continued)
Series 2002-68, Cl. FH, 2.882% [LIBOR01M+50], 10/18/32[2]	$76,816	$ 77,370
Series 2002-81, Cl. FM, 2.904% [LIBOR01M+50], 12/25/32[2]	142,871	143,962
Series 2002-84, Cl. FB, 3.404% [LIBOR01M+100], 12/25/32[2]	23,731	24,379
Series 2003-11, Cl. FA, 3.404% [LIBOR01M+100], 9/25/32[2]	32,383	33,267
Series 2003-116, Cl. FA, 2.804% [LIBOR01M+40], 11/25/33[2]	78,356	77,515
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,865,000	3,203,755
Series 2005-71, Cl. DB, 4.50%, 8/25/25	440,422	449,971
Series 2006-11, Cl. PS, 15.751% [-3.6667 x
LIBOR01M+2,456.67], 3/25/36[2]	263,704	402,470
Series 2006-46, Cl. SW, 15.384% [-3.6665 x
LIBOR01M+2,419.92], 6/25/36[2]	329,656	491,487
Series 2008-75, Cl. DB, 4.50%, 9/25/23	2	2
Series 2009-113, Cl. DB, 3.00%, 12/25/20	7,047	7,029
Series 2009-36, Cl. FA, 3.344% [LIBOR01M+94], 6/25/37[2]	124,422	127,539
Series 2009-70, Cl. TL, 4.00%, 8/25/19	5	5
Series 2010-43, Cl. KG, 3.00%, 1/25/21	5,184	5,186
Series 2011-122, Cl. EC, 1.50%, 1/25/20	4,428	4,406
Series 2011-15, Cl. DA, 4.00%, 3/25/41	145,199	150,670
Series 2011-3, Cl. EL, 3.00%, 5/25/20	3,979	3,968
Series 2011-3, Cl. KA, 5.00%, 4/25/40	513,006	538,131
Series 2011-6, Cl. BA, 2.75%, 6/25/20	2,936	2,945
Series 2011-82, Cl. AD, 4.00%, 8/25/26	28,078	28,165
Series 2012-20, Cl. FD, 2.804% [LIBOR01M+40], 3/25/42[2]	797,918	799,136
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg. -Backed Security:
Series 2001-61, Cl. SH, 44.925%, 11/18/31[5]	247,570	48,862
Series 2001-63, Cl. SD, 36.691%, 12/18/31[5]	6,849	1,086
Series 2001-68, Cl. SC, 99.999%, 11/25/31[5]	5,100	947
Series 2001-81, Cl. S, 53.588%, 1/25/32[5]	68,112	12,759
Series 2002-28, Cl. SA, 40.00%, 4/25/32[5]	60,684	11,664
Series 2002-38, Cl. SO, 87.509%, 4/25/32[5]	74,964	13,402
Series 2002-39, Cl. SD, 61.127%, 3/18/32[5]	116,633	24,730
Series 2002-48, Cl. S, 44.821%, 7/25/32[5]	88,043	18,301
Series 2002-52, Cl. SL, 36.641%, 9/25/32[5]	57,852	11,491
Series 2002-53, Cl. SK, 74.58%, 4/25/32[5]	72,703	15,735
Series 2002-56, Cl. SN, 45.937%, 7/25/32[5]	120,748	25,102
Series 2002-65, Cl. SC, 56.679%, 6/25/26[5]	209,041	25,998
Series 2002-77, Cl. IS, 60.384%, 12/18/32[5]	127,716	26,026
Series 2002-77, Cl. SH, 41.383%, 12/18/32[5]	86,105	15,340
Series 2002-89, Cl. S, 99.999%, 1/25/33[5]	614,668	133,560
Series 2002-9, Cl. MS, 35.831%, 3/25/32[5]	96,420	19,994
Series 2003-13, Cl. IO, 62.018%, 3/25/33[5]	536,615	122,496
Series 2003-26, Cl. DI, 56.772%, 4/25/33[5]	304,551	76,424
Series 2003-26, Cl. IK, 64.943%, 4/25/33[5]	53,372	11,742
Series 2003-33, Cl. SP, 99.999%, 5/25/33[5]	290,886	58,241
Series 2003-4, Cl. S, 25.294%, 2/25/33[5]	137,870	28,282
Series 2003-46, Cl. IH, 0.00%, 6/25/23[5,6]	32,417	2,437

6 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg. -Backed Security: (Continued)
Series 2004-56, Cl. SE, 12.449%, 10/25/33[5]	$320,884	$ 61,270
Series 2005-12, Cl. SC, 27.99%, 3/25/35[5]	25,608	4,003
Series 2005-14, Cl. SE, 41.288%, 3/25/35[5]	200,495	28,506
Series 2005-40, Cl. SA, 99.999%, 5/25/35[5]	1,190,717	205,767
Series 2005-40, Cl. SB, 99.999%, 5/25/35[5]	539,057	74,247
Series 2005-52, Cl. JH, 27.029%, 5/25/35[5]	635,850	103,634
Series 2006-90, Cl. SX, 99.999%, 9/25/36[5]	1,285,637	246,260
Series 2007-88, Cl. XI, 0.00%, 6/25/37[5,6]	1,848,097	331,362
Series 2008-55, Cl. SA, 0.00%, 7/25/38[5,6]	80,891	8,891
Series 2009-8, Cl. BS, 0.00%, 2/25/24[5,6]	2,961	170
Series 2010-95, Cl. DI, 0.00%, 11/25/20[5,6]	7,476	128
Series 2011-96, Cl. SA, 6.007%, 10/25/41[5]	319,296	54,574
Series 2012-134, Cl. SA, 0.00%, 12/25/42[5,6]	1,018,966	194,124
Series 2012-40, Cl. PI, 25.421%, 4/25/41[5]	2,489,073	278,125
Federal National Mortgage Assn. , Stripped Mtg. -Backed Security, Series
302, Cl . 2, 6.00%, 5/1/29	2,586	426
Vendee Mortgage Trust, Interest-Only Stripped Mtg. -Backed Security:
Series 1992-2, Cl. IO, 6.679%, 9/15/22[5]	1,298,179	1
Series 1995-2B, Cl. 2IO, 99.999%, 6/15/25[5]	229,966	3,556
Series 1995-3, Cl. 1IO, 0.00%, 9/15/25[5,6]	5,598,569	1,222
		471,807,527

GNMA/Guaranteed—0.9%
Government National Mortgage Assn. I Pool:
7.00%, 1/15/28-8/15/28	283,693	299,051
8.00%, 1/15/28-9/15/28	208,324	219,507
Government National Mortgage Assn. II Pool:
3.50%, 7/1/49[7]	29,940,000	30,920,067
3.75% [H15T1Y+150], 7/20/27[2]	1,881	1,948
7.00%, 1/20/30	44,635	51,884
Government National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:
Series 2007-17, Cl. AI, 37.224%, 4/16/37[5]	867,742	136,732
Series 2011-52, Cl. HS, 16.739%, 4/16/41[5]	1,526,828	229,347
		31,858,536

Non-Agency—8.9%
Commercial—3.8%
BCAP LLC Trust, Series 2011-R11, Cl. 18A5, 4.69% [H15T1Y+210],
9/26/35[1,2]	18,821	18,918
Benchmark Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2018-B1, Cl. XA, 10.798%, 1/15/515	13,206,314	477,869
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/241,5,6,8	49,661	885
CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-CD6, Cl. XA, 12.599%, 11/13/505	5,487,157	308,737
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Cl. AAB, 3.477%,
5/10/47	700,970	721,182

7 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2017-C4, Cl. XA, 11.941%, 10/12/50 5	$15,463,123	$ 1,051,010
COMM Mortgage Trust:
Series 2013-CR6, Cl. AM, 3.147%, 3/10/46[1]	2,825,000	2,889,278
Series 2014-CR20, Cl. ASB, 3.305%, 11/10/47	475,000	488,380
Series 2014-CR21, Cl. AM, 3.987%, 12/10/47	70,000	73,766
Series 2014-LC15, Cl. AM, 4.198%, 4/10/47	690,000	732,943
Series 2014-UBS6, Cl. AM, 4.048%, 12/10/47	4,690,000	4,910,737
COMM Mortgage Trust, Interest-Only Stripped Mtg. -Backed Security, Series
2012-CR5, Cl. XA, 20.812%, 12/10/45[5]	7,025,586	312,709
Connecticut Avenue Securities:
Series 2016-C03, Cl. 1M1, 4.404% [US0001M+200],
10/25/28[2]	257,460	259,303
Series 2017-C03, Cl. 1M1, 3.354% [US0001M+95],
10/25/29[2]	2,066,891	2,073,000
Series 2018-C01, Cl. 1M1, 3.004% [US0001M+60], 7/25/30[2]	1,893,329	1,892,952
Series 2018-C06, Cl. 2M2, 4.504% [US0001M+210],
3/25/31[2]	6,720,000	6,727,314
Deutsche Mortgage Securities, Inc. , Series 2013-RS1, Cl. 1A2, 2.603%
[US0001M+22], 7/22/36[1,2]	737,190	727,023
FREMF Mortgage Trust:
Series 2012-K20, Cl. C, 4.006%, 5/25/45[1,9]	12,875,000	13,254,066
Series 2013-K25, Cl. C, 3.744%, 11/25/45[1,9]	1,975,000	2,018,878
Series 2013-K26, Cl. C, 3.721%, 12/25/45[1,9]	335,000	342,401
Series 2013-K27, Cl. C, 3.615%, 1/25/46[1,9]	4,187,000	4,270,043
Series 2013-K28, Cl. C, 3.609%, 6/25/46[1,9]	7,865,000	8,028,370
Series 2013-K29, Cl. C, 3.601%, 5/25/46[1,9]	4,700,000	4,792,012
Series 2013-K713, Cl. C, 3.263%, 4/25/46[1,9]	420,000	420,575
Series 2014-K714, Cl. C, 3.986%, 1/25/47[1,9]	200,000	202,901
Series 2014-K715, Cl. C, 4.258%, 2/25/46[1,9]	25,000	25,453
Series 2015-K44, Cl. B, 3.807%, 1/25/48[1,9]	7,345,000	7,553,024
Series 2015-K45, Cl. B, 3.713%, 4/25/48[1,9]	13,050,000	13,429,042
Series 2017-K62, Cl. B, 4.004%, 1/25/50[1,9]	840,000	870,290
Series 2017-K724, Cl. B, 3.599%, 11/25/23[1,9]	4,465,000	4,547,011
GS Mortgage Securities Trust:
Series 2013-GC12, Cl. AAB, 2.678%, 6/10/46	198,038	198,895
Series 2013-GC16, Cl. AS, 4.649%, 11/10/46	390,000	424,348
Series 2014-GC18, Cl. AAB, 3.648%, 1/10/47	570,490	586,472
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C10, Cl. AS, 3.372%, 12/15/47	2,345,000	2,401,734
Series 2013-C16, Cl. AS, 4.517%, 12/15/46	2,395,000	2,568,999
Series 2013-LC11, Cl. AS, 3.216%, 4/15/46	425,000	432,801
Series 2014-C20, Cl. AS, 4.043%, 7/15/47	1,685,000	1,778,641
Series 2016-JP3, Cl. A2, 2.435%, 8/15/49	1,360,652	1,361,795
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 4.697%, 7/25/35[9]	137,717	143,570
JP Morgan Resecuritization Trust, Series 2009-5, Cl. 1A2, 4.992%,
7/26/36[1,9]	7,127,683	7,233,977
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Cl. A3, 3.578%, 2/15/47	308,172	312,874

8 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Commercial (Continued)
JPMBB Commercial Mortgage Securities Trust: (Continued)
Series 2014-C24, Cl. B, 4.116%, 11/15/47[9]	$1,655,000	$ 1,730,911
Series 2014-C25, Cl. AS, 4.065%, 11/15/47	2,980,000	3,153,630
Lehman Structured Securities Corp. , Series 2002-GE1, Cl. A, 0.00%,
7/26/24[1,8,9]	39,622	27,193
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Cl. AS, 3.456%, 5/15/46	1,565,000	1,616,222
Series 2014-C14, Cl. B, 4.912%, 2/15/47[9]	680,000	735,085
Morgan Stanley Capital I, Inc. , Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-HR2, Cl. XA, 10.514%, 12/15/505	4,982,468	273,634
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1B, 3.612%,
11/26/36[1,9]	12,191,618	11,608,716
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 4.076%,
6/26/46[1,9]	30,478	30,727
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A,
4.472%, 8/25/34[9]	5,444,575	5,528,424
UBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2017-C5, Cl. XA, 14.709%, 11/15/50 5	9,744,584	590,012
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Cl. ASB,
2.934%, 5/15/48	2,300,000	2,338,960
Wells Fargo Commercial Mortgage Trust, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 2017-C42, Cl. XA, 10.479%, 12/15/505	6,548,400	410,788
WF-RBS Commercial Mortgage Trust:
Series 2013-C14, Cl. AS, 3.488%, 6/15/46	1,800,000	1,859,661
Series 2014-C20, Cl. AS, 4.176%, 5/15/47	1,455,000	1,540,903
Series 2014-C22, Cl. A3, 3.528%, 9/15/57	320,000	327,015
Series 2014-LC14, Cl. AS, 4.351%, 3/15/47[9]	1,135,000	1,210,833
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2011-C3, Cl. XA, 29.412%, 3/15/441,5	12,338,243	233,391
		134,080,283

Multi-Family—0.0%
Connecticut Avenue Securities, Series 2017-C04, Cl. 2M1, 3.254%
[US0001M+85], 11/25/29[2]	1,125,550	1,126,827

Residential—5.1%
Alba plc, Series 2007-1, Cl. F, 4.038% [BP0003M+325], 3/17/39[2,4]	1,315,995	1,620,490
Bear Stearns ARM Trust, Series 2006-1, Cl. A1, 4.91% [H15T1Y+225],
2/25/36[2]	39,103	40,199
CHL Mortgage Pass-Through Trust:
Series 2005-17, Cl. 1A8, 5.50%, 9/25/35	1,185,002	1,194,854
Series 2005-J4, Cl. A7, 5.50%, 11/25/35	1,050,428	1,063,917
Citigroup Mortgage Loan Trust, Inc. :
Series 2005-2, Cl. 1A3, 4.991%, 5/25/35[9]	1,239,975	1,265,654
Series 2006-AR1, Cl. 1A1, 4.70% [H15T1Y+240], 10/25/35[2]	327,139	335,808
Series 2009-8, Cl. 7A2, 4.991%, 3/25/36[1,9]	15,426,271	15,706,140
Series 2014-8, Cl. 1A2, 2.673% [US0001M+29], 7/20/36[1,2]	1,635,000	1,618,705

9 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Residential (Continued)
Connecticut Avenue Securities:
Series 2017-C01, Cl. 1M2, 5.954% [US0001M+355],
7/25/29[2]	$11,610,000	$ 12,300,329
Series 2017-C02, Cl. 2M1, 3.554% [US0001M+115],
9/25/29[2]	1,833,034	1,838,824
Series 2017-C06, Cl. 1M1, 3.154% [US0001M+75], 2/25/30[2]	242,276	242,325
Series 2017-C07, Cl. 1M1, 3.054% [US0001M+65], 5/28/30[2]	1,151,504	1,152,224
Series 2017-C07, Cl. 1M2, 4.804% [US0001M+240],
5/28/30[2]	1,540,000	1,566,851
Series 2018-C02, Cl. 2M1, 3.054% [US0001M+65], 8/25/30[2]	440,311	440,541
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 4.664%, 7/25/35[9]	181,748	186,383
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 2.714% [US0001M+31],
7/25/35[2]	34,078	34,130
Marble Arch Residential Securitisation No 4 plc, Series 4X, Cl. E1C, 4.682%
[BP0003M+390], 3/20/40[2,4]	4,220,000	5,253,495
RALI Trust, Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	51,645	47,051
Residential Asset Securitization Trust, Series 2005-A6CB, Cl. A7, 6.00%,
6/25/35	4,283,248	3,983,190
Stratton Mortgage Funding plc, Series 2019-1, Cl. A, 0.00%, 12/20/50[13]	14,000,000	17,801,203
Structured Agency Credit Risk Debt Nts. :
Series 2013-DN2, Cl. M2, 6.654% [US0001M+425],
11/25/23[2]	2,164,277	2,340,692
Series 2014-DN1, Cl. M3, 6.904% [US0001M+450],
2/25/24[2]	2,085,000	2,316,987
Series 2014-DN2, Cl. M3, 6.004% [US0001M+360],
4/25/24[2]	2,160,000	2,299,288
Series 2014-DN3, Cl. M3, 6.404% [US0001M+400],
8/25/24[2]	4,996,584	5,335,686
Series 2014-HQ2, Cl. M3, 6.154% [US0001M+375],
9/25/24[2]	2,495,000	2,722,312
Series 2015-HQA2, Cl. M2, 5.204% [US0001M+280],
5/25/28[2]	518,444	525,890
Series 2016-DNA1, Cl. M2, 5.304% [US0001M+290],
7/25/28[2]	673,060	681,184
Series 2016-DNA3, Cl. M3, 7.404% [US0001M+500],
12/25/28[2]	7,155,000	7,876,645
Series 2016-DNA4, Cl. M3, 6.204% [US0001M+380],
3/25/29[2]	13,920,000	14,825,468
Series 2016-HQA3, Cl. M3, 6.254% [US0001M+385],
3/25/29[2]	9,805,000	10,496,149
Series 2016-HQA4, Cl. M3, 6.304% [US0001M+390],
4/25/29[2]	9,480,000	10,229,954
Series 2017-DNA1, Cl. M2, 5.654% [US0001M+325],
7/25/29[2]	5,390,000	5,703,032
Series 2017-HQA1, Cl. M1, 3.604% [US0001M+120],
8/25/29[2]	2,620,984	2,630,306
Series 2017-HQA2, Cl. M1, 3.204% [US0001M+80],
12/25/29[2]	831,424	831,919
Series 2017-HQA3, Cl. M1, 2.954% [US0001M+55],
4/25/30[2]	1,198,243	1,197,800

10 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
Residential (Continued)
Structured Agency Credit Risk Debt Nts. : (Continued)
Series 2018-DNA1, Cl. M1, 2.854% [US0001M+45],
7/25/30[2]		$3,207,107	$ 3,201,710
Series 2018-DNA1, Cl. M2, 4.204% [US0001M+180],
7/25/30[2]		3,110,000	3,097,321
Towd Point Mortgage Funding 2019-Granite4 plc:
2.23%, 10/20/51		7,080,000	9,022,526
2.58%, 10/20/51		10,600,000	13,519,912
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7,
4.486%, 10/25/33[9]		81,990	84,388
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR1, Cl. 1A1, 5.081%, 2/25/35[9]		1,397,333	1,454,558
Series 2005-AR15, Cl. 1A2, 4.665%, 9/25/35[9]		351,675	350,547
Series 2005-AR15, Cl. 1A6, 4.665%, 9/25/35[9]		3,538,194	3,526,846
Series 2005-AR4, Cl. 2A2, 5.095%, 4/25/35[9]		84,631	86,354
Series 2006-AR10, Cl. 1A1, 5.008%, 7/25/36[9]		317,504	323,965
Series 2006-AR10, Cl. 5A5, 4.992%, 7/25/36[9]		591,972	602,703
Series 2006-AR2, Cl. 2A3, 4.991%, 3/25/36[9]		2,004,861	2,057,678
Series 2006-AR7, Cl. 2A4, 5.088%, 5/25/36[9]		1,414,749	1,474,619
			176,508,752
Total Mortgage-Backed Obligations (Cost $799,331,217)			815,381,925

U. S. Government Obligations—8.2%
United States Treasury Inflation-Protected Securities:
1.00%, 2/15/46-2/15/49[10,11]		271,765,466	287,055,098
Total U. S. Government Obligations (Cost $271,881,782)			287,055,098

Foreign Government Obligations—20.5%
Angola—0.1%
Republic of Angola, 9.375% Sr. Unsec. Nts. , 5/8/48[1]		2,095,000	2,315,027

Argentina—2.2%
Argentine Republic:
0.000% Unsec. Nts. , 4/30/20[12]	ARS	703,100,000	18,848,124
0.236% Unsec. Nts. , 7/31/20[12]	ARS	1,328,958,176	30,336,520
5.625% Sr. Unsec. Nts. , 1/26/22		5,145,000	4,347,577
6.875% Sr. Unsec. Nts. , 1/26/27		7,790,000	6,271,924
7.50% Sr. Unsec. Nts. , 4/22/26		16,340,000	13,791,123
13.085% Unsec. Nts. , 2/28/20[12]	ARS	135,400,000	3,133,857
18.20% Unsec. Nts. , 10/3/21	ARS	25,715,000	409,923
			77,139,048

Brazil—0.5%
Federative Republic of Brazil:
10.00% Unsec. Nts. , 1/1/29	BRL	10,500,000	3,192,795
13.288% Unsec. Nts. , 8/15/50	BRL	2,100,000	2,470,420
18.447% Unsec. Nts. , 5/15/45	BRL	10,550,000	12,041,047
			17,704,262

11 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Colombia—0.4%
Republic of Colombia:
Series B, 6.25% Bonds, 11/26/25	COP	21,300,000,000	$ 6,890,973
Series B, 10.00% Bonds, 7/24/24	COP	14,854,000,000	5,606,695
			12,497,668

Cyprus—0.2%
Republic of Cyprus, 2.75% Sr. Unsec. Nts. , 5/3/49[4,13]	EUR	4,225,000	5,966,356

Dominican Republic—0.2%
Dominican Republic:
6.40% Unsec. Nts. , 6/5/49[1]		2,055,000	2,152,707
7.50% Sr. Unsec. Nts. , 5/6/21[1]		4,650,000	4,905,750
			7,058,457

Egypt—1.0%
Arab Republic of Egypt:
4.75% Sr. Unsec. Nts. , 4/16/26[1]	EUR	4,800,000	5,498,360
5.577% Sr. Unsec. Nts. , 2/21/23[1]		6,950,000	7,077,129
6.125% Sr. Unsec. Nts. , 1/31/22[1]		7,150,000	7,386,987
8.50% Sr. Unsec. Nts. , 1/31/47[1]		3,570,000	3,793,104
8.70% Sr. Unsec. Nts. , 3/1/49[1]		2,565,000	2,766,122
18.15% Unsec. Nts. , 12/11/21	EGP	90,000,000	5,573,310
Series 3YR, 16.00% Unsec. Nts. , 12/12/20	EGP	72,000,000	4,267,942
			36,362,954

Fiji—0.1%
Republic of Fiji, 6.625% Sr. Unsec. Nts. , 10/2/20[4]		3,726,000	3,725,977

France—0.3%
French Republic, 3.25% Bonds, 5/25/45[4]	EUR	5,558,000	10,004,815

Gabon—0.1%
Gabonese Republic, 6.375% Bonds, 12/12/24[1]		4,105,000	4,077,907

Ghana—0.3%
Republic of Ghana:
8.125% Sr. Unsec. Nts. , 3/26/32[1]		4,900,000	4,990,870
8.627% Sr. Unsec. Nts. , 6/16/49[1]		3,655,000	3,695,296
8.95% Sr. Unsec. Nts. , 3/26/51[1]		2,130,000	2,210,966
			10,897,132

Greece—2.3%
Hellenic Republic:
Bonds, 10/15/42[9]	EUR	76,770,000	379,472
3.875% Sr. Unsec. Nts. , 3/12/29[1,4]	EUR	9,035,000	11,539,953
3.90% Bonds, 1/30/33[4]	EUR	44,064,000	56,238,996
4.00% Bonds, 1/30/37[4]	EUR	10,680,000	13,736,857
			81,895,278

12 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
India—1.5%
Republic of India:
7.17% Sr. Unsec. Nts. , 1/8/28	INR	900,000,000	$ 13,218,396
7.59% Sr. Unsec. Nts. , 1/11/26	INR	1,400,000,000	20,923,690
7.72% Sr. Unsec. Nts. , 5/25/25	INR	35,000,000	527,478
8.20% Sr. Unsec. Nts. , 9/24/25	INR	849,400,000	13,063,244
8.24% Sr. Unsec. Nts. , 2/15/27	INR	400,000,000	6,206,512
			53,939,320

Indonesia—2.0%
Perusahaan Penerbit SBSN Indonesia III:
4.35% Sr. Unsec. Nts. , 9/10/24[1]		1,330,000	1,406,821
4.55% Sr. Unsec. Nts. , 3/29/26[1]		2,005,000	2,146,613
Republic of Indonesia:
3.85% Sr. Unsec. Nts. , 7/18/27[1]		1,075,000	1,113,145
4.125% Sr. Unsec. Nts. , 1/15/25[1]		1,260,000	1,326,821
8.125% Sr. Unsec. Nts. , 5/15/24	IDR	179,000,000,000	13,379,862
8.25% Sr. Unsec. Nts. , 5/15/29	IDR	70,900,000,000	5,332,242
Series FR53, 8.25% Sr. Unsec. Nts. , 7/15/21	IDR	61,800,000,000	4,481,982
Series FR56, 8.375% Sr. Unsec. Nts. , 9/15/26	IDR	260,905,000,000	19,661,199
Series FR59, 7.00% Sr. Unsec. Nts. , 5/15/27	IDR	45,000,000,000	3,118,054
Series FR74, 7.50% Sr. Unsec. Nts. , 8/15/32	IDR	287,520,000,000	19,812,571
			71,779,310

Italy—1.8%
Italy Buoni Poliennali Del Tesoro:
3.10% Sr. Unsec. Nts. , 3/1/40[1,4]	EUR	22,595,000	27,006,650
4.75% Unsec. Nts. , 9/1/44[1,4]	EUR	22,900,000	34,352,831
			61,359,481

Ivory Coast—0.2%
Republic of Cote d'Ivoire, 5.25% Sr. Unsec. Nts. , 3/22/30[1]	EUR	5,125,000	5,709,756

Malaysia—0.2%
Federation of Malaysia:
3.733% Sr. Unsec. Nts. , 6/15/28	MYR	8,500,000	2,071,245
4.127% Sr. Unsec. Nts. , 4/15/32	MYR	17,400,000	4,323,671
			6,394,916

Mexico—1.2%
United Mexican States:
Series M, 5.75% Bonds, 3/5/26	MXN	172,455,000	8,177,837
Series M20, 8.50% Sr. Unsec. Nts. , 5/31/29	MXN	613,300,000	34,005,139
			42,182,976

Oman—0.4%
Sultanate of Oman:
3.875% Sr. Unsec. Nts. , 3/8/22[1]		7,045,000	6,943,714

13 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Oman (Continued)
Sultanate of Oman: (Continued)
6.75% Sr. Unsec. Nts. , 1/17/48[1]		$8,080,000	$ 7,150,533
			14,094,247

Panama—0.2%
Republic of Panama, 3.75% Sr. Unsec. Nts. , 4/17/26[1]		5,150,000	5,357,046

Paraguay—0.2%
Republic of Paraguay:
4.625% Sr. Unsec. Nts. , 1/25/23[1]		6,950,000	7,318,420
5.40% Sr. Unsec. Nts. , 3/30/50[1]		1,270,000	1,413,681
			8,732,101

Peru—0.0%
Republic of Peru, 5.40% Sr. Unsec. Nts. , 8/12/34[1,4]	PEN	1,045,000	324,534

Russia—0.2%
Russian Federation, 4.875% Sr. Unsec. Nts. , 9/16/23[1]		6,950,000	7,445,667

Saudi Arabia—0.1%
Kingdom of Saudi Arabia, 4.375% Sr. Unsec. Nts. , 4/16/29[1]		3,405,000	3,686,352

Senegal—0.1%
Republic of Senegal:
6.25% Unsec. Nts. , 5/23/33[1]		1,170,000	1,134,676
6.75% Sr. Unsec. Nts. , 3/13/48[1]		2,075,000	1,954,185
			3,088,861

Serbia—0.0%
Republic of Serbia, 4.875% Sr. Unsec. Nts. , 2/25/20[1]		960,000	973,270

South Africa—2.3%
Republic of South Africa:
Series 2023, 7.75% Sr. Unsec. Nts. , 2/28/23	ZAR	62,500,000	4,507,233
Series 2030, 8.00% Sr. Unsec. Nts. , 1/31/30	ZAR	347,900,000	23,345,766
Series 2037, 8.50% Sr. Unsec. Nts. , 1/31/37	ZAR	264,900,000	17,197,571
Series 2048, 8.75% Sr. Unsec. Nts. , 2/28/48	ZAR	130,000,000	8,323,323
Series R186, 10.50% Sr. Unsec. Nts. , 12/21/26	ZAR	290,825,000	23,354,786
Series R214, 6.50% Sr. Unsec. Nts. , 2/28/41	ZAR	60,000,000	3,048,988
			79,777,667

Spain—0.4%
Kingdom of Spain, 0.60% Bonds, 10/31/29[1,4]	EUR	11,380,000	13,139,903

Sri Lanka—0.8%
Democratic Socialist Republic of Sri Lanka:
5.75% Sr. Unsec. Nts. , 4/18/23[1]		3,610,000	3,584,963
5.875% Sr. Unsec. Nts. , 7/25/22[1]		3,370,000	3,386,302
6.25% Sr. Unsec. Nts. , 10/4/20[1]		11,015,000	11,166,381

14 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
Sri Lanka (Continued)
Democratic Socialist Republic of Sri Lanka: (Continued)
6.35% Sr. Unsec. Nts. , 6/28/24[1]		$2,790,000	$ 2,789,470
7.55% Sr. Unsec. Nts. , 3/28/30[1]		3,275,000	3,292,344
7.85% Sr. Unsec. Nts. , 3/14/29[1]		2,560,000	2,645,971
			26,865,431

Thailand—0.5%
Kingdom of Thailand, 2.125% Sr. Unsec. Nts. , 12/17/26	THB	490,000,000	16,135,601

Turkey—0.5%
Republic of Turkey:
8.50% Bonds, 9/14/22	TRY	39,500,000	5,436,750
10.70% Bonds, 2/17/21	TRY	54,955,000	8,465,566
12.40% Bonds, 3/8/28	TRY	33,500,000	4,813,401
			18,715,717

Ukraine—0.2%
Ukraine, 7.75% Sr. Unsec. Nts. , 9/1/26[4]		6,150,000	6,352,464

Uruguay—0.0%
Oriental Republic of Uruguay, 9.875% Sr. Unsec. Nts. ,
6/20/22[1]	UYU	36,445,000	1,030,778
Total Foreign Government Obligations (Cost $720,402,248)			716,730,279

Corporate Loans—0.5%
Albertson's LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B7, 5.439% [LIBOR12+300], 11/17/25[2]		691,567	688,974
Aleris International, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.233% [LIBOR12+475], 2/27/23[2]		1,390,950	1,394,427
American Greetings Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.983% [LIBOR12+450], 4/6/24[2]		1,305,905	1,304,683
Claire's Stores, Inc. , Sr. Sec. Credit Facilities Term Loan,
9.938% 10/12/38[9]		97,198	97,198
Dun & Bradstreet Corp. (The), Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.479% 2/6/26[9]		2,075,000	2,078,247
iHeartCommunications, Inc, Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, 6.579% 5/1/26[9]		1,619,743	1,623,671
KIK Custom Products, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.402% [LIBOR12+400], 5/15/23[2]		1,380,000	1,304,962
Murray Energy Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 9.772% [LIBOR4+725], 10/17/22[2]		3,715,958	2,511,374
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.921% 10/25/23[9,14]		1,609,716	1,412,526
PetSmart, Inc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.72% [LIBOR12+400], 3/11/22[2,7]		1,165,202	1,137,348
Scientific Games International, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B5, 5.189%-5.233%
[LIBOR6+275], 8/14/24[2]		2,074,496	2,045,827

15 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Corporate Loans (Continued)
Windstream Services LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B6, 8.50% [PRIME4+500], 3/29/21[2,15]	$661,540	$ 682,214
Total Corporate Loans (Cost $17,183,860)		16,281,451

Corporate Bonds and Notes—42.7%
Consumer Discretionary—6.6%
Auto Components—0.3%
American Axle & Manufacturing, Inc. , 6.25% Sr. Unsec. Nts. ,
4/1/25	2,990,000	2,986,263
Dana Financing Luxembourg Sarl, 6.50% Sr. Unsec. Nts. ,
6/1/26[1]	1,695,000	1,790,344
Delphi Technologies plc, 5.00% Sr. Unsec. Nts. , 10/1/25[1]	695,000	620,288
Goodyear Tire & Rubber Co. (The), 5.00% Sr. Unsec. Nts. ,
5/31/26	1,310,000	1,295,262
Grinding Media, Inc. /Moly-Cop AltaSteel Ltd. , 7.375% Sr. Sec.
Nts. , 12/15/23[1]	875,000	842,187
Panther BF Aggregator 2 LP/Panther Finance Co. , Inc.:
6.25% Sr. Sec. Nts. , 5/15/26[1]	645,000	671,606
8.50% Sr. Unsec. Nts. , 5/15/27[1]	1,390,000	1,435,175
		9,641,125

Automobiles—0.2%
Ford Motor Credit Co. LLC, 5.75% Sr. Unsec. Nts. , 2/1/21	3,540,000	3,686,377
General Motors Financial Co. , Inc. , 4.20% Sr. Unsec. Nts. ,
11/6/21	3,540,000	3,646,308
Tesla, Inc. , 5.30% Sr. Unsec. Nts. , 8/15/25[1]	695,000	612,469
		7,945,154

Distributors—0.0%
LKQ Corp. , 4.75% Sr. Unsec. Nts. , 5/15/23	989,000	1,003,835

Diversified Consumer Services—0.1%
Cengage Learning, Inc. , 9.50% Sr. Unsec. Nts. , 6/15/24[1]	345,000	330,337
EMC Corp. , 2.65% Sr. Unsec. Nts. , 6/1/20	560,000	556,999
Service Corp. International, 4.625% Sr. Unsec. Nts. , 12/15/27	700,000	717,500
		1,604,836

Entertainment—0.3%
AMC Entertainment Holdings, Inc.:
5.75% Sr. Unsec. Nts. , 6/15/25	1,785,000	1,660,139
5.875% Sr. Unsec. Nts. , 11/15/26	1,615,000	1,453,500
Cinemark USA, Inc. , 4.875% Sr. Unsec. Nts. , 6/1/23	1,260,000	1,278,900
Lions Gate Capital Holdings LLC, 5.875% Sr. Unsec. Nts. ,
11/1/24[1]	2,315,000	2,384,450
Live Nation Entertainment, Inc. , 5.625% Sr. Unsec. Nts. ,
3/15/26[1]	1,220,000	1,282,525
Netflix, Inc. , 5.875% Sr. Unsec. Nts. , 11/15/28	700,000	776,734

16 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Entertainment (Continued)
Sirius XM Radio, Inc. , 5.375% Sr. Unsec. Nts. , 7/15/26[1]	$1,780,000	$ 1,851,200
		10,687,448

Hotels, Restaurants & Leisure—1.8%
1011778 B. C. ULC/New Red Finance, Inc.:
4.25% Sr. Sec. Nts. , 5/15/24[1]	2,150,000	2,179,562
5.00% Sec. Nts. , 10/15/25[1]	3,555,000	3,591,617
Aramark Services, Inc.:
4.75% Sr. Unsec. Nts. , 6/1/26	1,890,000	1,927,800
5.00% Sr. Unsec. Nts. , 2/1/28[1]	2,115,000	2,181,094
Boyd Gaming Corp.:
6.00% Sr. Unsec. Nts. , 8/15/26	1,615,000	1,703,825
6.375% Sr. Unsec. Nts. , 4/1/26	560,000	594,513
Caesars Resort Collection LLC/CRC Finco, Inc. , 5.25% Sr.
Unsec. Nts. , 10/15/25[1]	2,075,000	2,080,188
CEC Entertainment, Inc. , 8.00% Sr. Unsec. Nts. , 2/15/22	1,185,000	1,198,331
Cedar Fair LP, 5.25% Sr. Unsec. Nts. , 7/15/29[1]	995,000	1,018,183
Downstream Development Authority of the Quapaw Tribe of
Oklahoma, 10.50% Sr. Sec. Nts. , 2/15/23[1]	840,000	892,500
Eldorado Resorts, Inc. , 6.00% Sr. Unsec. Nts. , 4/1/25	590,000	623,187
Golden Nugget, Inc.:
6.75% Sr. Unsec. Nts. , 10/15/24[3]	3,430,000	3,541,475
8.75% Sr. Unsec. Nts. , 10/1/25[1]	2,860,000	3,010,150
Hilton Domestic Operating Co. , Inc.:
4.25% Sr. Unsec. Nts. , 9/1/24	1,135,000	1,154,862
4.875% Sr. Unsec. Nts. , 1/15/30[1]	685,000	706,750
5.125% Sr. Unsec. Nts. , 5/1/26	1,320,000	1,381,050
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations
Borrower, Inc. , 6.125% Sr. Unsec. Nts. , 12/1/24	1,735,000	1,860,788
International Game Technology plc, 6.25% Sr. Sec. Nts. ,
2/15/22[1]	6,065,000	6,436,481
IRB Holding Corp. , 6.75% Sr. Unsec. Nts. , 2/15/26[1]	705,000	703,238
KFC Holding Co. /Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75% Sr. Unsec. Nts. , 6/1/27[1]	925,000	950,437
5.25% Sr. Unsec. Nts. , 6/1/26[1]	2,340,000	2,459,902
Melco Resorts Finance Ltd. , 4.875% Sr. Unsec. Nts. , 6/6/25[1]	3,575,000	3,558,475
MGM Growth Properties Operating Partnership LP/MGP
Finance Co. -Issuer, Inc. , 5.625% Sr. Unsec. Nts. , 5/1/24	2,245,000	2,427,406
MGM Resorts International:
5.75% Sr. Unsec. Nts. , 6/15/25	1,245,000	1,360,138
6.00% Sr. Unsec. Nts. , 3/15/23	1,580,000	1,716,275
6.625% Sr. Unsec. Nts. , 12/15/21	1,080,000	1,169,100
Mohegan Gaming & Entertainment, 7.875% Sr. Unsec. Nts. ,
10/15/24[1]	1,565,000	1,539,569
Penn National Gaming, Inc. , 5.625% Sr. Unsec. Nts. , 1/15/27[1]	1,765,000	1,747,350
Scientific Games International, Inc.:
8.25% Sr. Unsec. Nts. , 3/15/26[1]	1,390,000	1,462,961
10.00% Sr. Unsec. Nts. , 12/1/22	2,178,000	2,292,345

17 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Six Flags Entertainment Corp. , 4.875% Sr. Unsec. Nts. ,
7/31/24[1]	$1,455,000	$ 1,480,462
Viking Cruises Ltd. , 5.875% Sr. Unsec. Nts. , 9/15/27[1]	970,000	984,550
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% Sr. Unsec. Nts. , 5/15/27[1]	1,075,000	1,080,375
5.50% Sr. Unsec. Nts. , 3/1/25[1]	1,395,000	1,444,243
Wynn Macau Ltd.:
4.875% Sr. Unsec. Nts. , 10/1/24[1]	695,000	682,838
5.50% Sr. Unsec. Nts. , 10/1/27[1]	355,000	346,125
		63,488,145

Household Durables—0.9%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. :
4.25% Sr. Sec. Nts. , 9/15/22[1]	610,000	617,625
4.625% Sr. Sec. Nts. , 5/15/23[1]	345,000	351,469
Beazer Homes USA, Inc.:
5.875% Sr. Unsec. Nts. , 10/15/27	885,000	771,897
6.75% Sr. Unsec. Nts. , 3/15/25	3,890,000	3,739,262
7.25% Sr. Unsec. Nts. , 2/1/23	119,000	117,215
Lennar Corp. :
4.50% Sr. Unsec. Nts. , 4/30/24	905,000	953,644
4.75% Sr. Unsec. Nts. , 4/1/21	7,075,000	7,278,406
4.75% Sr. Unsec. Nts. , 5/30/25	2,135,000	2,271,106
5.00% Sr. Unsec. Nts. , 6/15/27	1,040,000	1,097,200
5.25% Sr. Unsec. Nts. , 6/1/26	705,000	753,469
LGI Homes, Inc. , 6.875% Sr. Unsec. Nts. , 7/15/26[1]	695,000	714,112
M/I Homes, Inc. , 5.625% Sr. Unsec. Nts. , 8/1/25	2,135,000	2,177,700
PulteGroup, Inc. , 5.50% Sr. Unsec. Nts. , 3/1/26	1,705,000	1,847,794
Resideo Funding, Inc. , 6.125% Sr. Unsec. Nts. , 11/1/26[1]	1,355,000	1,412,588
Taylor Morrison Communities, Inc. , 6.625% Sr. Unsec. Nts. ,
5/15/22	2,925,000	3,027,375
Taylor Morrison Communities, Inc. /Taylor Morrison Holdings II,
Inc. , 5.875% Sr. Unsec. Nts. , 4/15/23[1]	1,345,000	1,418,975
William Lyon Homes, Inc.:
5.875% Sr. Unsec. Nts. , 1/31/25	1,876,000	1,861,930
6.00% Sr. Unsec. Nts. , 9/1/23	1,405,000	1,433,100
		31,844,867

Internet & Catalog Retail—0.0%
Getty Images, Inc. , 9.75% Sr. Unsec. Nts. , 3/1/27[1]	175,000	180,688
GrubHub Holdings, Inc. , 5.50% Sr. Unsec. Nts. , 7/1/27[1]	1,360,000	1,397,891
		1,578,579

Leisure Equipment & Products—0.1%
Mattel, Inc.:
4.35% Sr. Unsec. Nts. , 10/1/20	580,000	586,525
6.75% Sr. Unsec. Nts. , 12/31/25[1]	3,005,000	3,098,906
		3,685,431

18 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Media—2.2%
Altice Financing SA:
6.625% Sr. Sec. Nts. , 2/15/23[1]	$525,000	$ 539,437
7.50% Sr. Sec. Nts. , 5/15/26[1]	1,925,000	1,939,630
Altice Finco SA, 8.125% Sec. Nts. , 1/15/24[1]	1,905,000	1,971,675
Altice France SA:
7.375% Sr. Sec. Nts. , 5/1/26[1]	2,500,000	2,568,750
8.125% Sr. Sec. Nts. , 2/1/27[1]	1,395,000	1,468,238
Altice Luxembourg SA:
7.625% Sr. Unsec. Nts. , 2/15/25[1]	695,000	656,341
7.75% Sr. Unsec. Nts. , 5/15/22[1]	200,000	203,750
10.50% Sr. Unsec. Nts. , 5/15/27[1]	1,385,000	1,424,261
AMC Networks, Inc.:
4.75% Sr. Unsec. Nts. , 8/1/25	1,425,000	1,451,719
5.00% Sr. Unsec. Nts. , 4/1/24	700,000	720,125
Belo Corp. , 7.75% Sr. Unsec. Nts. , 6/1/27	3,338,000	3,688,490
Block Communications, Inc. , 6.875% Sr. Unsec. Nts. , 2/15/25[1]	1,250,000	1,309,375
Cablevision Systems Corp. , 5.875% Sr. Unsec. Nts. , 9/15/22	565,000	599,606
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00% Sr. Unsec. Nts. , 3/1/23[1]	710,000	713,328
5.00% Sr. Unsec. Nts. , 2/1/28[1]	1,890,000	1,934,793
5.125% Sr. Unsec. Nts. , 5/1/23[1]	910,000	931,328
5.125% Sr. Unsec. Nts. , 5/1/27[1]	2,881,000	2,990,074
5.375% Sr. Unsec. Nts. , 5/1/25[1]	530,000	549,213
5.75% Sr. Unsec. Nts. , 2/15/26[1]	3,250,000	3,416,563
5.875% Sr. Unsec. Nts. , 4/1/24[1]	650,000	680,875
5.875% Sr. Unsec. Nts. , 5/1/27[1]	530,000	560,475
Clear Channel Commuications, Inc. , 9.00% Sr. Nts. ,
12/15/19[15,16]	4,005,000	—
Clear Channel International BV, 8.75% Sr. Unsec. Nts. ,
12/15/20[3]	710,000	729,525
Clear Channel Worldwide Holdings, Inc. , Series B, 6.50% Sr.
Unsec. Nts. , 11/15/22	3,115,000	3,185,087
CSC Holdings LLC:
5.25% Sr. Unsec. Nts. , 6/1/24	1,645,000	1,712,856
5.375% Sr. Unsec. Nts. , 7/15/23[1]	695,000	715,850
5.50% Sr. Unsec. Nts. , 5/15/26[1]	525,000	551,880
5.50% Sr. Unsec. Nts. , 4/15/27[1]	1,350,000	1,420,875
6.50% Sr. Unsec. Nts. , 2/1/29[1]	690,000	754,256
10.875% Sr. Unsec. Nts. , 10/15/25[1]	1,605,000	1,843,752
Cumulus Media New Holdings, Inc. , 6.75% Sr. Sec. Nts. ,
7/1/26[1]	680,000	679,302
DISH DBS Corp. :
5.125% Sr. Unsec. Nts. , 5/1/20	695,000	700,206
5.875% Sr. Unsec. Nts. , 7/15/22	1,040,000	1,059,500
5.875% Sr. Unsec. Nts. , 11/15/24	5,025,000	4,773,750
6.75% Sr. Unsec. Nts. , 6/1/21	695,000	731,487
7.75% Sr. Unsec. Nts. , 7/1/26	715,000	702,488
Gray Television, Inc.:
5.125% Sr. Unsec. Nts. , 10/15/24[1]	1,400,000	1,429,750

19 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Gray Television, Inc. : (Continued)
5.875% Sr. Unsec. Nts. , 7/15/26[1]	$1,925,000	$ 2,002,000
iHeartCommunications, Inc.:
6.375% Sr. Sec. Nts. , 5/1/26	370,227	394,755
8.375% Sr. Unsec. Nts. , 5/1/27	671,037	706,280
MDC Partners, Inc. , 6.50% Sr. Unsec. Nts. , 5/1/24[1]	545,000	503,558
Nexstar Broadcasting, Inc. , 5.625% Sr. Unsec. Nts. , 8/1/24[1]	2,465,000	2,559,804
Nexstar Escrow, Inc. , 5.625% Sr. Unsec. Nts. , 7/15/27[1,7]	675,000	693,563
Sinclair Television Group, Inc. , 5.625% Sr. Unsec. Nts. , 8/1/24[1]	1,990,000	2,039,750
Sirius XM Radio, Inc.:
4.625% Sr. Unsec. Nts. , 7/15/24[1,7]	1,330,000	1,361,276
5.50% Sr. Unsec. Nts. , 7/1/29[1]	1,280,000	1,313,460
TEGNA, Inc. , 5.50% Sr. Unsec. Nts. , 9/15/24[1]	1,580,000	1,627,400
Townsquare Media, Inc. , 6.50% Sr. Unsec. Nts. , 4/1/23[1]	710,000	702,012
Tribune Media Co. , 5.875% Sr. Unsec. Nts. , 7/15/22	1,590,000	1,625,616
Univision Communications, Inc. :
5.125% Sr. Sec. Nts. , 5/15/23[1]	735,000	722,137
5.125% Sr. Sec. Nts. , 2/15/25[1]	3,255,000	3,112,594
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts. , 1/15/21	565,000	591,272
5.50% Sr. Sec. Nts. , 8/15/26[1]	1,710,000	1,776,263
5.50% Sr. Sec. Nts. , 5/15/29[1]	685,000	696,131
Ziggo BV, 5.50% Sr. Sec. Nts. , 1/15/27[1]	2,875,000	2,938,854
		76,675,335

Specialty Retail—0.6%
Freedom Mortgage Corp.:
8.125% Sr. Unsec. Nts. , 11/15/24[1]	1,065,000	910,575
8.25% Sr. Unsec. Nts. , 4/15/25[1]	1,925,000	1,665,125
GameStop Corp. , 6.75% Sr. Unsec. Nts. , 3/15/21[1]	2,940,000	2,888,550
L Brands, Inc.:
5.25% Sr. Unsec. Nts. , 2/1/28	705,000	647,719
6.875% Sr. Unsec. Nts. , 11/1/35	4,880,000	4,364,477
7.50% Sr. Unsec. Nts. , 6/15/29	1,360,000	1,361,340
Lithia Motors, Inc. , 5.25% Sr. Unsec. Nts. , 8/1/25[1]	1,425,000	1,473,094
Michaels Stores, Inc. , 8.00% Sr. Unsec. Nts. , 7/15/27[1,7]	1,325,000	1,323,860
Party City Holdings, Inc. , 6.625% Sr. Unsec. Nts. , 8/1/26[1]	1,395,000	1,356,637
PetSmart, Inc.:
5.875% Sr. Sec. Nts. , 6/1/25[1]	1,740,000	1,696,500
7.125% Sr. Unsec. Nts. , 3/15/23[1]	695,000	655,037
Sonic Automotive, Inc. , 6.125% Sr. Unsec. Nts. , 3/15/27	1,800,000	1,777,500
		20,120,414

Textiles, Apparel & Luxury Goods—0.1%
Hanesbrands, Inc.:
4.625% Sr. Unsec. Nts. , 5/15/24[1]	945,000	985,824
4.875% Sr. Unsec. Nts. , 5/15/26[1]	980,000	1,021,542

20 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Textiles, Apparel & Luxury Goods (Continued)
William Carter Co. (The), 5.625% Sr. Unsec. Nts. , 3/15/27[1]	$695,000	$ 730,619
		2,737,985

Consumer Staples—1.1%
Beverages—0.1%
Coca-Cola Icecek AS, 4.215% Sr. Unsec. Nts. , 9/19/24[1]	3,535,000	3,522,627

Food & Staples Retailing—0.5%
Albertsons Cos. LLC/Safeway, Inc. /New Albertsons LP/Albertson's LLC:
5.75% Sr. Unsec. Nts. , 3/15/25	685,000	693,563
6.625% Sr. Unsec. Nts. , 6/15/24	2,375,000	2,472,969
7.50% Sr. Unsec. Nts. , 3/15/26[1]	690,000	740,025
Fresh Market, Inc. (The), 9.75% Sr. Sec. Nts. , 5/1/23[1]	1,910,000	1,308,350
Ingles Markets, Inc. , 5.75% Sr. Unsec. Nts. , 6/15/23	1,709,000	1,755,997
Par Pharmaceutical, Inc. , 7.50% Sr. Sec. Nts. , 4/1/27[1]	3,470,000	3,417,950
Rite Aid Corp. , 6.125% Sr. Unsec. Nts. , 4/1/23[1]	3,280,000	2,779,800
Simmons Foods, Inc.:
5.75% Sec. Nts. , 11/1/24[1]	2,805,000	2,566,575
7.75% Sr. Sec. Nts. , 1/15/24[1]	700,000	757,750
		16,492,979

Food Products—0.4%
Darling Ingredients, Inc. , 5.25% Sr. Unsec. Nts. , 4/15/27[1]	695,000	726,618
Dean Foods Co. , 6.50% Sr. Unsec. Nts. , 3/15/23[1]	240,000	130,200
JBS Investments II GmbH, 7.00% Sr. Unsec. Nts. , 1/15/26[1]	1,040,000	1,128,920
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75% Sr. Unsec. Nts. , 6/15/25[1]	1,545,000	1,612,594
6.75% Sr. Unsec. Nts. , 2/15/28[1]	1,400,000	1,526,000
JBS USA LUX SA/JBS USA Food Co. /JBS USA Finance, Inc. ,
6.50% Sr. Unsec. Nts. , 4/15/29[1]	1,390,000	1,512,262
Lamb Weston Holdings, Inc. , 4.625% Sr. Unsec. Nts. , 11/1/24[1]	695,000	723,669
NBM US Holdings, Inc. , 7.00% Sr. Unsec. Nts. , 5/14/26[1]	1,290,000	1,357,464
Pilgrim's Pride Corp.:
5.75% Sr. Unsec. Nts. , 3/15/25[1]	1,435,000	1,460,112
5.875% Sr. Unsec. Nts. , 9/30/27[1]	710,000	738,400
Post Holdings, Inc.:
5.00% Sr. Unsec. Nts. , 8/15/26[1]	655,000	666,462
5.75% Sr. Unsec. Nts. , 3/1/27[1]	2,135,000	2,215,063
		13,797,764

Household Products—0.0%
Kronos Acquisition Holdings, Inc. , 9.00% Sr. Unsec. Nts. ,
8/15/23[1]	1,800,000	1,586,970
Spectrum Brands, Inc. , 6.125% Sr. Unsec. Nts. , 12/15/24	695,000	719,325
		2,306,295

Personal Products—0.1%
Avon International Operations, Inc. , 7.875% Sr. Sec. Nts. ,
8/15/22[1]	2,225,000	2,319,562

21 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Personal Products (Continued)
First Quality Finance Co. , Inc. , 5.00% Sr. Unsec. Nts. , 7/1/25[1]	$1,385,000	$ 1,398,850
		3,718,412

Energy—6.3%
Energy Equipment & Services—1.1%
ADES International Holding plc, 8.625% Sr. Sec. Nts. ,
4/24/24[1]	1,700,000	1,691,194
Basic Energy Services, Inc. , 10.75% Sr. Sec. Nts. , 10/15/23[1]	690,000	541,650
Calfrac Holdings LP, 8.50% Sr. Unsec. Nts. , 6/15/26[1]	1,740,000	1,226,700
CSI Compressco LP/CSI Compressco Finance, Inc.:
7.25% Sr. Unsec. Nts. , 8/15/22	345,000	311,363
7.50% Sr. Sec. Nts. , 4/1/25[1]	1,040,000	1,025,700
Ensco Rowan plc:
5.20% Sr. Unsec. Nts. , 3/15/25	1,155,000	853,256
7.75% Sr. Unsec. Nts. , 2/1/26	355,000	266,250
Eterna Capital Pte Ltd.:
7.50% Sr. Sec. Nts. , 12/11/22[4,14]	3,542,524	3,496,039
8.00% Sr. Sec. Nts. , 12/11/22[14]	4,776,961	3,993,398
Exterran Energy Solutions LP/EES Finance Corp. , 8.125% Sr.
Unsec. Nts. , 5/1/25	720,000	735,300
McDermott Technology Americas, Inc. /McDermott Technology
US, Inc. , 10.625% Sr. Unsec. Nts. , 5/1/24[1]	7,000,000	6,569,010
Nabors Industries, Inc. , 5.75% Sr. Unsec. Nts. , 2/1/25	1,580,000	1,408,175
Pertamina Persero PT, 5.625% Sr. Unsec. Nts. , 5/20/43[1]	7,180,000	7,927,922
Precision Drilling Corp. , 7.125% Sr. Unsec. Nts. , 1/15/26[1]	985,000	957,913
Rowan Cos. , Inc. , 7.375% Sr. Unsec. Nts. , 6/15/25	1,335,000	1,041,300
Tervita Escrow Corp. , 7.625% Sec. Nts. , 12/1/21[1]	700,000	715,547
Transocean Pontus Ltd. , 6.125% Sr. Sec. Nts. , 8/1/25[1]	661,500	684,653
Transocean Poseidon Ltd. , 6.875% Sr. Sec. Nts. , 2/1/27[1]	345,000	365,484
Transocean Sentry Ltd. , 5.375% Sr. Sec. Nts. , 5/15/23[1]	1,320,000	1,324,950
Transocean, Inc.:
7.50% Sr. Unsec. Nts. , 1/15/26[1]	710,000	679,825
9.00% Sr. Unsec. Nts. , 7/15/23[1]	1,810,000	1,934,438
Unit Corp. , 6.625% Sr. Unsec. Nts. , 5/15/21	695,000	630,712
USA Compression Partners LP/USA Compression Finance
Corp. , 6.875% Sr. Unsec. Nts. , 9/1/27[1]	1,040,000	1,097,314
		39,478,093

Oil, Gas & Consumable Fuels—5.2%
Aker BP ASA, 4.75% Sr. Unsec. Nts. , 6/15/24[1]	680,000	701,507
Antero Resources Corp.:
5.125% Sr. Unsec. Nts. , 12/1/22	640,000	616,800
5.375% Sr. Unsec. Nts. , 11/1/21	695,000	688,919
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. ,
6.00% Sr. Unsec. Nts. , 2/15/25[1]	2,380,000	2,469,250
Ascent Resources Utica Holdings LLC/ARU Finance Corp. ,
10.00% Sr. Unsec. Nts. , 4/1/22[1]	1,785,000	1,898,615
Baytex Energy Corp. , 5.625% Sr. Unsec. Nts. , 6/1/24[1]	870,000	835,200

22 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp. , 6.625%
Sr. Unsec. Nts. , 7/15/26[1]	$1,735,000	$ 1,756,688
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance
Corp. , 6.875% Sr. Unsec. Nts. , 2/1/25	700,000	661,500
California Resources Corp. :
5.00% Sr. Unsec. Nts. , 1/15/20	1,035,000	998,775
8.00% Sec. Nts. , 12/15/22[1]	2,363,000	1,792,926
Callon Petroleum Co. , 6.375% Sr. Unsec. Nts. , 7/1/26	2,685,000	2,715,206
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
6.50% Sr. Unsec. Nts. , 4/15/21	955,000	955,000
7.625% Sr. Unsec. Nts. , 1/15/22	520,000	505,700
Carrizo Oil & Gas, Inc.:
6.25% Sr. Unsec. Nts. , 4/15/23	345,000	334,219
8.25% Sr. Unsec. Nts. , 7/15/25	700,000	693,000
Centennial Resource Production LLC:
5.375% Sr. Unsec. Nts. , 1/15/26[1]	345,000	329,475
6.875% Sr. Unsec. Nts. , 4/1/27[1]	695,000	705,425
Cheniere Corpus Christi Holdings LLC:
5.125% Sr. Sec. Nts. , 6/30/27	1,430,000	1,556,913
7.00% Sr. Sec. Nts. , 6/30/24	1,680,000	1,936,368
Chesapeake Energy Corp.:
7.00% Sr. Unsec. Nts. , 10/1/24	420,000	378,525
7.50% Sr. Unsec. Nts. , 10/1/26	580,000	519,100
8.00% Sr. Unsec. Nts. , 1/15/25	180,000	166,950
8.00% Sr. Unsec. Nts. , 3/15/26[1]	643,000	586,737
8.00% Sr. Unsec. Nts. , 6/15/27	1,060,000	932,143
CITGO Petroleum Corp. , 6.25% Sr. Sec. Nts. , 8/15/22[1]	195,000	195,731
CNX Resources Corp. , 5.875% Sr. Unsec. Nts. , 4/15/22	323,000	314,925
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% Sr. Unsec. Nts. , 5/1/27[1]	1,385,000	1,382,504
5.75% Sr. Unsec. Nts. , 4/1/25	400,000	407,000
CrownRock LP/CrownRock Finance, Inc. , 5.625% Sr. Unsec.
Nts. , 10/15/25[1]	1,740,000	1,746,525
CVR Refining LLC/Coffeyville Finance, Inc. , 6.50% Sr. Unsec.
Nts. , 11/1/22	2,750,000	2,807,062
DCP Midstream Operating LP:
4.75% Sr. Unsec. Nts. , 9/30/21[1]	695,000	714,112
5.125% Sr. Unsec. Nts. , 5/15/29	680,000	703,907
Denbury Resources, Inc.:
9.00% Sec. Nts. , 5/15/21[1]	1,355,000	1,341,450
9.25% Sec. Nts. , 3/31/22[1]	1,567,000	1,476,898
Energy Transfer Operating LP:
5.875% Sr. Unsec. Nts. , 1/15/24	1,445,000	1,607,170
7.50% Sr. Unsec. Nts. , 10/15/20	710,000	753,251
EnLink Midstream LLC, 5.375% Sr. Unsec. Nts. , 6/1/29	345,000	354,642
EnLink Midstream Partners LP:
4.40% Sr. Unsec. Nts. , 4/1/24	2,780,000	2,821,644
5.60% Sr. Unsec. Nts. , 4/1/44	605,000	558,112
Ensign Drilling, Inc. , 9.25% Sr. Unsec. Nts. , 4/15/24[1]	1,390,000	1,367,732

23 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Enviva Partners LP/Enviva Partners Finance Corp. , 8.50% Sr.
Unsec. Nts. , 11/1/21	$2,030,000	$ 2,118,813
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% Sr. Sec. Nts. , 5/15/26[1]	2,095,000	1,880,263
8.00% Sr. Sec. Nts. , 11/29/24[1]	8,030,000	5,540,700
9.375% Sec. Nts. , 5/1/24[3]	1,904,000	447,440
Extraction Oil & Gas, Inc.:
5.625% Sr. Unsec. Nts. , 2/1/26[1]	1,045,000	849,063
7.375% Sr. Unsec. Nts. , 5/15/24[1]	710,000	610,600
Fortress Transportation & Infrastructure Investors LLC, 6.75%
Sr. Unsec. Nts. , 3/15/22[1]	690,000	718,463
Genesis Energy LP/Genesis Energy Finance Corp.:
6.25% Sr. Unsec. Nts. , 5/15/26	2,515,000	2,439,550
6.50% Sr. Unsec. Nts. , 10/1/25	1,340,000	1,314,875
6.75% Sr. Unsec. Nts. , 8/1/22	285,000	288,563
Gulfport Energy Corp.:
6.00% Sr. Unsec. Nts. , 10/15/24	1,050,000	816,375
6.375% Sr. Unsec. Nts. , 5/15/25	700,000	545,125
Hess Infrastructure Partners LP/Hess Infrastructure Partners
Finance Corp. , 5.625% Sr. Unsec. Nts. , 2/15/26[1]	700,000	723,625
HighPoint Operating Corp. :
7.00% Sr. Unsec. Nts. , 10/15/22	345,000	334,650
8.75% Sr. Unsec. Nts. , 6/15/25	479,000	459,840
Hilcorp Energy I LP/Hilcorp Finance Co. , 5.75% Sr. Unsec.
Nts. , 10/1/25[1]	315,000	317,363
Holly Energy Partners LP/Holly Energy Finance Corp. , 6.00%
Sr. Unsec. Nts. , 8/1/24[1]	710,000	741,950
Indigo Natural Resources LLC, 6.875% Sr. Unsec. Nts. ,
2/15/26[1]	1,005,000	907,013
KazTransGas JSC, 4.375% Sr. Unsec. Nts. , 9/26/27[1]	4,645,000	4,740,970
Kinder Morgan Energy Partners LP, 3.45% Sr. Unsec. Nts. ,
2/15/23	3,545,000	3,642,987
Laredo Petroleum, Inc.:
5.625% Sr. Unsec. Nts. , 1/15/22	685,000	638,762
6.25% Sr. Unsec. Nts. , 3/15/23	285,000	266,560
MEG Energy Corp.:
6.50% Sec. Nts. , 1/15/25[1]	1,735,000	1,750,181
7.00% Sr. Unsec. Nts. , 3/31/24[1]	415,000	396,325
Moss Creek Resources Holdings, Inc.:
7.50% Sr. Unsec. Nts. , 1/15/26[1]	405,000	347,288
10.50% Sr. Unsec. Nts. , 5/15/27[1]	1,385,000	1,331,331
Murray Energy Corp. , 12.00% Sec. Nts. , 4/15/24[1,14]	5,744,632	1,192,011
Newfield Exploration Co. , 5.625% Sr. Unsec. Nts. , 7/1/24	730,000	809,444
NGL Energy Partners LP/NGL Energy Finance Corp. :
6.125% Sr. Unsec. Nts. , 3/1/25	2,350,000	2,338,250
7.50% Sr. Unsec. Nts. , 11/1/23	730,000	766,500
7.50% Sr. Unsec. Nts. , 4/15/26[1]	950,000	991,227
NuStar Logistics LP:
4.80% Sr. Unsec. Nts. , 9/1/20	695,000	708,900

24 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
NuStar Logistics LP: (Continued)
6.00% Sr. Unsec. Nts. , 6/1/26		$680,000	$ 705,500
Oasis Petroleum, Inc. , 6.875% Sr. Unsec. Nts. , 1/15/23		1,470,000	1,473,675
Parkland Fuel Corp. , 6.00% Sr. Unsec. Nts. , 4/1/26[1]		700,000	718,375
Parsley Energy LLC/Parsley Finance Corp. , 5.625% Sr. Unsec.
Nts. , 10/15/27[1]		1,065,000	1,118,250
PBF Holding Co. LLC/PBF Finance Corp.:
7.00% Sr. Unsec. Nts. , 11/15/23		470,000	489,980
7.25% Sr. Unsec. Nts. , 6/15/25		1,055,000	1,109,069
PBF Logistics LP/PBF Logistics Finance Corp. , 6.875% Sr.
Unsec. Nts. , 5/15/23		1,025,000	1,062,156
PDC Energy, Inc. , 5.75% Sr. Unsec. Nts. , 5/15/26		1,420,000	1,398,700
Peabody Energy Corp.:
6.00% Sr. Sec. Nts. , 3/31/22[1]		615,000	631,913
6.375% Sr. Sec. Nts. , 3/31/25[1]		1,400,000	1,421,000
Petrobras Global Finance BV:
6.85% Sr. Unsec. Nts. , 6/5/15		2,520,000	2,618,683
6.90% Sr. Unsec. Nts. , 3/19/49		3,845,000	4,102,615
Petroleos Mexicanos:
3.75% Sr. Unsec. Nts. , 4/16/26[4]	EUR	3,560,000	3,877,939
4.875% Sr. Unsec. Nts. , 1/24/22		1,270,000	1,268,730
6.375% Sr. Unsec. Nts. , 2/4/21		7,085,000	7,286,922
6.375% Sr. Unsec. Nts. , 1/23/45		6,680,000	5,769,850
6.50% Sr. Unsec. Nts. , 1/23/29		2,560,000	2,483,200
Puma International Financing SA, 5.00% Sr. Unsec. Nts. ,
1/24/26[1]		2,600,000	2,263,609
QEP Resources, Inc.:
5.625% Sr. Unsec. Nts. , 3/1/26		1,780,000	1,682,100
6.875% Sr. Unsec. Nts. , 3/1/21		695,000	717,587
Range Resources Corp.:
5.00% Sr. Unsec. Nts. , 3/15/23		695,000	656,775
5.75% Sr. Unsec. Nts. , 6/1/21		695,000	705,425
Reliance Industries Ltd.:
6.78% Unsec. Nts. , 9/16/20	INR	180,000,000	2,612,713
7.00% Unsec. Nts. , 8/31/22	INR	540,000,000	7,853,726
Repsol International Finance BV, 4.50% [EUSA10+420] Jr.
Sub. Nts. , 3/25/75[2,4]	EUR	3,590,000	4,652,034
Rio Oil Finance Trust Series 2014-1, 9.25% Sr. Sec. Nts. ,
7/6/24[1]		427,776	478,574
Sanchez Energy Corp.:
6.125% Sr. Unsec. Nts. , 1/15/23		807,000	40,350
7.25% Sr. Sec. Nts. , 2/15/23[1]		322,000	245,525
7.75% Sr. Unsec. Nts. , 6/15/21		1,169,000	64,295
SemGroup Corp. /Rose Rock Finance Corp.:
5.625% Sr. Unsec. Nts. , 7/15/22		665,000	658,855
5.625% Sr. Unsec. Nts. , 11/15/23		1,610,000	1,545,600
SM Energy Co. :
6.625% Sr. Unsec. Nts. , 1/15/27		695,000	646,350
6.75% Sr. Unsec. Nts. , 9/15/26		1,015,000	956,638

25 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Southern Gas Corridor CJSC, 6.875% Sr. Unsec. Nts. , 3/24/26[1]		$7,215,000	$ 8,383,368
Southwestern Energy Co.:
6.20% Sr. Unsec. Nts. , 1/23/25		350,000	322,000
7.50% Sr. Unsec. Nts. , 4/1/26		1,415,000	1,347,618
SRC Energy, Inc. , 6.25% Sr. Unsec. Nts. , 12/1/25		670,000	613,050
State Oil Co. of the Azerbaijan Republic, 4.75% Sr. Unsec.
Nts. , 3/13/23[4]		3,475,000	3,624,425
Summit Midstream Holdings LLC/Summit Midstream Finance
Corp. , 5.75% Sr. Unsec. Nts. , 4/15/25		2,430,000	2,138,400
Sunoco LP/Sunoco Finance Corp. :
4.875% Sr. Unsec. Nts. , 1/15/23		885,000	906,019
5.50% Sr. Unsec. Nts. , 2/15/26		470,000	490,563
5.875% Sr. Unsec. Nts. , 3/15/28		1,062,000	1,103,153
6.00% Sr. Unsec. Nts. , 4/15/27[1]		695,000	731,488
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50% Sr. Unsec. Nts. , 9/15/24[1]		1,510,000	1,566,625
5.50% Sr. Unsec. Nts. , 1/15/28[1]		630,000	640,238
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.00% Sr. Unsec. Nts. , 1/15/28		980,000	984,900
5.875% Sr. Unsec. Nts. , 4/15/26		1,400,000	1,489,250
6.50% Sr. Unsec. Nts. , 7/15/27[1]		690,000	753,825
Transcanada Trust, 5.875% [US0003M+464] Jr. Sub. Nts. ,
8/15/76[2]		3,545,000	3,643,976
USA Compression Partners LP/USA Compression Finance
Corp. , 6.875% Sr. Unsec. Nts. , 4/1/26		1,050,000	1,115,520
Whiting Petroleum Corp. :
5.75% Sr. Unsec. Nts. , 3/15/21		640,000	640,800
6.625% Sr. Unsec. Nts. , 1/15/26		1,405,000	1,361,972
WPX Energy, Inc. , 8.25% Sr. Unsec. Nts. , 8/1/23		695,000	795,775
			180,232,291

Financials—12.7%
Capital Markets—1.6%
Banco BTG Pactual SA/Cayman Islands, 5.50% Sr. Unsec. Nts. ,
1/31/23[1]		3,475,000	3,618,344
Cornerstone Building Brands, Inc. , 8.00% Sr. Unsec. Nts. ,
4/15/26[1]		1,045,000	1,021,488
Credit Suisse Group AG, 7.50% [USSW5+459.8] Jr. Sub.
Perpetual Bonds[2,4,17]		11,730,000	12,935,234
Diamond Resorts International, Inc.:
7.75% Sr. Sec. Nts. , 9/1/23[1]		660,000	682,275
10.75% Sr. Unsec. Nts. , 9/1/24[1]		575,000	569,250
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC,
7.50% Sr. Sec. Nts. , 5/1/25[3]		690,000	658,088
European Bank for Reconstruction & Development:
6.85% Sr. Unsec. Nts. , 6/21/21	IDR	20,200,000,000	1,426,308
28.50% Sr. Unsec. Nts. , 7/10/19	TRY	29,400,000	5,076,876
Flex Acquisition Co. , Inc. , 6.875% Sr. Unsec. Nts. , 1/15/25[1]		1,325,000	1,205,750

26 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
Capital Markets (Continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp. , 6.375%
Sr. Unsec. Nts. , 12/15/25		$1,230,000	$ 1,258,659
Martin Midstream Partners LP/Martin Midstream Finance
Corp. , 7.25% Sr. Unsec. Nts. , 2/15/21		695,000	692,359
MPH Acquisition Holdings LLC, 7.125% Sr. Unsec. Nts. ,
6/1/24[1]		930,000	876,711
MSCI, Inc. , 5.375% Sr. Unsec. Nts. , 5/15/27[1]		700,000	750,750
Neptune Energy Bondco plc, 6.625% Sr. Unsec. Nts. , 5/15/25[4]		1,735,000	1,765,796
Prime Security Services Borrower LLC/Prime Finance, Inc. ,
9.25% Sec. Nts. , 5/15/23[1]		2,031,000	2,136,764
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. ,
6.75% Sr. Unsec. Nts. , 6/1/25[1]		1,315,000	1,361,025
TerraForm Power Operating LLC:
4.25% Sr. Unsec. Nts. , 1/31/23[1]		965,000	971,031
5.00% Sr. Unsec. Nts. , 1/31/28[1]		290,000	292,175
Trident Merger Sub, Inc. , 6.625% Sr. Unsec. Nts. , 11/1/25[1]		915,000	857,812
UBS Group Funding Switzerland AG:
6.875% [USISDA05+549.65] Jr. Sub. Perpetual Bonds[2,4,17]		12,870,000	13,419,858
7.125% [USSW5+588.3] Jr. Sub. Perpetual Bonds[2,4,17]		4,729,000	4,977,272
			56,553,825

Commercial Banks—6.3%
ABN AMRO Bank NV, 5.75% [EUSA5+545.2] Jr. Sub.
Perpetual Bonds[2,4,17]	EUR	4,950,000	5,932,085
Astana Finance JSC, 9.16% Sr. Unsec. Nts. , 3/14/12[8,15]		1,186,225	—
Australia & New Zealand Banking Group Ltd. (United
Kingdom), 6.75% [USISDA05+516.8] Jr. Sub. Perpetual
Bonds[1,2,17]		305,000	336,905
Banca Monte dei Paschi di Siena SpA, 5.375%
[EUSA5+500.5] Sub. Nts. , 1/18/28[2,4]	EUR	7,205,000	5,023,787
Banco Bilbao Vizcaya Argentaria SA:
5.875% [EUSA5+566] Jr. Sub. Perpetual Bonds[2,4,17]	EUR	3,490,000	4,113,550
6.00% [EUSA5+603.9] Jr. Sub. Perpetual Bonds[2,4,17]	EUR	6,660,000	7,970,248
6.75% [EUSA5+660.4] Jr. Sub. Perpetual Bonds[2,4,17]	EUR	5,610,000	6,566,990
8.875% [EUSA5+917.7] Jr. Sub. Perpetual Bonds[2,4,17]	EUR	4,305,000	5,464,162
Banco do Brasil SA (Cayman):
3.875% Sr. Unsec. Nts. , 10/10/22		3,650,000	3,723,912
4.75% Sr. Unsec. Nts. , 3/20/24[1]		2,562,000	2,682,286
Banco Mercantil del Norte SA (Grand Cayman), 7.625%
[H15T10Y+535.3] Jr. Sub. Perpetual Bonds[1,2,17]		969,000	995,647
Banco Santander SA:
5.25% [EUSA5+499.9] Jr. Sub. Perpetual Bonds[2,4,17]	EUR	5,255,000	6,091,139
6.75% [EUSA5+680.3] Jr. Sub. Perpetual Bonds[2,4,17]	EUR	7,220,000	8,967,508
Bank of China Ltd. , 5.00% Sub. Nts. , 11/13/24[1]		3,535,000	3,807,011
Bankinter SA, 8.625% [EUSA5+886.7] Jr. Sub. Perpetual
Bonds[2,4,17]	EUR	3,255,000	4,147,703
Barclays plc:
7.875% [USSW5+677.2] Jr. Sub. Perpetual Bonds[2,4,17]		3,140,000	3,293,075
8.00% [H15T5Y+567.2] Jr. Sub. Perpetual Bonds[2,17]		3,480,000	3,652,138

27 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Commercial Banks (Continued)
BNP Paribas SA:
6.625% [USSW5+414.9] Jr. Sub. Perpetual Bonds[1,2,17]		$2,835,000	$ 2,964,837
7.625% [USSW5+631.4] Jr. Sub. Perpetual Bonds[2,4,17]		6,835,000	7,238,948
7.625% [USSW5+631.4] Jr. Sub. Perpetual Bonds[1,2,17]		2,720,000	2,880,752
CaixaBank SA:
5.25% [EUSA5+450.4] Jr. Sub. Perpetual Bonds[2,4,17]	EUR	710,000	760,365
6.75% [EUSA5+649.8] Jr. Sub. Perpetual Bonds[2,4,17]	EUR	7,075,000	8,708,154
CIT Group, Inc.:
4.125% Sr. Unsec. Nts. , 3/9/21		1,150,000	1,174,783
5.00% Sr. Unsec. Nts. , 8/15/22		350,000	371,000
5.25% Sr. Unsec. Nts. , 3/7/25		690,000	758,138
Clear Channel Worldwide Holdings, Inc. , 9.25% Sr. Unsec.
Nts. , 2/15/24[1]		1,385,000	1,506,188
Cooperatieve Rabobank UA, 6.625% [EUSA5+669.7] Jr. Sub.
Perpetual Bonds[2,4,17]	EUR	7,085,000	8,935,946
Credit Agricole SA:
6.875% [USSW5+431.9] Jr. Sub. Perpetual Bonds[1,2,17]		5,210,000	5,474,225
7.875% [USSW5+489.8] Jr. Sub. Perpetual Bonds[2,4,17]		3,540,000	3,906,992
Credit Suisse AG, 6.50% Sub. Nts. , 8/8/23[4]		7,080,000	7,810,125
Global Bank Corp. , 5.25% [US0003M+330] Sr. Unsec. Nts. ,
4/16/29[1,2]		4,810,000	5,026,450
HSBC Holdings plc:
5.25% [EUSA5+438.3] Jr. Sub. Perpetual Bonds[2,4,17]	EUR	8,685,000	10,667,982
6.00% [EUSA5+533.8] Jr. Sub. Perpetual Bonds[2,4,17]	EUR	4,495,000	5,910,487
IDBI Bank Ltd. (GIFT-IFC), 5.00% Sr. Unsec. Nts. , 9/25/19[4]		1,040,000	1,043,921
International Finance Corp. , 16.721% Sr. Unsec. Nts. ,
2/15/29[4,12]	TRY	10,300,000	510,980
Intesa Sanpaolo SpA, 7.70% [USSW5+546.15] Jr. Sub.
Perpetual Bonds[1,2,17]		3,326,000	3,270,639
Kenan Advantage Group, Inc. (The), 7.875% Sr. Unsec. Nts. ,
7/31/23[1]		2,140,000	1,936,700
Lloyds Bank plc:
7.50% Sr. Unsec. Nts. , 4/2/32[4,9]		7,175,000	5,729,703
13.00% [GUKG5+1,340] Jr. Sub. Perpetual Bonds[2,17]	GBP	2,090,000	4,595,208
NatWest Markets plc, 3.625% Sr. Unsec. Nts. , 9/29/22[1]		7,085,000	7,239,439
Novo Banco SA, 8.50% [EUSA5+823.3] Sub. Nts. , 7/6/28[2,4]	EUR	2,445,000	2,878,898
Royal Bank of Scotland Group plc, 8.625% [USSW5+759.8]
Jr. Sub. Perpetual Bonds[2,17]		5,235,000	5,655,109
Societe Generale SA:
7.375% [USSW5+623.8] Jr. Sub. Perpetual Bonds[1,2,17]		11,225,000	11,828,905
7.875% [USSW5+497.9] Jr. Sub. Perpetual Bonds[2,4,17]		2,480,000	2,664,673
Standard Chartered plc, 7.75% [USSW5+572.3] Jr. Sub.
Perpetual Bonds[2,4,17]		8,745,000	9,297,815
Swiss Insured Brazil Power Finance Sarl, 9.85% Sr. Sec. Nts. ,
7/16/32	BRL	12,250,000	3,493,210
TBC Bank JSC, 5.75% Sr. Unsec. Nts. , 6/19/24[1]		2,545,000	2,541,750
UBS Group Funding Switzerland AG:
5.00% [USSW5+243.2] Jr. Sub. Perpetual Bonds[2,4,17]		1,445,000	1,328,628
5.75% [EUSA5+528.7] Jr. Sub. Perpetual Bonds[2,4,17]	EUR	3,020,000	3,787,068

28 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
Commercial Banks (Continued)
UniCredit SpA, 7.50% [EUAMDB05+733.4] Jr. Sub. Perpetual
Bonds[2,4,17]	EUR	3,350,000	$ 4,027,503
			218,693,667

Consumer Finance—0.9%
Ahern Rentals, Inc. , 7.375% Sec. Nts. , 5/15/23[1]		1,545,000	1,378,912
Ally Financial, Inc.:
3.875% Sr. Unsec. Nts. , 5/21/24		1,705,000	1,748,682
4.625% Sr. Unsec. Nts. , 5/19/22		1,200,000	1,254,000
4.625% Sr. Unsec. Nts. , 3/30/25		692,000	732,655
5.125% Sr. Unsec. Nts. , 9/30/24		555,000	600,787
5.75% Sub. Nts. , 11/20/25		2,170,000	2,408,483
8.00% Sr. Unsec. Nts. , 11/1/31		1,140,000	1,512,449
Colfax Corp.:
6.00% Sr. Unsec. Nts. , 2/15/24[1]		1,380,000	1,464,525
6.375% Sr. Unsec. Nts. , 2/15/26[1]		690,000	740,888
Comstock Resources, Inc. , 9.75% Sr. Unsec. Nts. , 8/15/26		695,000	536,888
Dresdner Funding Trust I, 8.151% Jr. Sub. Nts. , 6/30/31[4]		2,125,000	2,870,344
Lions Gate Capital Holdings LLC, 6.375% Sr. Unsec. Nts. ,
2/1/24[1]		690,000	727,088
MGM Growth Properties Operating Partnership LP/MGP
Finance Co. -Issuer, Inc. , 5.75% Sr. Unsec. Nts. , 2/1/27[1]		690,000	744,338
Navient Corp. :
5.875% Sr. Unsec. Nts. , 10/25/24		1,973,000	2,005,061
6.50% Sr. Unsec. Nts. , 6/15/22		1,425,000	1,517,254
6.625% Sr. Unsec. Nts. , 7/26/21		1,475,000	1,565,344
6.75% Sr. Unsec. Nts. , 6/25/25		1,865,000	1,934,937
6.75% Sr. Unsec. Nts. , 6/15/26		1,050,000	1,092,000
Springleaf Finance Corp.:
6.125% Sr. Unsec. Nts. , 3/15/24		1,385,000	1,492,338
6.625% Sr. Unsec. Nts. , 1/15/28		330,000	347,105
Terraform Global Operating LLC, 6.125% Sr. Unsec. Nts. ,
3/1/26[1]		2,110,000	2,125,825
TMX Finance LLC/TitleMax Finance Corp. , 11.125% Sr. Sec.
Nts. , 4/1/23[1]		710,000	673,612
Vistra Operations Co. LLC, 5.625% Sr. Unsec. Nts. , 2/15/27[1]		1,395,000	1,482,188
			30,955,703

Diversified Financial Services—0.4%
Export-Import Bank of India, 7.35% Sr. Unsec. Nts. , 5/18/22	INR	180,000,000	2,609,338
Fidelity & Guaranty Life Holdings, Inc. , 5.50% Sr. Unsec. Nts. ,
5/1/25[1]		985,000	1,026,863
JP Morgan/Hipotecaria su Casita, 6.47%, 8/26/35[1,8]	MXN	20,232,960	108,379
Rural Electrification Corp. Ltd.:
7.24% Sr. Unsec. Nts. , 10/21/21	INR	360,000,000	5,205,703
7.60% Sr. Unsec. Nts. , 4/17/21	INR	350,000,000	5,100,835
			14,051,118

29 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Insurance—0.9%
AXA SA:
3.875% [EUSA11+325] Jr. Sub. Perpetual Bonds[2,4,17]	EUR	4,090,000	$ 5,192,754
5.125% [US0003M+388.3] Sub. Nts. , 1/17/47[2,4]		4,870,000	5,174,541
Genworth Holdings, Inc.:
7.625% Sr. Unsec. Nts. , 9/24/21		650,000	640,250
7.70% Sr. Unsec. Nts. , 6/15/20		1,040,000	1,049,308
NN Group NV, 4.375% [EUR003M+390] Jr. Sub. Perpetual
Bonds[2,4,17]	EUR	3,535,000	4,420,789
Power Finance Corp. Ltd.:
7.27% Sr. Unsec. Nts. , 12/22/21	INR	360,000,000	5,154,455
7.42% Sr. Unsec. Nts. , 6/26/20	INR	107,000,000	1,549,720
7.50% Sr. Unsec. Nts. , 8/16/21	INR	360,000,000	5,185,481
VIVAT NV, 6.25% [USSW5+417.4] Jr. Sub. Perpetual
Bonds[2,4,17]		3,535,000	3,566,868
			31,934,166

Real Estate Investment Trusts (REITs)—0.8%
Banco Invex SA/Hipotecaria Credito y Casa SA de CV, 6.45%,
3/13/34[8,11,15]	MXN	17,961,653	—
Brookfield Property REIT, Inc. /BPR Cumulus LLC/BPR Nimbus
LLC/GGSI Sellco LL, 5.75% Sr. Sec. Nts. , 5/15/26[1]		1,330,000	1,374,888
Brookfield Residential Properties, Inc. /Brookfield Residential
US Corp. , 6.125% Sr. Unsec. Nts. , 7/1/22[1]		695,000	708,900
CoreCivic, Inc.:
4.625% Sr. Unsec. Nts. , 5/1/23		695,000	684,505
5.00% Sr. Unsec. Nts. , 10/15/22		345,000	344,569
Equinix, Inc.:
5.375% Sr. Unsec. Nts. , 5/15/27		1,865,000	2,003,887
5.875% Sr. Unsec. Nts. , 1/15/26		2,155,000	2,286,994
GLP Capital LP/GLP Financing II, Inc. , 5.375% Sr. Unsec. Nts. ,
11/1/23		1,040,000	1,118,967
Iron Mountain US Holdings, Inc. , 5.375% Sr. Unsec. Nts. ,
6/1/26[1]		2,515,000	2,537,006
Iron Mountain, Inc. , 4.875% Sr. Unsec. Nts. , 9/15/27[1]		1,055,000	1,051,044
iStar, Inc.:
5.25% Sr. Unsec. Nts. , 9/15/22		2,135,000	2,191,044
6.00% Sr. Unsec. Nts. , 4/1/22		2,840,000	2,918,100
Lamar Media Corp. , 5.75% Sr. Unsec. Nts. , 2/1/26		1,940,000	2,046,700
MPT Operating Partnership LP/MPT Finance Corp.:
5.00% Sr. Unsec. Nts. , 10/15/27		238,000	245,735
6.375% Sr. Unsec. Nts. , 3/1/24		250,000	262,187
Outfront Media Capital LLC/Outfront Media Capital Corp. :
5.00% Sr. Unsec. Nts. , 8/15/27[1]		170,000	174,007
5.875% Sr. Unsec. Nts. , 3/15/25		1,610,000	1,670,375
SBA Communications Corp. , 4.00% Sr. Unsec. Nts. , 10/1/22		1,580,000	1,609,625
Starwood Property Trust, Inc.:
4.75% Sr. Unsec. Nts. , 3/15/25		2,125,000	2,151,562

30 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
Real Estate Investment Trusts (REITs) (Continued)
Starwood Property Trust, Inc. : (Continued)
5.00% Sr. Unsec. Nts. , 12/15/21		$2,175,000	$ 2,240,250
			27,620,345

Real Estate Management & Development—1.3%
Agile Group Holdings Ltd. , 9.00% Sr. Sec. Nts. , 5/21/20[4]		6,610,000	6,802,762
China Aoyuan Group Ltd. , 7.50% Sr. Sec. Nts. , 5/10/21[4]		1,499,000	1,548,512
CIFI Holdings Group Co. Ltd.:
7.625% Sr. Unsec. Nts. , 3/2/21[4]		9,746,000	10,101,943
7.75% Sr. Unsec. Nts. , 6/5/20[4]		2,446,875	2,501,930
Country Garden Holdings Co. Ltd. , 7.50% Sr. Sec. Nts. ,
3/9/20[4]		3,915,000	3,991,225
Forestar Group, Inc. , 8.00% Sr. Unsec. Nts. , 4/15/24[1]		695,000	733,552
Greystar Real Estate Partners LLC, 5.75% Sr. Sec. Nts. ,
12/1/25[1]		1,560,000	1,595,100
Mattamy Group Corp. , 6.875% Sr. Unsec. Nts. , 12/15/23[1]		1,105,000	1,156,106
New Metro Global Ltd. , 6.50% Sr. Unsec. Nts. , 4/23/21[4]		1,230,000	1,245,462
Times China Holdings Ltd.:
6.25% Sr. Sec. Nts. , 1/23/20[4]		1,230,000	1,238,457
7.85% Sr. Sec. Nts. , 6/4/21[4]		11,518,000	11,886,588
Yuzhou Properties Co. Ltd. , 6.375% Sr. Sec. Nts. , 3/6/21[4]		1,499,000	1,509,526
			44,311,163

Thrifts & Mortgage Finance—0.5%
Export-Import Bank of India, 8.00% Sr. Unsec. Nts. , 5/27/21	INR	720,000,000	10,560,701
LIC Housing Finance Ltd. , 7.45% Sr. Sec. Nts. , 10/17/22	INR	180,000,000	2,592,036
Nationstar Mortgage Holdings, Inc. , 8.125% Sr. Unsec. Nts. ,
7/15/23[1]		1,050,000	1,073,625
Quicken Loans, Inc.:
5.25% Sr. Unsec. Nts. , 1/15/28[1]		1,285,000	1,283,394
5.75% Sr. Unsec. Nts. , 5/1/25[1]		1,040,000	1,076,067
Radian Group, Inc. , 4.50% Sr. Unsec. Nts. , 10/1/24		1,310,000	1,348,370
			17,934,193

Health Care—2.5%
Biotechnology—0.0%
WeWork Cos, Inc. , 7.875% Sr. Unsec. Nts. , 5/1/25[1]		2,090,000	2,072,444

Health Care Equipment & Supplies—0.1%
Hill-Rom Holdings, Inc. , 5.75% Sr. Unsec. Nts. , 9/1/23[1]		1,065,000	1,103,394
Hologic, Inc. , 4.375% Sr. Unsec. Nts. , 10/15/25[1]		1,075,000	1,095,156
			2,198,550

Health Care Providers & Services—1.6%
Acadia Healthcare Co. , Inc.:
5.625% Sr. Unsec. Nts. , 2/15/23		560,000	571,900
6.50% Sr. Unsec. Nts. , 3/1/24		730,000	764,675
Centene Corp. :
4.75% Sr. Unsec. Nts. , 5/15/22		1,650,000	1,691,250

31 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Providers & Services (Continued)
Centene Corp. : (Continued)
5.375% Sr. Unsec. Nts. , 6/1/26[1]	$1,945,000	$ 2,049,544
6.125% Sr. Unsec. Nts. , 2/15/24	1,405,000	1,473,494
CHS/Community Health Systems, Inc.:
6.25% Sr. Sec. Nts. , 3/31/23	3,060,000	2,956,725
6.875% Sr. Unsec. Nts. , 2/1/22	914,000	621,520
8.00% Sr. Sec. Nts. , 3/15/26[1]	1,390,000	1,339,306
DaVita, Inc.:
5.00% Sr. Unsec. Nts. , 5/1/25	700,000	693,700
5.125% Sr. Unsec. Nts. , 7/15/24	4,325,000	4,337,110
Encompass Health Corp. , 5.75% Sr. Unsec. Nts. , 11/1/24	1,742,000	1,780,411
Envision Healthcare Corp. , 8.75% Sr. Unsec. Nts. , 10/15/26[1]	1,530,000	1,067,175
HCA, Inc.:
4.125% Sr. Sec. Nts. , 6/15/29	2,045,000	2,093,221
5.375% Sr. Unsec. Nts. , 2/1/25	1,745,000	1,887,872
5.375% Sr. Unsec. Nts. , 9/1/26	2,775,000	2,997,000
5.50% Sr. Sec. Nts. , 6/15/47	1,000,000	1,068,854
5.625% Sr. Unsec. Nts. , 9/1/28	3,125,000	3,390,625
5.875% Sr. Unsec. Nts. , 2/15/26	700,000	775,250
7.50% Sr. Unsec. Nts. , 2/15/22	2,640,000	2,917,200
OCP SA, 4.50% Sr. Unsec. Nts. , 10/22/25[1]	3,735,000	3,836,704
Omnicare, Inc. , 4.75% Sr. Unsec. Nts. , 12/1/22	5,295,000	5,624,516
RegionalCare Hospital Partners Holdings, Inc. /LifePoint
Health, Inc. , 9.75% Sr. Unsec. Nts. , 12/1/26[1]	1,990,000	2,089,500
Select Medical Corp. , 6.375% Sr. Unsec. Nts. , 6/1/21	2,040,000	2,045,304
Tenet Healthcare Corp.:
4.375% Sr. Sec. Nts. , 10/1/21	1,430,000	1,458,600
6.00% Sr. Sec. Nts. , 10/1/20	600,000	621,000
6.25% Sec. Nts. , 2/1/27[1]	690,000	711,562
6.75% Sr. Unsec. Nts. , 6/15/23	2,870,000	2,891,525
8.125% Sr. Unsec. Nts. , 4/1/22	1,740,000	1,833,525
TPC Group, Inc. , 8.75% Sr. Sec. Nts. , 12/15/20[1]	1,055,000	1,056,319
		56,645,387

Health Care Technology—0.1%
Telenet Finance Luxembourg Notes Sarl, 5.50% Sr. Sec. Nts. ,
3/1/28[1]	2,125,000	2,167,500

Life Sciences Tools & Services—0.0%
West Street Merger Sub, Inc. , 6.375% Sr. Unsec. Nts. , 9/1/25[1]	1,100,000	1,023,000

Pharmaceuticals—0.7%
Bausch Health Americas, Inc. , 8.50% Sr. Unsec. Nts. , 1/31/27[1]	1,765,000	1,945,065
Bausch Health Cos, Inc.:
7.00% Sr. Unsec. Nts. , 1/15/28[1]	650,000	674,203
7.25% Sr. Unsec. Nts. , 5/30/29[1]	650,000	676,661
Bausch Health Cos. , Inc.:
5.50% Sr. Unsec. Nts. , 3/1/23[1]	177,000	179,079
5.50% Sr. Sec. Nts. , 11/1/25[1]	1,675,000	1,752,469

32 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Pharmaceuticals (Continued)
Bausch Health Cos. , Inc. : (Continued)
5.75% Sr. Sec. Nts. , 8/15/27[1]	$695,000	$ 732,169
5.875% Sr. Unsec. Nts. , 5/15/23[1]	543,000	551,346
6.125% Sr. Unsec. Nts. , 4/15/25[1]	1,530,000	1,564,425
7.00% Sr. Sec. Nts. , 3/15/24[1]	1,535,000	1,634,929
9.00% Sr. Unsec. Nts. , 12/15/25[1]	2,490,000	2,791,415
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
5.875% Sr. Sec. Nts. , 10/15/24[1]	710,000	678,050
6.00% Sr. Unsec. Nts. , 7/15/23[1]	3,285,000	2,381,625
6.00% Sr. Unsec. Nts. , 2/1/25[1]	1,305,000	880,875
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% Sr. Unsec. Nts. , 4/15/20[1]	1,345,000	1,302,969
5.50% Sr. Unsec. Nts. , 4/15/25[1]	1,375,000	928,125
5.75% Sr. Unsec. Nts. , 8/1/22[1]	1,170,000	1,012,050
Prestige Brands, Inc. , 6.375% Sr. Unsec. Nts. , 3/1/24[1]	845,000	888,306
Teva Pharmaceutical Finance Co. BV, 3.65% Sr. Unsec. Nts. ,
11/10/21	915,000	884,119
Teva Pharmaceutical Finance Netherlands III BV:
1.70% Sr. Unsec. Nts. , 7/19/19	245,000	244,326
3.15% Sr. Unsec. Nts. , 10/1/26	700,000	546,000
6.00% Sr. Unsec. Nts. , 4/15/24	2,055,000	1,945,828
		24,194,034

Industrials—3.3%
Aerospace & Defense—0.5%
Arconic, Inc.:
5.125% Sr. Unsec. Nts. , 10/1/24	1,420,000	1,500,635
5.40% Sr. Unsec. Nts. , 4/15/21	590,000	611,807
Bombardier, Inc.:
6.00% Sr. Unsec. Nts. , 10/15/22[1]	985,000	994,151
7.50% Sr. Unsec. Nts. , 12/1/24[1]	2,095,000	2,142,138
7.50% Sr. Unsec. Nts. , 3/15/25[1]	1,435,000	1,444,399
7.875% Sr. Unsec. Nts. , 4/15/27[1]	1,390,000	1,395,213
DAE Funding LLC, 4.50% Sr. Unsec. Nts. , 8/1/22[1]	1,360,000	1,383,800
Embraer Netherlands Finance BV, 5.40% Sr. Unsec. Nts. ,
2/1/27	1,391,000	1,547,849
Kratos Defense & Security Solutions, Inc. , 6.50% Sr. Sec. Nts. ,
11/30/25[1]	1,065,000	1,147,537
TransDigm, Inc.:
6.25% Sr. Sec. Nts. , 3/15/26[1]	690,000	723,637
6.375% Sr. Unsec. Nts. , 6/15/26	1,590,000	1,615,837
6.50% Sr. Unsec. Nts. , 7/15/24	1,420,000	1,443,075
Triumph Group, Inc. , 5.25% Sr. Unsec. Nts. , 6/1/22	590,000	581,150
		16,531,228

Air Freight & Couriers—0.1%
XPO Logistics, Inc.:
6.125% Sr. Unsec. Nts. , 9/1/23[1]	1,390,000	1,443,862

33 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Air Freight & Couriers (Continued)
XPO Logistics, Inc. : (Continued)
6.75% Sr. Unsec. Nts. , 8/15/24[1]	$1,390,000	$ 1,485,563
		2,929,425

Airlines—0.5%
American Airlines Group, Inc.:
4.625% Sr. Unsec. Nts. , 3/1/20[1]	1,635,000	1,651,350
5.00% Sr. Unsec. Nts. , 6/1/22[1]	2,725,000	2,807,919
Controladora Mabe SA de CV, 5.60% Sr. Unsec. Nts. ,
10/23/28[1]	5,215,000	5,482,269
GMR Hyderabad International Airport Ltd. , 5.375% Sr. Sec.
Nts. , 4/10/24[1]	3,475,000	3,528,733
Gol Finance, Inc. , 7.00% Sr. Unsec. Nts. , 1/31/25[1]	1,240,000	1,215,200
United Continental Holdings, Inc.:
4.25% Sr. Unsec. Nts. , 10/1/22	2,135,000	2,193,713
4.875% Sr. Unsec. Nts. , 1/15/25	1,710,000	1,759,701
		18,638,885

Building Products—0.1%
Builders FirstSource, Inc. , 6.75% Sr. Sec. Nts. , 6/1/27[1]	170,000	179,996
Standard Industries, Inc. , 5.375% Sr. Unsec. Nts. , 11/15/24[1]	2,230,000	2,316,413
		2,496,409

Commercial Services & Supplies—0.6%
ACCO Brands Corp. , 5.25% Sr. Unsec. Nts. , 12/15/24[1]	3,768,000	3,824,520
ADT Security Corp. (The), 6.25% Sr. Sec. Nts. , 10/15/21	1,040,000	1,105,000
Affinion Group, Inc. , 12.50% Sr. Unsec. Nts. , 11/10/223,14	2,717,163	1,793,328
ARD Finance SA, 7.125% Sr. Sec. Nts. , 9/15/23[14]	1,395,000	1,433,363
Brink's Co. (The), 4.625% Sr. Unsec. Nts. , 10/15/27[1]	2,080,000	2,082,600
Clean Harbors, Inc.:
4.875% Sr. Unsec. Nts. , 7/15/27[1,7]	665,000	677,535
5.125% Sr. Unsec. Nts. , 6/1/21	2,095,000	2,100,237
Covanta Holding Corp.:
5.875% Sr. Unsec. Nts. , 3/1/24	1,150,000	1,187,375
5.875% Sr. Unsec. Nts. , 7/1/25	665,000	694,094
6.00% Sr. Unsec. Nts. , 1/1/27	1,380,000	1,449,000
LABL Escrow Issuer LLC, 6.75% Sr. Sec. Nts. , 7/15/26[1,7]	665,000	673,645
RR Donnelley & Sons Co. , 7.875% Sr. Unsec. Nts. , 3/15/21	939,000	962,475
West Corp.:
5.375% Sr. Unsec. Nts. , 7/15/22[1]	1,815,000	1,842,225
8.50% Sr. Unsec. Nts. , 10/15/25[1]	1,780,000	1,566,400
		21,391,797

Construction & Engineering—0.1%
AECOM, 5.125% Sr. Unsec. Nts. , 3/15/27	1,420,000	1,483,900
Fideicomiso PA Pacifico Tres, 8.25% Sr. Sec. Nts. , 1/15/351	1,255,000	1,377,362

34 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Construction & Engineering (Continued)
New Enterprise Stone & Lime Co. , Inc. , 6.25% Sr. Sec. Nts. ,
3/15/26[1]	$700,000	$ 712,250
		3,573,512

Electrical Equipment—0.1%
Sensata Technologies BV, 5.625% Sr. Unsec. Nts. , 11/1/24[1]	1,530,000	1,656,225
Vertiv Group Corp. , 9.25% Sr. Unsec. Nts. , 10/15/24[1]	1,595,000	1,535,187
Vertiv Intermediate Holding Corp. , 12.00% Sr. Unsec. Nts. ,
2/15/22[1,14]	1,385,000	1,341,719
		4,533,131

Industrial Conglomerates—0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% Sr. Unsec. Nts. , 2/1/22	900,000	912,375
6.25% Sr. Unsec. Nts. , 5/15/26[1]	875,000	885,564
Wind Tre SpA, 5.00% Sr. Sec. Nts. , 1/20/26	1,635,000	1,590,610
		3,388,549

Machinery—0.2%
Allison Transmission, Inc.:
5.00% Sr. Unsec. Nts. , 10/1/24[1]	1,455,000	1,489,556
5.875% Sr. Unsec. Nts. , 6/1/29[1]	695,000	732,497
Harsco Corp. , 5.75% Sr. Unsec. Nts. , 7/31/27[1]	680,000	708,512
Icahn Enterprises LP/Icahn Enterprises Finance Corp. , 6.75%
Sr. Unsec. Nts. , 2/1/24	1,385,000	1,443,863
Navistar International Corp. , 6.625% Sr. Unsec. Nts. , 11/1/25[1]	2,090,000	2,199,725
Terex Corp. , 5.625% Sr. Unsec. Nts. , 2/1/25[1]	1,430,000	1,449,663
		8,023,816

Professional Services—0.1%
Brand Industrial Services, Inc. , 8.50% Sr. Unsec. Nts. , 7/15/25[1]	1,600,000	1,458,000
Nielsen Finance LLC/Nielsen Finance Co. , 5.00% Sr. Unsec.
Nts. , 4/15/22[1]	1,255,000	1,259,706
		2,717,706

Road & Rail—0.3%
Algeco Global Finance plc, 8.00% Sr. Sec. Nts. , 2/15/23[1]	705,000	716,456
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. , 5.75%
Sr. Unsec. Nts. , 7/15/27[1,7]	1,005,000	1,012,993
DAE Funding LLC, 4.00% Sr. Unsec. Nts. , 8/1/20[1]	710,000	711,775
Hertz Corp. (The):
5.875% Sr. Unsec. Nts. , 10/15/20	1,585,000	1,587,774
7.375% Sr. Unsec. Nts. , 1/15/21	710,000	711,242
7.625% Sec. Nts. , 6/1/22[1]	1,285,000	1,336,400
Rumo Luxembourg Sarl, 5.875% Sr. Unsec. Nts. , 1/18/25[1]	3,475,000	3,695,315
		9,771,955

35 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Trading Companies & Distributors—0.6%
American Builders & Contractors Supply Co. , Inc. , 5.75% Sr.
Unsec. Nts. , 12/15/23[1]		$680,000	$ 706,350
Fly Leasing Ltd. , 5.25% Sr. Unsec. Nts. , 10/15/24		1,425,000	1,460,625
H&E Equipment Services, Inc. , 5.625% Sr. Unsec. Nts. , 9/1/25		1,950,000	2,012,888
Herc Rentals, Inc. , 7.50% Sec. Nts. , 6/1/22[1]		1,236,000	1,283,710
National Bank for Agriculture & Rural Development, 8.39%
Sr. Unsec. Nts. , 7/19/21	INR	145,000,000	2,139,934
Rumo Luxembourg Sarl, 7.375% Sr. Unsec. Nts. , 2/9/24[1]		3,475,000	3,759,116
Standard Industries, Inc. , 6.00% Sr. Unsec. Nts. , 10/15/25[1]		1,755,000	1,871,269
United Rentals North America, Inc. :
4.875% Sr. Unsec. Nts. , 1/15/28		1,753,000	1,792,442
5.25% Sr. Unsec. Nts. , 1/15/30		695,000	715,850
5.875% Sr. Unsec. Nts. , 9/15/26		2,700,000	2,885,625
6.50% Sr. Unsec. Nts. , 12/15/26		1,380,000	1,497,300
			20,125,109

Transportation Infrastructure—0.0%
Jasa Marga Persero Tbk PT, 7.50% Sr. Unsec. Nts. , 12/11/20[1]	IDR	24,180,000,000	1,670,441

Information Technology—1.8%
Communications Equipment—0.4%
Chaparral Energy, Inc. , 8.75% Sr. Unsec. Nts. , 7/15/23[1]		1,040,000	650,000
CommScope Technologies LLC, 6.00% Sr. Unsec. Nts. ,
6/15/25[1]		1,545,000	1,455,714
HTA Group Ltd. , 9.125% Sr. Unsec. Nts. , 3/8/22[3]		3,925,000	4,131,455
Hughes Satellite Systems Corp. :
5.25% Sr. Sec. Nts. , 8/1/26		585,000	603,281
6.625% Sr. Unsec. Nts. , 8/1/26		590,000	621,713
Infor US, Inc. , 6.50% Sr. Unsec. Nts. , 5/15/22		2,415,000	2,466,560
Plantronics, Inc. , 5.50% Sr. Unsec. Nts. , 5/31/23[1]		1,100,000	1,097,250
Riverbed Technology, Inc. , 8.875% Sr. Unsec. Nts. , 3/1/23[1]		480,000	322,800
ViaSat, Inc.:
5.625% Sr. Unsec. Nts. , 9/15/25[1]		710,000	701,125
5.625% Sr. Sec. Nts. , 4/15/27[1]		1,040,000	1,084,200
			13,134,098

Electronic Equipment, Instruments, & Components—0.1%
CDW LLC/CDW Finance Corp. , 5.00% Sr. Unsec. Nts. , 9/1/23		1,120,000	1,145,200
TTM Technologies, Inc. , 5.625% Sr. Unsec. Nts. , 10/1/25[1]		2,135,000	2,092,855
			3,238,055

Internet Software & Services—0.1%
Rackspace Hosting, Inc. , 8.625% Sr. Unsec. Nts. , 11/15/24[1]		2,990,000	2,758,275

IT Services—0.4%
Alliance Data Systems Corp. , 5.375% Sr. Unsec. Nts. , 8/1/22[1]		700,000	711,725
Everi Payments, Inc. , 7.50% Sr. Unsec. Nts. , 12/15/25[1]		2,460,000	2,576,850
Exela Intermediate LLC/Exela Finance, Inc. , 10.00% Sr. Sec.
Nts. , 7/15/23[1]		1,860,000	1,520,550

36 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
IT Services (Continued)
First Data Corp. :
5.00% Sr. Sec. Nts. , 1/15/24[1]	$1,215,000	$ 1,245,527
5.75% Sec. Nts. , 1/15/24[1]	2,245,000	2,312,350
Gartner, Inc. , 5.125% Sr. Unsec. Nts. , 4/1/25[1]	2,160,000	2,233,246
Harland Clarke Holdings Corp. , 6.875% Sr. Sec. Nts. , 3/1/20[1]	1,251,000	1,236,926
Sabre GLBL, Inc. , 5.25% Sr. Sec. Nts. , 11/15/23[1]	1,950,000	2,018,250
VeriSign, Inc. , 4.75% Sr. Unsec. Nts. , 7/15/27	1,115,000	1,165,175
		15,020,599

Semiconductors & Semiconductor Equipment—0.0%
Qorvo, Inc. , 5.50% Sr. Unsec. Nts. , 7/15/26	1,400,000	1,485,120
Versum Materials, Inc. , 5.50% Sr. Unsec. Nts. , 9/30/24[1]	725,000	778,469
		2,263,589

Software—0.6%
Dell International LLC/EMC Corp.:
4.42% Sr. Sec. Nts. , 6/15/21[1]	7,084,000	7,297,772
7.125% Sr. Unsec. Nts. , 6/15/24[1]	1,720,000	1,815,855
Informatica LLC, 7.125% Sr. Unsec. Nts. , 7/15/23[1]	1,300,000	1,326,221
j2 Cloud Services LLC/j2 Global Co. -Obligor, Inc. , 6.00% Sr.
Unsec. Nts. , 7/15/25[1]	2,140,000	2,249,675
Symantec Corp. :
4.20% Sr. Unsec. Nts. , 9/15/20	610,000	619,622
5.00% Sr. Unsec. Nts. , 4/15/25[1]	1,385,000	1,420,433
TIBCO Software, Inc. , 11.375% Sr. Unsec. Nts. , 12/1/21[1]	1,625,000	1,727,578
Uber Technologies, Inc.:
7.50% Sr. Unsec. Nts. , 11/1/23[1]	690,000	733,125
8.00% Sr. Unsec. Nts. , 11/1/26[1]	690,000	736,658
Veritas US, Inc. /Veritas Bermuda Ltd. , 7.50% Sr. Sec. Nts. ,
2/1/23[1]	2,550,000	2,397,000
		20,323,939

Technology Hardware, Storage & Peripherals—0.2%
Banff Merger Sub, Inc. , 9.75% Sr. Unsec. Nts. , 9/1/26[1]	2,080,000	1,814,800
Harland Clarke Holdings Corp. , 8.375% Sr. Sec. Nts. , 8/15/22[1]	2,505,000	2,138,644
NCR Corp. , 6.375% Sr. Unsec. Nts. , 12/15/23	1,235,000	1,276,681
Western Digital Corp. , 4.75% Sr. Unsec. Nts. , 2/15/26	1,400,000	1,376,970
Xerox Corp. , 2.80% Sr. Unsec. Nts. , 5/15/20	930,000	930,186
		7,537,281

Materials—4.3%
Chemicals—1.3%
Ashland LLC:
4.75% Sr. Unsec. Nts. , 8/15/22	690,000	723,637
6.875% Sr. Unsec. Nts. , 5/15/43	685,000	744,937
Avantor, Inc.:
6.00% Sr. Sec. Nts. , 10/1/24[1]	1,050,000	1,119,825
9.00% Sr. Unsec. Nts. , 10/1/25[1]	1,730,000	1,933,275
Blue Cube Spinco LLC, 9.75% Sr. Unsec. Nts. , 10/15/23	690,000	764,175

37 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Chemicals (Continued)
Celanese US Holdings LLC, 5.875% Sr. Unsec. Nts. , 6/15/21		$3,441,000	$ 3,646,864
CF Industries, Inc.:
3.40% Sr. Sec. Nts. , 12/1/21[1]		6,265,000	6,360,513
5.15% Sr. Unsec. Nts. , 3/15/34		640,000	627,200
5.375% Sr. Unsec. Nts. , 3/15/44		575,000	542,110
Chemours Co. (The), 6.625% Sr. Unsec. Nts. , 5/15/23		411,000	426,667
Consolidated Energy Finance SA, 6.50% Sr. Unsec. Nts. ,
5/15/26[1]		700,000	698,250
CVR Partners LP/CVR Nitrogen Finance Corp. , 9.25% Sec.
Nts. , 6/15/23[1]		500,000	524,725
Element Solutions, Inc. , 5.875% Sr. Unsec. Nts. , 12/1/25[1]		755,000	789,919
Hexion, Inc.:
6.625% Sr. Sec. Nts. , 4/15/20[15]		2,495,000	1,946,100
10.375% Sr. Sec. Nts. , 2/1/22[1,15]		635,000	487,363
Koppers, Inc. , 6.00% Sr. Unsec. Nts. , 2/15/25[1]		625,000	589,063
LSB Industries, Inc. , 9.625% Sr. Sec. Nts. , 5/1/23[1]		350,000	357,875
Mexichem SAB de CV, 4.875% Sr. Unsec. Nts. , 9/19/22[1]		3,545,000	3,727,603
NOVA Chemicals Corp.:
4.875% Sr. Unsec. Nts. , 6/1/24[1]		715,000	742,706
5.25% Sr. Unsec. Nts. , 8/1/23[1]		635,000	646,112
Olin Corp.:
5.00% Sr. Unsec. Nts. , 2/1/30		630,000	625,275
5.125% Sr. Unsec. Nts. , 9/15/27		675,000	696,094
Petkim Petrokimya Holding AS, 5.875% Sr. Unsec. Nts. ,
1/26/23[1]		2,015,000	1,951,648
PQ Corp.:
5.75% Sr. Unsec. Nts. , 12/15/25[1]		710,000	721,538
6.75% Sr. Sec. Nts. , 11/15/22[1]		690,000	716,972
Rain CII Carbon LLC/CII Carbon Corp. , 7.25% Sec. Nts. ,
4/1/25[1]		885,000	823,050
Sociedad Quimica y Minera de Chile SA, 4.25% Sr. Unsec.
Nts. , 5/7/29[1]		1,805,000	1,899,517
Starfruit Finco BV/Starfruit US Holdco LLC:
6.50% Sr. Unsec. Nts. , 10/1/26[1]	EUR	3,545,000	4,091,299
8.00% Sr. Unsec. Nts. , 10/1/26[1]		1,035,000	1,068,638
Tronox Finance plc, 5.75% Sr. Unsec. Nts. , 10/1/25[1]		1,420,000	1,382,725
Tronox, Inc. , 6.50% Sr. Unsec. Nts. , 4/15/26[1]		695,000	690,455
Venator Finance Sarl/Venator Materials LLC, 5.75% Sr. Unsec.
Nts. , 7/15/25[1]		1,105,000	1,017,981
WR Grace & Co. -Conn, 5.125% Sr. Unsec. Nts. , 10/1/21[1]		2,335,000	2,434,237
			45,518,348

Construction Materials—0.2%
Cemex Finance LLC, 6.00% Sr. Sec. Nts. , 4/1/24[1]		3,475,000	3,587,937
CIMPOR Financial Operations BV, 5.75% Sr. Unsec. Nts. ,
7/17/24[1]		3,350,000	2,952,188
US Concrete, Inc. , 6.375% Sr. Unsec. Nts. , 6/1/24		1,460,000	1,529,350
			8,069,475

38 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Containers & Packaging—0.9%
ARD Securities Finance Sarl, 8.75% Sr. Sec. Nts. , 1/31/23[1,14]	$2,308,402	$ 2,337,257
Ball Corp. , 4.375% Sr. Unsec. Nts. , 12/15/20	4,150,000	4,251,675
Berry Global Escrow Corp. :
4.875% Sr. Sec. Nts. , 7/15/26[1]	680,000	695,263
5.625% Sec. Nts. , 7/15/27[1]	340,000	353,832
BWAY Holding Co.:
5.50% Sr. Sec. Nts. , 4/15/24[1]	700,000	703,063
7.25% Sr. Unsec. Nts. , 4/15/25[1]	1,395,000	1,349,662
Cascades, Inc. , 5.50% Sr. Unsec. Nts. , 7/15/22[1]	695,000	701,081
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%
Sr. Unsec. Nts. , 1/15/23	1,325,000	1,382,969
Flex Acquisition Co. , Inc. , 7.875% Sr. Unsec. Nts. , 7/15/26[1]	1,400,000	1,295,000
Graphic Packaging International LLC:
4.75% Sr. Unsec. Nts. , 4/15/21	3,540,000	3,615,225
4.875% Sr. Unsec. Nts. , 11/15/22	615,000	640,369
Greif, Inc. , 6.50% Sr. Unsec. Nts. , 3/1/27[1]	690,000	714,150
Intertape Polymer Group, Inc. , 7.00% Sr. Unsec. Nts. ,
10/15/26[1]	1,380,000	1,430,025
OI European Group BV, 4.00% Sr. Unsec. Nts. , 3/15/23[1]	1,420,000	1,430,650
Owens-Brockway Glass Container, Inc. , 5.00% Sr. Unsec. Nts. ,
1/15/22[1]	1,360,000	1,399,100
Plastipak Holdings, Inc. , 6.25% Sr. Unsec. Nts. , 10/15/25[1]	2,135,000	1,942,850
Reynolds Group Issuer, Inc. /Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
5.125% Sr. Sec. Nts. , 7/15/23[1]	1,885,000	1,925,056
7.00% Sr. Unsec. Nts. , 7/15/24[1]	2,050,000	2,123,585
Sealed Air Corp. :
4.875% Sr. Unsec. Nts. , 12/1/22[1]	1,440,000	1,515,600
6.875% Sr. Unsec. Nts. , 7/15/33[1]	705,000	788,930
		30,595,342

Metals & Mining—1.6%
AK Steel Corp. , 6.375% Sr. Unsec. Nts. , 10/15/25	965,000	776,825
Alcoa Nederland Holding BV:
6.125% Sr. Unsec. Nts. , 5/15/28[1]	1,120,000	1,173,200
6.75% Sr. Unsec. Nts. , 9/30/24[1]	710,000	753,487
7.00% Sr. Unsec. Nts. , 9/30/26[1]	690,000	744,338
Aleris International, Inc. , 10.75% Sec. Nts. , 7/15/23[1]	700,000	732,375
Allegheny Technologies, Inc.:
5.95% Sr. Unsec. Nts. , 1/15/21	695,000	717,587
7.875% Sr. Unsec. Nts. , 8/15/23	695,000	747,333
Amsted Industries, Inc. , 5.625% Sr. Unsec. Nts. , 7/1/27[1]	680,000	710,155
ArcelorMittal:
6.75% Sr. Unsec. Nts. , 3/1/41	680,000	793,252
7.00% Sr. Unsec. Nts. , 10/15/39	345,000	409,693
Arconic, Inc. , 6.15% Sr. Unsec. Nts. , 8/15/20	695,000	719,504
Cleveland-Cliffs, Inc.:
5.75% Sr. Unsec. Nts. , 3/1/25	361,000	360,098
5.875% Sr. Unsec. Nts. , 6/1/27[1]	1,250,000	1,218,750
Coeur Mining, Inc. , 5.875% Sr. Unsec. Nts. , 6/1/24	1,385,000	1,355,569

39 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Metals & Mining (Continued)
CSN Resources SA, 7.625% Sr. Unsec. Nts. , 2/13/23[1]	$2,790,000	$ 2,953,913
Eldorado Gold Corp. , 9.50% Sec. Nts. , 6/1/24[1]	405,000	407,025
Evraz plc, 5.375% Sr. Unsec. Nts. , 3/20/23[1]	5,215,000	5,429,545
Ferroglobe plc/Globe Specialty Metals, Inc. , 9.375% Sr. Unsec.
Nts. , 3/1/22[1]	1,685,000	1,470,163
First Quantum Minerals Ltd.:
7.00% Sr. Unsec. Nts. , 2/15/21[1]	182,000	185,981
7.25% Sr. Unsec. Nts. , 4/1/23[1]	2,160,000	2,111,400
FMG Resources August 2006 Pty Ltd. , 4.75% Sr. Unsec. Nts. ,
5/15/22[1]	695,000	720,646
Freeport-McMoRan, Inc.:
3.55% Sr. Unsec. Nts. , 3/1/22	695,000	697,606
4.00% Sr. Unsec. Nts. , 11/14/21	7,695,000	7,858,519
4.55% Sr. Unsec. Nts. , 11/14/24	615,000	630,221
5.40% Sr. Unsec. Nts. , 11/14/34	1,455,000	1,393,162
5.45% Sr. Unsec. Nts. , 3/15/43	620,000	570,400
Hudbay Minerals, Inc. , 7.625% Sr. Unsec. Nts. , 1/15/25[1]	940,000	975,250
IAMGOLD Corp. , 7.00% Sr. Unsec. Nts. , 4/15/25[1]	510,000	530,400
JSW Steel Ltd.:
4.75% Sr. Unsec. Nts. , 11/12/19[4]	2,370,000	2,375,901
5.25% Sr. Unsec. Nts. , 4/13/22[4]	3,600,000	3,702,945
5.95% Sr. Unsec. Nts. , 4/18/24[4]	2,130,000	2,201,661
Kinross Gold Corp. , 4.50% Sr. Unsec. Nts. , 7/15/27	1,010,000	1,022,625
Metinvest BV, 7.75% Sr. Unsec. Nts. , 4/23/23[1]	1,150,000	1,191,803
Southern Copper Corp. , 7.50% Sr. Unsec. Nts. , 7/27/35	1,270,000	1,670,050
SunCoke Energy Partners LP/SunCoke Energy Partners Finance
Corp. , 7.50% Sr. Unsec. Nts. , 6/15/25[1]	3,590,000	3,518,200
Teck Resources Ltd. , 5.20% Sr. Unsec. Nts. , 3/1/42	970,000	983,154
United States Steel Corp.:
6.25% Sr. Unsec. Nts. , 3/15/26	345,000	308,344
6.875% Sr. Unsec. Nts. , 8/15/25	1,110,000	1,048,950
Zekelman Industries, Inc. , 9.875% Sr. Sec. Nts. , 6/15/23[1]	700,000	739,375
		55,909,405

Paper & Forest Products—0.3%
Louisiana-Pacific Corp. , 4.875% Sr. Unsec. Nts. , 9/15/24	440,000	448,250
Mercer International, Inc.:
5.50% Sr. Unsec. Nts. , 1/15/26	655,000	654,181
6.50% Sr. Unsec. Nts. , 2/1/24	315,000	327,206
Norbord, Inc. , 5.75% Sr. Sec. Nts. , 7/15/27[1]	1,345,000	1,360,520
Suzano Austria GmbH, 5.00% Sr. Unsec. Nts. , 1/15/30[1]	6,965,000	7,046,721
		9,836,878

Telecommunication Services—2.6%
Diversified Telecommunication Services—1.3%
Axtel SAB de CV, 6.375% Sr. Unsec. Nts. , 11/14/24[1]	3,550,000	3,629,911
CenturyLink, Inc.:
5.625% Sr. Unsec. Nts. , 4/1/25	2,150,000	2,198,375
Series Q, 6.15% Sr. Unsec. Nts. , 9/15/19	635,000	639,445

40 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
CenturyLink, Inc. : (Continued)
Series S, 6.45% Sr. Unsec. Nts. , 6/15/21	$1,235,000	$ 1,309,100
Series Y, 7.50% Sr. Unsec. Nts. , 4/1/24	1,815,000	2,012,381
Cincinnati Bell, Inc. , 8.00% Sr. Unsec. Nts. , 10/15/25[1]	710,000	607,050
Digicel International Finance Ltd. /Digicel Holdings Bermuda
Ltd. , 8.75% Sr. Sec. Nts. , 5/25/24[1]	695,000	663,725
Eldorado Resorts, Inc. , 6.00% Sr. Unsec. Nts. , 9/15/26	1,040,000	1,141,400
Frontier Communications Corp. :
8.00% Sr. Sec. Nts. , 4/1/27[1]	2,085,000	2,173,613
8.50% Sec. Nts. , 4/1/26[1]	1,950,000	1,896,375
8.75% Sr. Unsec. Nts. , 4/15/22	1,565,000	1,009,425
10.50% Sr. Unsec. Nts. , 9/15/22	1,775,000	1,211,437
11.00% Sr. Unsec. Nts. , 9/15/25	695,000	434,375
GCI LLC:
6.625% Sr. Unsec. Nts. , 6/15/24[1]	340,000	357,102
6.75% Sr. Unsec. Nts. , 6/1/21	350,000	350,437
Inmarsat Finance plc, 4.875% Sr. Unsec. Nts. , 5/15/22[1]	560,000	566,300
Intelsat Jackson Holdings SA:
5.50% Sr. Unsec. Nts. , 8/1/23	475,000	435,812
8.00% Sr. Sec. Nts. , 2/15/24[1]	1,335,000	1,395,075
8.50% Sr. Unsec. Nts. , 10/15/24[1]	1,390,000	1,383,050
9.75% Sr. Unsec. Nts. , 7/15/25[1]	1,375,000	1,416,250
Intelsat Luxembourg SA, 7.75% Sr. Unsec. Nts. , 6/1/21	2,050,000	1,973,125
Level 3 Financing, Inc. , 5.25% Sr. Unsec. Nts. , 3/15/26	2,850,000	2,956,875
Oi SA, 10.00% Sr. Unsec. Nts. , 7/27/25[14]	6,060,000	6,287,250
Qwest Corp. , 6.875% Sr. Unsec. Nts. , 9/15/33	2,155,000	2,154,686
Telecom Italia SpA, 5.303% Sr. Unsec. Nts. , 5/30/24[1]	1,045,000	1,085,494
T-Mobile USA, Inc.:
4.00% Sr. Unsec. Nts. , 4/15/22	1,865,000	1,911,625
5.125% Sr. Unsec. Nts. , 4/15/25	830,000	866,960
6.00% Sr. Unsec. Nts. , 4/15/24	1,450,000	1,515,250
Windstream Services LLC/Windstream Finance Corp. , 8.625%
Sr. Sec. Nts. , 10/31/25[15]	1,299,000	1,331,475
Zayo Group LLC/Zayo Capital, Inc. , 6.00% Sr. Unsec. Nts. ,
4/1/23	1,910,000	1,962,525
		46,875,903

Wireless Telecommunication Services—1.3%
Bharti Airtel Ltd. , 4.375% Sr. Unsec. Nts. , 6/10/25[1]	655,000	662,720
Fortress Transportation & Infrastructure Investors LLC, 6.50%
Sr. Unsec. Nts. , 10/1/25[1]	1,755,000	1,812,038
Gogo Intermediate Holdings LLC/Gogo Finance Co. , Inc. ,
9.875% Sr. Sec. Nts. , 5/1/24[1]	695,000	716,719
GTH Finance BV, 7.25% Sr. Unsec. Nts. , 4/26/23[1]	5,250,000	5,751,112
Springleaf Finance Corp.:
6.125% Sr. Unsec. Nts. , 5/15/22	1,875,000	2,020,313
6.875% Sr. Unsec. Nts. , 3/15/25	1,390,000	1,525,497
7.125% Sr. Unsec. Nts. , 3/15/26	2,080,000	2,276,976
8.25% Sr. Unsec. Nts. , 12/15/20	1,465,000	1,576,706

41 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Wireless Telecommunication Services (Continued)
Sprint Capital Corp.:
6.875% Sr. Unsec. Nts. , 11/15/28		$2,785,479	$ 2,889,934
8.75% Sr. Unsec. Nts. , 3/15/32		600,000	696,000
Sprint Communications, Inc.:
6.00% Sr. Unsec. Nts. , 11/15/22		3,581,000	3,742,145
7.00% Sr. Unsec. Nts. , 3/1/20[1]		2,100,000	2,157,750
Sprint Corp.:
7.125% Sr. Unsec. Nts. , 6/15/24		3,405,000	3,618,834
7.625% Sr. Unsec. Nts. , 3/1/26		2,100,000	2,243,850
7.875% Sr. Unsec. Nts. , 9/15/23		5,445,000	5,935,050
Telefonica Europe BV, 5.875% [EUSA10+430.1] Jr. Sub.
Perpetual Bonds[2,4,17]	EUR	3,590,000	4,748,733
Trilogy International Partners LLC/Trilogy International
Finance, Inc. , 8.875% Sr. Sec. Nts. , 5/1/22[1]		1,760,000	1,707,200
			44,081,577

Utilities—1.5%
Electric Utilities—0.2%
Inkia Energy Ltd. , 5.875% Sr. Unsec. Nts. , 11/9/27[1]		4,145,000	4,269,391
NextEra Energy Operating Partners LP, 4.50% Sr. Unsec. Nts. ,
9/15/27[1]		360,000	356,850
Talen Energy Supply LLC, 7.25% Sr. Sec. Nts. , 5/15/27[1]		680,000	698,648
			5,324,889

Gas Utilities—0.5%
AmeriGas Partners LP/AmeriGas Finance Corp. , 5.50% Sr.
Unsec. Nts. , 5/20/25		1,400,000	1,480,500
Empresa de Transmision Electrica SA, 5.125% Sr. Unsec. Nts. ,
5/2/49[1]		1,810,000	1,983,760
Naturgy Finance BV, 4.125% [EUSA8+335.3] Jr. Sub.
Perpetual Bonds[2,4,17]	EUR	3,590,000	4,445,193
Perusahaan Listrik Negara PT, 4.125% Sr. Unsec. Nts. ,
5/15/27[1]		6,955,000	7,111,471
Suburban Propane Partners LP/Suburban Energy Finance
Corp. , 5.875% Sr. Unsec. Nts. , 3/1/27		1,800,000	1,813,500
Superior Plus LP/Superior General Partner, Inc. , 7.00% Sr.
Unsec. Nts. , 7/15/26[1]		700,000	727,125
			17,561,549

Independent Power and Renewable Electricity Producers—0.7%
Adani Green Energy UP Ltd. /Prayatna Developers Pvt Ltd. /
Parampujya Solar Energy, 6.25% Sr. Sec. Nts. , 12/10/24[1]		3,695,000	3,780,465
AES Andres BV/Dominican Power Partners/Empresa
Generadora de Electricidad Itabo SA, 7.95% Sr. Unsec. Nts. ,
5/11/26[1]		1,230,000	1,336,100
AES Corp.:
4.00% Sr. Unsec. Nts. , 3/15/21		700,000	714,000
6.00% Sr. Unsec. Nts. , 5/15/26		915,000	974,475
Azure Power Energy Ltd. , 5.50% Sr. Sec. Nts. , 11/3/22[1]		1,390,000	1,406,249

42 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Independent Power and Renewable Electricity Producers (Continued)
Calpine Corp. :
5.25% Sr. Sec. Nts. , 6/1/26[1]	$2,240,000	$ 2,287,600
5.75% Sr. Unsec. Nts. , 1/15/25	875,000	871,719
5.875% Sr. Sec. Nts. , 1/15/24[1]	705,000	722,625
Clearway Energy Operating LLC, 5.75% Sr. Unsec. Nts. ,
10/15/25[1]	690,000	702,937
Drax Finco plc, 6.625% Sr. Sec. Nts. , 11/1/25[1]	700,000	718,949
Listrindo Capital BV, 4.95% Sr. Unsec. Nts. , 9/14/26[1]	5,215,000	5,164,154
NRG Energy, Inc.:
3.75% Sr. Sec. Nts. , 6/15/24[1]	1,360,000	1,398,340
6.625% Sr. Unsec. Nts. , 1/15/27	1,780,000	1,940,200
7.25% Sr. Unsec. Nts. , 5/15/26	1,250,000	1,381,250
Vistra Operations Co. LLC:
5.00% Sr. Unsec. Nts. , 7/31/27[1]	1,360,000	1,408,789
5.50% Sr. Unsec. Nts. , 9/1/26[1]	695,000	735,831
		25,543,683

Multi-Utilities—0.1%
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp. , 6.25% Sr. Unsec. Nts. , 4/1/23	455,000	466,375
NGPL PipeCo LLC:
4.375% Sr. Unsec. Nts. , 8/15/22[3]	640,000	662,400
4.875% Sr. Unsec. Nts. , 8/15/27[1]	1,070,000	1,136,875
Rockpoint Gas Storage Canada Ltd. , 7.00% Sr. Sec. Nts. ,
3/31/23[1]	940,000	957,625
		3,223,275
Total Corporate Bonds and Notes (Cost $1,498,171,699)		1,493,524,833
	Shares
Preferred Stock—0.0%
Claire's Holdings LLC, 0.00%, Series A18 (Cost $97,198)	170	26,350

Common Stocks—0.0%
Claire's Holdings LLC[18]	614	406,775
Clear Channel Outdoor Holdings, Inc. , Cl. A18	153,942	726,606
JSC Astana Finance, GDR[1,8,18]	1,681,847	—
Quicksilver Resources, Inc.[8,18]	12,760,000	—
Sabine Oil[8,18]	2,510	72,790
Total Common Stocks (Cost $14,815,182)		1,206,171
	Units
Rights, Warrants and Certificates—0.0%
Affinion Group Wts. , Strike Price $1, Exp. 11/10/228,18	26,104	3,655
Sabine Oil Tranche 1 Wts. , Strike Price $4.49, Exp. 8/11/26[8,18]	7,821	27,373
Sabine Oil Tranche 2 Wts. , Strike Price $2.72, Exp. 8/11/26[8,18]	1,643	4,929
Total Rights, Warrants and Certificates (Cost $1,590,968)		35,957
	Principal Amount
Structured Securities—0.5%
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds:
3.003% Sr. Sec. Nts. , 4/30/25[1,12]	2,157,236	1,989,105

43 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

						Principal Amount	Value
Structured Securities (Continued)
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds: (Continued)
3.054% Sr. Sec. Nts. , 4/30/25[1,12]						$2,748,651	$2,534,427
3.098% Sr. Sec. Nts. , 4/30/25[1,12]						2,373,020	2,188,071
3.131% Sr. Sec. Nts. , 4/30/25[1,12]						2,121,180	1,955,860
3.179% Sr. Sec. Nts. , 4/30/25[1,12]						2,641,041	2,435,204
3.23% Sr. Sec. Nts. , 4/30/25[1,12]						3,014,348	2,779,416
3.265% Sr. Sec. Nts. , 4/30/25[1,12]						2,408,111	2,220,428
3.346% Sr. Sec. Nts. , 4/30/25[1,12]						2,263,521	2,087,107
Morgan Stanley, Russian Federation Total Return Linked
Bonds, Series 007, Cl. VR, 5.00%, 8/22/34[8]					RUB	80,294,311	234,488
Total Structured Securities (Cost $19,638,620)							18,424,106

Short-Term Note—0.4%
Arab Republic of Egypt Treasury Bills, 17.657%, 8/6/19 (Cost
$13,666,102)[12]					EGP	245,300,000	$14,579,149
					Notional
			Exercise	Expiration	Amount	Contracts
			Price	Date	(000's)	(000's)
Exchange-Traded Option Purchased—0.0%
						EUR
Euro-Bund Futures Put[18]					EUR
(Cost $190,227)		EUR	166.000	7/26/19	115,536	1	7,914
					Notional
Counter-			Exercise	Expiration	Amount
	party		Price	Date	(000's)
Over-the-Counter Options Purchased—0.9%
						BRL
BRL Currency
Call[18]	JPM	BRL	3.354	9/25/19	BRL 1,400	1,400	37,553
						BRL
BRL Currency
Call[18,21]	JPM	BRL	3.200	10/17/19	BRL 3,586	3,586	35,960
						BRL
BRL Currency
Call[18]	GSCO-OT	BRL	3.350	12/6/19	BRL 1,414	1,414	74,811
						BRL
BRL Currency
Call[18]	GSCO-OT	BRL	3.400	12/10/19	BRL 1,414	1,414	132,087
						BRL
BRL Currency
Call[18]	GSCO-OT	BRL	3.430	3/30/20	BRL 3,543	3,543	780,785
						BRL
BRL Currency
Call[18]	GSCO-OT	BRL	3.430	3/30/20	BRL 3,543	3,543	780,785
						BRL
BRL Currency
Call[18]	GSCO-OT	BRL	3.432	3/27/20	BRL 3,540	3,540	779,333
						CAD
CAD Currency
Call[18]	RBC	CAD	1.302	10/1/19	CAD 87,100	87,100	578,577

44 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

					Notional
	Counter-		Exercise	Expiration	Amount	Contracts
	party		Price	Date	(000’s)	(000’s)	Value
Over-the-Counter Options Purchased (Continued)
						CLP
CLP Currency					CLP
Call[18]	CITNA-B	CLP	676.100	9/23/19	42,430,000	42,430,000	$989,468
						CLP
CLP Currency					CLP
Call[18]	JPM	CLP	671.000	8/1/19	46,769,000	46,769,000	405,487
						COP
COP Currency					COP
Call[18]	MSCO	COP	3256.000	8/6/19	226,622,000	226,622,000	1,357,466
						EUR
EUR Currency					EUR
Call[18]	JPM	USD	1.142	9/6/19	53,000	53,000	551,356
						EUR
EUR Currency					EUR
Call[18]	BOA	USD	1.175	9/5/19	212,400	212,400	458,603
						EUR
EUR Currency					EUR
Call[18]	CITNA-B	USD	1.178	10/3/19	212,400	212,400	726,741
						EUR
EUR Currency					EUR
Call[18]	JPM	USD	1.173	8/14/19	212,400	212,400	298,955
						EUR
EUR Currency					EUR
Put[18]	BOA	SEK	9.250	4/29/20	7,200	7,200	148,588
						EUR
EUR Currency					EUR
Put[18]	JPM	ZAR	16.378	1/6/20	17,700	17,700	635,565
						EUR
EUR Currency					EUR
Put[18]	GSCO-OT	NOK	8.360	1/6/21	8,850	8,850	393,078
						EUR
EUR Currency					EUR
Put[18]	GSCO-OT	NOK	8.648	1/6/21	8,850	8,850	831,593
Federal
Government						EUR
of France					EUR
Bonds Put[18]	MSCO	EUR	117.630	6/14/20	16,000	16,000	749,466
Federal
Republic of
Germany						EUR
Government					EUR
Bonds Put[18]	MSCO	EUR	102.742	3/27/20	87,238	87,238	39,450
						INR
INR Currency					INR
Put[18]	GSCO-OT	INR	65.600	5/6/20	5,220	5,220	757,335
						INR
INR Currency					INR
Call[18]	JPM	INR	66.092	4/29/20	3,500	3,500	654,186
KRW						KRW
Currency					KRW
Call[18]	GSCO-OT	KRW	1125.000	7/18/19	39,825,000	39,825,000	19,913

45 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

					Notional
	Counter-		Exercise	Expiration	Amount	Contracts
	party		Price	Date	(000’s)	(000’s)	Value
Over-the-Counter Options Purchased (Continued)
MXN						MXN
Currency					MXN
Call[18,22]	CITNA-B	MXN	18.000	10/23/19	1,750	1,750	$109,635
MXN						MXN
Currency					MXN
Call[18]	BOA	MXN	18.553	1/14/20	1,312,540	1,312,540	560,245
MXN						MXN
Currency					MXN
Call[18]	JPM	MXN	19.655	11/26/19	330,204	330,204	457,603
MXN						MXN
Currency					MXN
Call[18]	JPM	MXN	19.375	6/2/20	673,200	673,200	797,473
MXN						MXN
Currency					MXN
Call[18]	CITNA-B	MXN	19.350	6/2/20	672,300	672,300	781,334
MXN						MXN
Currency					MXN
Call[18]	GSCO-OT	MXN	19.733	3/4/20	930,800	930,800	1,419,060
						MXN
MXN					MXN
Currency Put[18]	JPM	MXN	19.655	11/26/19	330,204	330,204	465,812
						PHP
PHP Currency					PHP
Call[18]	GSCO-OT	PHP	52.000	8/12/19	1,800,000	1,800,000	537,858
						RUB
RUB Currecny					RUB
Call[18]	GSCO-OT	RUB	60.000	12/18/19	3,974,300	3,974,300	192,118
						RUB
RUB Currency					RUB
Call[18]	GSCO-OT	RUB	57.300	3/30/20	7,086	7,086	725,176
						RUB
RUB Currency					RUB
Call[18]	JPM	RUB	70.000	2/25/21	3,714,800	3,714,800	3,897,531
						USD
S&P 500					USD
Index Put[18]	BOA	USD	2632.590	2/21/20	69,839	27	1,533,670
						USD
S&P 500					USD
Index Put[18]	GSCOI	USD	2679.690	3/13/20	134,441	50	3,597,104
						SGD
SGD Currency					SGD
Put[18]	GSCO-OT	CNY	5.062	9/27/19	52,000	52,000	180,801
						ZAR
ZAR Currency					ZAR
Call[18]	GSCO-OT	ZAR	13.613	1/27/20	240,801	240,801	333,935
						ZAR
ZAR Currency					ZAR
Call[18]	GSCO-OT	ZAR	14.500	3/6/20	1,089,000	1,089,000	3,650,513
Total Over-the-Counter Options Purchased (Cost $38,940,874)							31,457,009

46 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Notional
	Counter	Buy /Sell	Reference		Expiration	Amount
	-party	Protection	Asset	Fixed Rate	Date	(000's)	Value
Over-the-Counter Credit Default Swaptions Purchased—0.0%
Credit
Default Swap
Maturing
06/20/24			CDX.			USD
Call [18]	MSCO	Sell	NA. HY. 32	107.50%	10/16/19	32,000	$137,011
Credit			iTraxx
Default Swap			Europe
Maturing			Crossover
06/20/24			Series 31			EUR
Put [18]	JPM	Buy	Version 1	3.00	7/17/19	130,000	89,799
Total Over-the-Counter Credit Default Swaptions Purchased
(Cost $617,745)							226,810
		Pay/Receive				Notional
	Counter	Floating	Floating	Fixed	Expiration	Amount
	-party	Rate	Rate	Rate	Date	(000's)
Over-the-Counter Interest Rate Swaptions Purchased—0.4%
The greater
of:10x
(0.15%
Interest			minus
Rate Floor			(CMS10
Maturing			minus
10/15/19			CMS2)) or			USD
Call[18]	GSCO-OT	Receive	Zero	15.000	10/15/19	35,379	89,760
The greater
of:10x
(minus
0.15%
Interest			minus
Rate Floor			(CMS10
Maturing			minus
10/15/19			CMS2)) or			USD
Call[18]	GSCO-OT	Receive	Zero	0.000	10/15/19	35,379	1,567
The greater
of:10x
(0.25%
Interest			minus
Rate Floor			(CMS10
Maturing			minus
4/16/2020			CMS2)) or			USD
Call[18]	GSCO-OT	Receive	Zero	25.000	4/16/20	35,379	223,581

47 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

		Pay/Receive				Notional
	Counter	Floating	Floating	Fixed	Expiration	Amount
	-party	Rate	Rate	Rate	Date	(000’s)	Value
Over-the-Counter Interest Rate Swaptions Purchased (Continued)
The greater
of:10x
(minus
0.05%
Interest			minus
Rate Floor			(CMS10
Maturing			minus
4/16/2020			CMS2)) or			USD
Call[18]	GSCO-OT	Receive	Zero	0.000%	4/16/20	35,379	$29,446
10*
Interest			MAX[0;
Rate Floor			0.25%
Maturing			minus ([FRO
4/9/2020			1] minus			USD
Call[18]	JPM	Receive	[FRO 2])]	25.000	4/13/20	176,900	1,124,217
MAX [(
0.213%
minus
Interest			(CMS10
Rate Floor			minus
Maturing			CMS2)),
4/9/2020			0.00%]			USD
Call[18]	MSCO	Receive	*10	21.300	4/13/20	179,998	928,288
Interest
Rate Swap
maturing			Three-
11/17/2020			Month USD			USD
Call[18]	MSCO	Pay	BBA LIBOR	2.000	11/17/20	695,000	3,870,546
Interest
Rate Swap
maturing			Three-
11/24/2020			Month USD			USD
Call[18]	JPM	Receive	BBA LIBOR	1.913	11/24/20	174,000	3,181,404
Interest
Rate Swap
maturing			Six-Month
3/29/2021			EUR			EUR
Put[18]	JPM	Receive	EURIBOR	1.122	3/29/21	353,800	176,962
Interest
Rate Swap
maturing			Three-
3/30/2020			Month CAD			CAD
Put[18]	BOA	Receive	BA CDOR	2.588	3/30/20	472,000	675,693
Interest
Rate Swap
maturing			Six-Month
4/12/2021			EUR			EUR
Put[18]	JPM	Receive	EURIBOR	0.615	4/12/21	353,750	60,639

48 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Pay/Receive				Notional
	Counter	Floating	Floating	Fixed	Expiration	Amount
	-party	Rate	Rate	Rate	Date	(000’s)	Value
Over-the-Counter Interest Rate Swaptions Purchased (Continued)
Interest
Rate Swap
maturing			Six-Month
4/6/2021			EUR			EUR
Put[18]	JPM	Receive	EURIBOR	0.608%	4/6/21	354,000	$59,555
Interest
Rate Swap
maturing			Three-
8/27/2019			Month USD			USD
Call[18]	GSCOI	Pay	BBA LIBOR	2.200	8/27/19	16,000	334,299
Interest
Rate Swap
maturing			Three-
8/30/2019			Month USD			USD
Call[18]	MSCO	Pay	BBA LIBOR	2.348	8/30/19	23,450	951,790
Interest
Rate Swap
maturing			Three-
8/30/2019			Month USD			USD
Call[18]	GSCOI	Pay	BBA LIBOR	2.325	8/30/19	23,450	871,369
Total Over-the-Counter Interest Rate Swaptions Purchased
(Cost $12,056,704)							12,579,116

						Shares
Investment Companies—9.8%
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. IN,
2.37%[20]						202,696,009	202,696,009
Invesco Oppenheimer Ltd. -Term Bond Fund[19]						4,055,117	18,491,333
Invesco Oppenheimer Master Event-Linked Bond Fund[19]						4,523,551	69,783,467
Invesco Oppenheimer Ultra-Short Duration Fund, Cl. Y19						9,337,919	46,689,594
OFI Carlyle Private Credit Fund, Cl. I19						322,203	3,176,918
Total Investment Companies (Cost $350,735,434)							340,837,321
Total Investments, at Value (Cost $3,899,602,750)						111.2%	3,888,085,797
Net Other Assets (Liabilities)						(11.2)	(391,381,802)
Net Assets						100.0%	$3,496,703,995

Footnotes to Consolidated Statement of Investments
1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
These securities amount to $1,071,892,751 or 30.65% of the Fund's net assets at period end.
2. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
3. Restricted security. The aggregate value of restricted securities at period end was $13,129,726, which represents
0.38% of the Fund's net assets. Information concerning restricted securities is as follows:

49 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Consolidated Statement of Investments (Continued)
				Unrealized
	Acquisition			Appreciation/
Security	Dates	Cost	Value	(Depreciation)
Affinion Group, Inc. , 12.50% Sr. Unsec.
Nts. , 11/10/22	1/15/13-5/10/19	$ 2,423,879	$1,793,328	$(630,551)
Clear Channel International BV, 8.75%
Sr. Unsec. Nts. , 12/15/20	8/9/17	715,892	729,525	13,633
Eagle Intermediate Global Holding BV/
Ruyi US Finance LLC, 7.50% Sr. Sec.
Nts. , 5/1/25	9/27/18	679,018	658,088	(20,930)
EP Energy LLC/Everest Acquisition
Finance, Inc. , 9.375% Sec. Nts. , 5/1/24	10/21/16-5/21/18	1,608,989	447,440	(1,161,549)
GLS Auto Receivables Trust, Series
2018-1A, Cl. A, 2.82%, 7/15/22	1/30/18	1,164,203	1,166,015	1,812
Golden Nugget, Inc. , 6.75% Sr. Unsec.
Nts. , 10/15/24	9/20/16-9/12/17	3,408,700	3,541,475	132,775
HTA Group Ltd. , 9.125% Sr. Unsec.
Nts. , 3/8/22	3/1/17-5/16/19	4,051,138	4,131,455	80,317
NGPL PipeCo LLC, 4.375% Sr. Unsec.
Nts. , 8/15/22	4/25/19	655,881	662,400	6,519
		$ 14,707,700	$13,129,726	$(1,577,974)

4. Represents securities sold under Regulation S, which are exempt from registration under the Securities Act of 1933, as amended. These securities may not be offered or sold in the United States without and exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. These securities amount to
$487,654,896 or 13.95% of the Fund's net assets at period end.
5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage
loans.These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
These securities amount to $12,911,908 or 0.37% of the Fund’s net assets at period end.
6. Interest rate is less than 0.0005%.
7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
8. The value of this security was determined using significant unobservable inputs.  See Note 1 of the accompanying
Consolidated Notes.
9. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end.The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
10. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $4,981,630.
11. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.
12. Zero coupon bond reflects effective yield on the original acquisition date.
13. All or a portion of this security is owned by the subsidiary.
14. Interest or dividend is paid-in-kind, when applicable.
15. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.
16. Security received as the result of issuer reorganization.

50 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Footnotes to Consolidated Statement of Investments (Continued)
17. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
18. Non-income producing security.
19. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares
	September 30,	Gross		Gross	Shares
	2018	Additions		Reductions	June 30, 2019
Investment Company
Invesco Oppenheimer Ltd. -Term
Bond Fund	—	4,055,117		—	4,055,117
Invesco Oppenheimer Master
Event-Linked Bond Fund	4,789,523	4,750		270,722	4,523,551
Invesco Oppenheimer Master Loan
Fund, LLC	31,598,009	72		31,598,081	—
Invesco Oppenheimer Ultra-Short
Duration Fund, Cl. Y	9,155,142	182,777		—	9,337,919
OFI Carlyle Private Credit Fund,
Cl. I	—	322,203		—	322,203

					Change in
				Realized	Unrealized
	Value	Income		Gain (Loss)	Gain (Loss)
Investment Company
Invesco Oppenheimer Ltd. -Term
Bond Fund	$18,491,333	$338,765		$—	$481,370
Invesco Oppenheimer Master
Event-Linked Bond Fund	69,783,467	4,353,212	[a]	(2,293,585)[a]	(3,533,918)[a]
Oppenheimer Master Loan Fund,
LLC	—	11,628,816	[b]	(14,113,576)[b]	82,634 [b]
Invesco Oppenheimer Ultra-Short
Duration Fund, Cl. Y	46,689,594	914,532		—	393
OFI Carlyle Private Credit Fund,
Cl. I	3,176,918	120,119		—	20,038
Total	$138,141,312	$17,355,444		$(16,407,161)	$(2,949,483)
a. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Event-Linked Bond Fund,
LLC.
b. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

20. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of June 30, 2019.
21. One-Touch Binary option becomes eligible for exercise if at any time spot rates are less than or equal to 3.2 BRL per 1 USD.
22. One-Touch Binary option becomes eligible for exercise if at any time spot rates are less than or equal to 18 MXN per 1 USD.

51 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:
Geographic Holdings	Value	Percent
United States	$2,393,206,398	61.5%
India	124,618,080	3.2
United Kingdom	110,356,002	2.8
Indonesia	101,142,735	2.6
Mexico	84,992,525	2.2
South Africa	83,762,115	2.2
Greece	81,895,278	2.1
Spain	79,775,682	2.0
Argentina	77,139,048	2.0
Italy	76,357,513	2.0
Brazil	74,996,809	1.9
France	62,117,897	1.6
Egypt	50,942,103	1.3
Canada	45,269,888	1.2
Switzerland	44,258,186	1.1
China	41,647,566	1.1
Netherlands	31,545,654	0.8
Sri Lanka	26,865,431	0.7
Turkey	24,189,993	0.6
Peru	18,097,095	0.5
Russia	17,924,525	0.5
Luxembourg	17,416,363	0.4
Thailand	16,135,601	0.4
Colombia	15,232,496	0.4
Oman	14,094,247	0.4
Panama	12,367,255	0.3
Azerbaijan	12,007,793	0.3
Ghana	10,897,132	0.3
Paraguay	8,732,101	0.2
Dominican Republic	8,394,557	0.2
Ukraine	7,544,267	0.2
Ireland	6,986,076	0.2
Supranational	6,503,184	0.2
Malaysia	6,394,916	0.2
Cyprus	5,966,356	0.2
Ivory Coast	5,709,756	0.1
Israel	5,591,948	0.1
Kazakhstan	4,740,970	0.1
Eurozone	4,431,436	0.1
Cayman Islands	4,356,709	0.1
Bermuda	4,269,391	0.1
Mauritius	4,131,455	0.1
Gabon	4,077,907	0.1
New Zealand	4,048,641	0.1
Morocco	3,836,704	0.1
United Arab Emirates	3,786,769	0.1
Fiji	3,725,977	0.1

52 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Geographic Holdings (Continued)	Value	Percent
Saudi Arabia	$3,686,352	0.1%
Hong Kong	3,558,475	0.1
Chile	3,294,472	0.1
Senegal	3,088,861	0.1
Germany	2,917,708	0.1
Portugal	2,878,898	0.1
Georgia	2,541,750	0.1
Singapore	2,444,410	0.1
Angola	2,315,027	0.1
Belgium	2,167,500	0.1
Australia	1,057,550	0.0
Uruguay	1,030,778	0.0
Macau	1,028,963	0.0
Serbia	973,270	0.0
Norway	701,507	0.0
Trinidad and Tobago	698,250	0.0
St. Lucia	663,725	0.0
Philippines	537,858	0.0
South Korea	19,913	0.0
Total	$3,888,085,797	100.0%

Forward Currency Exchange Contracts as of June 30, 2019
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)	Purchased (000's)			(000's)	Appreciation	Depreciation
BAC	05/2020	CLP	1,578,600	USD	2,305	$ 26,191	$ —
BAC	09/2019	COP	56,400,000	USD	16,943	537,798	—
BAC	08/2019	EUR	17,800	USD	20,069	235,988	—
BAC	07/2019	USD	16,988	COP	56,400,000	—	553,073
BOA	07/2019	ARS	255,000	USD	5,374	628,846	—
BOA	07/2019 - 08/2019	BRL	662,250	USD	172,376	19,569	149,076
BOA	08/2019	COP	82,083,935	USD	24,980	478,408	—
BOA	08/2019	EUR	39,025	USD	43,993	522,726	—
BOA	08/2019	INR	700,500	USD	9,999	89,579	—
BOA	08/2019	KRW	7,520,050	USD	6,370	136,820	—
BOA	07/2019	USD	6,007	ARS	255,000	3,959	—
BOA	07/2019 - 08/2019	USD	123,742	BRL	475,320	50,628	17,411
BOA	08/2019	USD	12,917	COP	42,445,700	—	247,386
BOA	08/2019	USD	775	EUR	690	—	11,763
BOA	08/2019	USD	31,233	GBP	23,835	906,449	—
BOA	08/2019	USD	67,062	IDR	970,273,000	—	1,190,190
BOA	08/2019	USD	106,320	INR	7,448,300	—	954,497
BOA	08/2019	USD	16,276	PLN	61,920	—	329,498
BOA	08/2019	USD	8,116	RUB	515,000	8,911	—
BOA	08/2019	USD	345	THB	10,800	—	7,303
BOA	08/2019	USD	30,197	TRY	188,015	—	1,419,053
CITNA-B	07/2019 - 09/2019	ARS	890,000	USD	19,723	—	53,364
CITNA-B	05/2020	CLP	5,156,400	USD	7,528	85,276	—
CITNA-B	07/2019	COP	104,601,120	USD	31,034	1,497,619	—
CITNA-B	08/2019	EUR	1,930	USD	2,183	18,360	—
CITNA-B	08/2019	HUF	31,000	USD	109	517	—

53 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)	Purchased (000’s)			(000’s)	Appreciation	Depreciation
CITNA-B	08/2019	MXN	61,880	USD	3,197	$ —	$ 259
CITNA-B	08/2019	PEN	90	USD	27	307	—
CITNA-B	08/2019 - 12/2019	RUB	2,937,600	USD	44,995	827,766	—
CITNA-B	07/2019	USD	10,414	ARS	445,000	—	61,643
CITNA-B	07/2019 - 09/2019	USD	31,199	COP	104,601,120	—	1,272,097
CITNA-B	08/2019	USD	6,099	EUR	5,390	—	48,327
CITNA-B	08/2019	USD	4,762	GBP	3,740	3,169	—
CITNA-B	08/2019	USD	40,278	MXN	779,600	9,188	—
CITNA-B	08/2019 - 12/2019	USD	11,090	RUB	715,300	53,802	16,306
CITNA-B	08/2019 - 10/2019	USD	8,716	TRY	55,680	—	392,593
DEU	07/2019	BRL	4,590	USD	1,198	—	2,417
DEU	08/2019	EUR	28,775	USD	32,568	268,758	—
DEU	08/2019	NOK	97,000	USD	11,132	253,256	—
DEU	07/2019	THB	91,000	USD	2,913	54,752	—
DEU	07/2019	USD	1,184	BRL	4,590	—	10,965
DEU	08/2019	USD	933	COP	3,068,000	—	18,906
DEU	08/2019	USD	24,904	EUR	22,075	—	277,640
GSCO-OT	07/2019 - 03/2021	BRL	162,853	USD	39,452	1,454,766	—
GSCO-OT	08/2019	CLP	25,856,538	USD	38,220	560,602	605,054
GSCO-OT	12/2019 - 01/2021	EUR	88,661	USD	105,344	356,095	1,647,223
GSCO-OT	05/2020	INR	3,598,746	USD	49,590	566,044	—
GSCO-OT	08/2019	MYR	2,190	USD	524	5,540	—
GSCO-OT	08/2019	PLN	61,920	USD	16,640	—	34,852
GSCO-OT	02/2021	RUB	1,589,400	USD	23,350	—	124,204
GSCO-OT	08/2019	SEK	192,600	USD	20,227	574,849	—
GSCO-OT	07/2019 - 10/2019	TRY	298,030	USD	48,336	1,814,782	446,237
GSCO-OT	03/2020 - 03/2021	USD	78,466	BRL	321,838	—	2,423,195
GSCO-OT	11/2019 - 05/2020	USD	29,014	CLP	20,036,765	—	568,673
GSCO-OT	05/2020	USD	19,887	EUR	17,226	—	158,549
GSCO-OT	05/2020	USD	49,641	INR	3,598,981	—	517,896
GSCO-OT	01/2021	USD	69,698	NOK	585,800	732,186	—
GSCO-OT	12/2019	USD	23,231	RUB	1,519,700	52,012	273,591
GSCO-OT	10/2019 - 02/2020	USD	16,569	TRY	117,340	—	2,454,935
GSCO-OT	08/2019 - 03/2020	USD	56,033	ZAR	832,435	71,964	1,958,180
GSCO-OT	08/2019 - 01/2020	ZAR	640,700	USD	42,562	2,206,546	—
HSBC	07/2019	ARS	190,000	USD	3,983	489,538	—
HSBC	08/2019	EUR	2,855	USD	3,250	7,345	499
HSBC	07/2019	USD	4,476	ARS	190,000	2,950	—
HSBC	08/2019	USD	466	CAD	625	—	12,095
HSBC	08/2019	USD	677	IDR	9,784,000	—	11,520
JPM	07/2019 - 08/2019	BRL	495,468	USD	124,940	4,107,767	68,098
JPM	05/2020	CLP	2,578,300	USD	3,764	42,777	—
JPM	08/2019	EUR	20,450	USD	23,201	137,691	—
JPM	09/2019	IDR	486,913,000	USD	30,802	3,360,219	—
JPM	08/2019	INR	701,744	USD	9,955	151,538	—
JPM	08/2019	NOK	97,500	USD	11,200	243,953	—
JPM	08/2019	PLN	940	USD	250	2,558	—
JPM	08/2019 - 12/2019	RUB	1,762,200	USD	27,341	3,942	101,013

54 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Forward Currency Exchange Contracts (Continued)
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)		Purchased (000’s)		(000’s)	Appreciation	Depreciation
JPM	08/2019	SEK	195,000	USD	20,472	$588,349	$—
JPM	07/2019	USD	112,441	BRL	435,034	165,478	1,011,306
JPM	08/2019	USD	17,045	CLP	11,080,700	684,647	—
JPM	08/2019	USD	482,484	EUR	426,880	—	4,455,825
JPM	08/2019	USD	17,813	GBP	14,005	—	5,935
JPM	08/2019	USD	9,527	JPY	1,048,000	—	222,742
JPM	02/2021	USD	23,311	RUB	1,589,400	85,163	—
JPM	07/2019	USD	2,900	THB	91,000	—	67,286
JPM	07/2019 - 08/2019	USD	12,354	TRY	77,275	—	838,560
JPM	08/2019	USD	834	ZAR	12,310	—	34,116
JPM	08/2019	ZAR	113,715	USD	7,711	318,160	—
MOS	08/2019	BRL	67,853	USD	17,624	—	5,377
MOS	05/2020	CLP	2,586,700	USD	3,764	55,006	—
MOS	07/2019	USD	17,633	BRL	67,853	8,203	—
MOS	08/2019	USD	23,531	CLP	16,520,000	—	859,476
MOS	08/2019	USD	15,484	THB	482,750	—	276,950
MOS	08/2019	USD	76,247	ZAR	1,136,030	—	3,887,883
MOS	08/2019	ZAR	98,250	USD	6,594	336,245	—
RBC	08/2019	EUR	28,735	USD	32,402	377,885	—
RBC	08/2019	JPY	1,048,000	USD	9,665	83,340	—
SCB	09/2019	IDR	738,208,000	USD	51,300	492,733	—
SCB	09/2019	USD	29,909	IDR	486,913,000	—	4,253,241
SCB	08/2019	ZAR	225,000	USD	15,871	—	12,197
Total Unrealized Appreciation and Depreciation						$26,859,515	$34,370,475

Futures Contracts as of June 30, 2019
							Unrealized
	Expiration		Number		Notional Amount	Appreciation/
Description	Buy/Sell	Date	of Contracts		(000's)	Value	(Depreciation)
Euro-BTP	Sell	9/6/19	777		EUR 114,949	118,657,628	(3,708,990)
Euro-BUND	Buy	9/6/19	35		EUR 6,875	6,874,792	(65)
Euro-OAT	Sell	9/6/19	108		EUR 19,838	20,247,156	(409,068)
United States
Treasury Long
Bonds	Buy	9/19/19	4		USD 619	622,375	3,273
United States
Treasury Long
Bonds	Sell	9/19/19	979		USD 149,633	152,326,281	(2,693,619)
United States
Treasury Nts. , 10 yr.	Buy	9/19/19	314		USD 39,728	40,182,188	454,287
United States
Treasury Nts. , 10 yr.	Sell	9/19/19	103		USD 13,019	13,180,781	(161,683)
United States
Treasury Nts. , 2 yr.	Sell	9/30/19	2,102		USD 450,822	452,307,704	(1,485,469)
United States
Treasury Nts. , 5 yr.	Buy	9/30/19	373		USD 43,536	44,072,281	536,228

55 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Futures Contracts (Continued)
							Unrealized
		Expiration	Number	Notional Amount			Appreciation/
Description	Buy/Sell	Date	of Contracts		(000’s)	Value	(Depreciation)
United States Ultra
Bonds	Buy	9/19/19	324	USD	55,412	$57,530,250		$2,118,494
							$(5,346,612)

Over-the-Counter Options Written at June 30, 2019
				Number of	Notional
	Counter	Exercise	Expiration	Contracts	Amount		Premiums
Description	-party	Price	Date	(000's)	(000's)		Received	Value
		AUD		AUD

AUD Currency Put	BOA	0.693	8/7/19	(125,635)	AUD 125,635		$846,100	$(564,602)
		BRL		BRL

BRL Currency Put[1]	GSCO-OT	4.500	12/6/19	(1,414)	BRL 1,414		250,561	(106,492)
		BRL		BRL

BRL Currency Put[1]	GSCO-OT	4.500	12/10/19	(1,414)	BRL 1,414		294,112	(109,304)
		BRL		BRL

BRL Currency Put[2]	GSCO-OT	4.500	3/30/20	(3,543)	BRL 3,543		619,316	(728,831)
		BRL		BRL

BRL Currency Put[2]	GSCO-OT	4.500	3/30/20	(3,543)	BRL 3,543		619,316	(728,831)
		BRL		BRL

BRL Currency Put[2]	GSCO-OT	4.500	3/27/20	(3,540)	BRL 3,540		617,376	(733,694)
		BRL		BRL

BRL Currency Put[3]	GSCO-OT	4.230	3/4/21	(149,900)	BRL 149,900		1,679,022	(1,414,007)
		BRL		BRL

BRL Currency Put[3]	JPM	4.250	3/4/21	(150,600)	BRL 150,600		1,589,273	(1,380,112)
		CAD		CAD

CAD Currency Call	RBC	1.275	10/1/19	(87,100)	CAD 87,100		198,188	(179,164)
		CLP		CLP

CLP Currency Put	CITNA-B	706.150	9/23/19	(44,316,700)	CLP 44,316,700		504,532	(389,544)
		CLP		CLP

CLP Currency Call	CITNA-B	655.350	9/23/19	(41,128,500)	CLP 41,128,500		195,028	(296,536)
		CLP		CLP

CLP Currency Put[4]	GSCO-OT	700.000	5/11/20	(24,360,000)	CLP 24,360,000		890,880	(836,522)
		CLP		CLP

CLP Currency Put	GSCO-OT	713.500	11/26/19	(27,277,250)	CLP 27,277,250		627,892	(352,968)
		CLP		CLP

CLP Currency Put	JPM	703.000	8/1/19	(49,000,000)	CLP 49,000,000		537,397	(147,980)

56 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Over-the-Counter Options Written (Continued)
				Number of	Notional
	Counter	Exercise	Expiration	Contracts	Amount	Premiums
Description	-party	Price	Date	(000’s)	(000’s)	Received	Value
		CLP		CLP

CLP Currency Call	JPM	648.000	8/1/19	(45,166,000)	CLP 45,166,000	$245,590	$(33,423)
		COP		COP

COP Currency Call	CITNA-B	3265.000	8/30/19	(113,420,000)	COP 113,420,000	211,700	(827,966)
		COP		COP

COP Currency Put	CITNA-B	3265.000	8/30/19	(113,420,000)	COP 113,420,000	1,382,411	(400,372)
		COP		COP

COP Currency Put	MSCO	3429.000	8/6/19	(238,663,000)	COP 238,663,000	588,201	(66,826)
		COP		COP

COP Currency Call	MSCO	3135.000	8/6/19	(218,200,000)	COP 218,200,000	266,156	(231,292)
		COP		COP

COP Currency Put	MSCO	3449.000	8/20/19	(119,900,000)	COP 119,900,000	390,571	(49,159)
		USD		EUR

EUR Currency Call	BOA	1.155	9/5/19	(70,800)	EUR 70,800	440,680	(406,842)
		RUB		EUR

EUR Currency Call	BOA	73.558	8/5/19	(34,900)	EUR 34,900	177,325	(222,057)
		USD		EUR

EUR Currency Call	CITNA-B	1.155	10/3/19	(70,800)	EUR 70,800	596,500	(585,642)
		NOK		EUR

EUR Currency Call[5]	GSCO-OT	11.000	1/6/21	(7,075)	EUR 7,075	1,417,482	(922,606)
		INR		EUR

EUR Currency Call	GSCO-OT	90.000	5/6/20	(5,220)	EUR 5,220	916,901	(805,137)
		KRW		EUR

EUR Currency Call	GSCO-OT	1303.350	9/30/19	(53,140)	EUR 53,140	721,986	(1,362,137)
		ZAR		EUR

EUR Currency Call[6]	GSCO-OT	20.000	3/30/20	(6,307)	EUR 6,307	1,237,110	(651,728)
		RUB		EUR

EUR Currency Call	GSCO-OT	78.507	12/16/19	(62,600)	EUR 62,600	1,088,248	(828,793)
		USD		EUR

EUR Currency Call	JPM	1.153	8/14/19	(70,800)	EUR 70,800	298,603	(323,630)
		USD		EUR

EUR Currency Put	JPM	1.116	9/6/19	(53,000)	EUR 53,000	240,620	(113,012)
		USD		EUR

EUR Currency Call	JPM	1.176	9/6/19	(53,000)	EUR 53,000	148,135	(111,385)
		INR		EUR

EUR Currency Call	JPM	81.050	9/11/19	(31,890)	EUR 31,890	262,857	(229,380)

57 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Options Written (Continued)
				Number of	Notional
	Counter	Exercise	Expiration	Contracts	Amount	Premiums
Description	-party	Price	Date	(000’s)	(000’s)	Received	Value
		ZAR		EUR

EUR Currency Call	JPM	17.825	8/13/19	(17,700)	EUR 17,700	$329,652	$(30,642)
		ZAR		EUR

EUR Currency Call	JPM	19.700	1/6/20	(17,700)	EUR 17,700	649,869	(132,545)
		RUB		EUR

EUR Currency Put	JPM	73.800	8/5/19	(35,400)	EUR 35,400	395,362	(948,019)
		INR		EUR

EUR Currency Call[7]	JPM	90.000	4/29/20	(3,500)	EUR 3,500	556,686	(523,884)
		EUR		EUR
Federal Government of
Spain Bonds Put	MSCO	108.380	6/14/20	(30,000)	EUR 30,000	487,744	(431,129)
Federal Republic of		EUR		EUR
Germany Government
Bonds Call	MSCO	105.313	3/27/20	(87,238)	EUR 87,238	228,378	(682,080)
Federal Republic of		EUR		EUR
Germany Government
Bonds Put	MSCO	104.530	6/14/20	(30,500)	EUR 30,500	639,413	(407,116)
		IDR		IDR

IDR Currency Put	GSCO-OT	15360.000	6/18/20	(1,137,000,000)	IDR 1,137,000,000	1,598,849	(1,546,320)
		IDR		IDR

IDR Currency Put	JPM	14775.000	9/17/19	(513,525,000)	IDR 513,525,000	308,400	(138,652)
		KRW		KRW

KRW Currency Put	GSCO-OT	1155.000	7/18/19	(40,887,000)	KRW 40,887,000	244,260	(282,120)
		KRW		KRW

KRW Currency Call[8]	GSCO-OT	1115.000	7/18/19	(39,471,000)	KRW 39,471,000	230,099	—
		MXN		MXN

MXN Currency Put	BOA	22.363	1/14/20	(1,582,090)	MXN 1,582,090	1,599,246	(487,489)
		MXN		MXN

MXN Currency Put	CITNA-B	22.940	6/2/20	(797,000)	MXN 797,000	757,519	(501,990)
		MXN		MXN

MXN Currency Call	GSCO-OT	18.099	3/4/20	(853,750)	MXN 853,750	418,703	(260,001)
		MXN		MXN

MXN Currency Put	GSCO-OT	22.562	3/4/20	(1,064,300)	MXN 1,064,300	1,044,322	(450,391)
		MXN		MXN

MXN Currency Call	JPM	20.240	5/27/20	(425,040)	MXN 425,040	924,840	(916,901)
		MXN		MXN

MXN Currency Put	JPM	23.005	6/2/20	(799,300)	MXN 799,300	752,221	(489,643)
		MXN		MXN

MXN Currency Put	JPM	20.240	5/27/20	(425,040)	MXN 425,040	924,840	(929,422)

58 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Over-the-Counter Options Written (Continued)
				Number of	Notional
	Counter	Exercise	Expiration	Contracts	Amount	Premiums
Description	-party	Price	Date	(000’s)	(000’s)	Received	Value
		PHP		PHP

PHP Currency Call	GSCO-OT	51.200	8/12/19	(1,780,000)	PHP 1,780,000	$63,447	$(187,808)
		PHP		PHP

PHP Currency Put	GSCO-OT	52.950	8/12/19	(1,840,000)	PHP 1,840,000	94,450	(20,939)
		RUB		RUB

RUB Currency Call	CITNA-B	63.040	12/16/19	(3,944,400)	RUB 3,944,400	559,061	(870,056)
		RUB		RUB

RUB Currency Call	JPM	60.000	2/25/21	(3,184,100)	RUB 3,184,100	578,180	(557,823)
		RUB		RUB

RUB Currency Put	JPM	80.000	2/25/21	(4,245,500)	RUB 4,245,500	2,365,858	(1,282,735)
				USD

S&P 500 Index Put	BOA	2355.470	2/21/20	(27)	USD 62,488	1,539,271	(673,506)
				USD

S&P 500 Index Put	GSCO-OT	2397.620	3/13/20	(50)	USD 120,290	2,731,287	(1,628,791)
		CNY		SGD

SGD Currency Put	GSCO-OT	4.970	9/27/19	(52,000)	SGD 52,000	65,351	(48,712)
		CNY		SGD

SGD Currency Call	GSCO-OT	5.165	9/27/19	(52,000)	SGD 52,000	126,088	(114,149)
		THB		THB

THB Currency Put	SCB	31.500	12/20/19	(2,196,300)	THB 2,196,300	396,101	(440,204)
		TRY		TRY

TRY Currency Call	GSCO-OT	6.000	8/7/19	(417,609)	TRY 417,609	842,317	(2,277,297)
		TRY		TRY

TRY Currency Put	GSCO-OT	6.750	1/15/20	(238,810)	TRY 238,810	1,660,420	(1,483,366)
		ZAR		ZAR

ZAR Currency Put	GSCO-OT	16.208	1/27/20	(286,705)	ZAR 286,705	518,413	(288,374)
		ZAR		ZAR

ZAR Currency Call	GSCO-OT	13.500	3/6/20	(1,014,000)	ZAR 1,014,000	734,136	(1,385,093)
		ZAR		ZAR

ZAR Currency Put	GSCO-OT	16.500	3/6/20	(1,721,000)	ZAR 1,721,000	3,548,806	(1,870,486)
Total Over-the-Counter Options Written						$48,013,658	$(38,427,657)

1. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 3.6 BRL per 1
USD.

2. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 3.7 BRL per 1
USD.

3. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 3.61 BRL per 1
USD.

59 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

4. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 650 CLP per 1
USD.

5. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 9.4 NOK per 1
USD.

6. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 15 ZAR per 1
USD.

7. Upper Barrier Level: 90 INR/EUR Lower Barrier Level: 75 INR/EUR If at any time during the Event Period, the Spot

Exchange Rate, in accordance with the Barrier Event Rate the respect of the Premium).Provided a Knock-Out event has not occurred, if obligation on the part of either party (except in automatically terminate without any payment

Lower Barrier Level this Transaction will Source B, is equal to or less than at the Expiration Time on the Expiration

Date: (i) the Spot Exchange Rate, in accordance with the Barrier Event Rate Source A, is equal to or greater than the

Upper Barrier Level, this Transaction will be automatically exercised and the Seller shall pay the Settlement Amount to the Buyer on the Settlement Date. (ii) the Spot Exchange Rate, in accordance with the Barrier Event Rate Source A, is not equal to or greater than the Upper Barrier Level, this Transaction shall expire without any payment obligation on the part of either party (except in respect of the Premium) at the Expiration Time on the Expiration Date. If a Knock-

Out event has occurred, notwithstanding the above, this Transaction will automatically terminate without any payment obligation on the part of either party (except in respect of the Premium)

8. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 1,085.00 KRW per 1 USD.

Centrally Cleared Credit Default Swaps at June 30, 2019
				Notional			Unrealized
	Buy/Sell	Fixed	Maturity	Amount	Premiums	Appreciation/
Reference Asset	Protection	Rate	Date	(000's)	Received/(Paid)	Value	(Depreciation)
Argentine
Republic
Government	Buy	5.000%	6/20/24	USD 2,500	$ (446,944)	$406,421	$ (40,523)
Argentine
Republic
Government	Buy	5.000	6/20/24	USD 1,250	(225,347)	203,211	(22,136)
Brazilian
Government
International	Buy	1.000	6/20/24	USD 2,500	(59,357)	56,945	(2,412)
Brazilian
Government
International	Buy	1.000	6/20/24	USD 4,500	(171,995)	102,501	(69,494)
Brazilian
Government
International	Buy	1.000	6/20/24	USD 2,500	(58,792)	56,945	(1,847)
CDX. EM. 31	Buy	1.000	6/20/24	USD 2,500	(85,278)	77,975	(7,303)
CDX. EM. 31	Buy	1.000	6/20/24	USD 2,500	(84,889)	77,975	(6,914)
CDX. EM. 31	Buy	1.000	6/20/24	USD 2,500	(80,278)	77,905	(2,373)
CDX. EM. 31	Buy	1.000	6/20/24	USD 3,750	(189,396)	116,962	(72,434)
CDX. HY 32	Buy	5.000	6/20/24	USD 70,750	5,330,619	(5,415,731)	(85,112)
CDX. HY 32	Buy	5.000	6/20/24	USD 69,600	4,776,107	(5,327,702)	(551,595)
CDX. HY 32	Sell	5.000	6/20/24	USD 32,000	(2,331,022)	2,453,962	122,940

60 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Centrally Cleared Credit Default Swaps (Continued)
					Notional				Unrealized
		Buy/Sell	Fixed	Maturity	Amount	Premiums	Appreciation/
Reference Asset		Protection	Rate	Date	(000’s)	Received/(Paid)	Value		(Depreciation)
CDX. HY. 32		Buy	5.000%	6/20/24	USD 106,000	$ 6,344,571	$(8,114,028)		$(1,769,457)
Federative
Republic of Brazil		Sell	1.000	6/20/22	USD 7,500	464,303	6,503		470,806
Intesa Sanpaolo
SPA		Sell	1.000	6/20/24	EUR 4,000	122,417	(64,786)		57,631
Mexico
Government
International		Buy	1.000	6/20/24	USD 2,750	(58,738)	13,341		(45,397)
Mexico
Government
International		Buy	1.000	6/20/24	USD 8,750	(186,893)	42,449		(144,444)
Mexico
Government
International		Buy	1.000	6/20/24	USD 2,500	(23,429)	12,128		(11,301)
Mexico
Government
International		Buy	1.000	6/20/24	USD 2,500	(18,048)	12,128		(5,920)
Republic Of South
Africa Gover		Buy	1.000	6/20/24	USD 2,250	(108,685)	69,417		(39,268)
Total Centrally Cleared Credit Default Swaps					$ 12,908,926		$ (15,135,479)		$(2,226,553)

Over-the-Counter Credit Default Swaps at June 30, 2019
					Notional				Unrealized
Reference	Counter-	Buy/Sell	Fixed	Maturity	Amount	Premiums	Appreciation/
Asset	party	Protection	Rate	Date	(000's)	Received/(Paid)	Value	(Depreciation)
Hellenic Republic	BAC	Sell	1.000	6/20/25	USD 3,586	$ 596,602	$(359,099	) $	237,503
Hellenic Republic	BAC	Sell	1.000	6/20/25	USD 8,966	1,343,371	(897,849)		445,522
Hellenic Republic	BAC	Sell	1.000	12/20/25	USD 8,350	1,298,472	(942,063)		356,409
Hellenic Republic	BAC	Sell	1.000	12/20/19	USD 6,000	90,026	13,958		103,984
Hellenic Republic	GSCOI	Sell	1.000	6/20/25	USD 3,590	566,429	(359,500)		206,929
Hellenic Republic
Government B	BAC	Sell	1.000	6/20/29	USD 8,750	1,683,593	(1,584,849)		98,744
Hellenic Republic
Government B	BAC	Sell	1.000	6/20/26	USD 13,250	1,652,965	(1,654,602)		(1,637)
Hellenic Republic
Government B	BAC	Sell	1.000	6/20/26	USD 14,000	1,616,439	(1,747,870)		(131,431)
Hellenic Republic
Government B	BOA	Sell	1.000	6/20/24	USD 3,500	286,767	(255,743)		31,024
Intesa Sanpaolo
SPA	BAC	Sell	1.000	6/20/24	EUR 2,205	(280,876)	223,478		(57,398)
iTraxx Europe
Crossover Series
24 Version 1	JPM	Sell	5.000	12/20/20	EUR 7,100	(666,292)	431,926		(234,366)
Oriental Republic
of Uruguay	BOA	Sell	1.000	12/20/21	USD 7,501	135,567	(107,368)		28,199
State Bank of
India	BNP	Sell	1.000	9/20/19	USD 5,225	215,578	12,158		227,736
Total Over-the-Counter Credit Default Swaps						$ 8,538,641	$(7,227,423)		$1,311,218

61 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

	Total Maximum
	Potential Payments
Type of Reference	for Selling Credit			Reference
Asset on which the	Protection		Amount	Asset Rating
Fund Sold Protection	(Undiscounted)		Recoverable*	Range**
Non-Investment Grade
Sovereign Debt Indexes	$77,492,000		$9,500,000	BB- to BB
Non-Investment Grade
Corporate Index Debt	32,000,000		246,350,000	B
Indexes
Investment Grade
Single Sovereign
Debt Indexes	7,501,000		—	BBB
Investment Grade
Single Name
Corp Debt Indexes	5,225,000		—	BBB-
Investment Grade
Corp Debt Indexes	6,205,000	EUR	—	BBB
Non-Investment Grade
Corporate Index
Debt Indexes	7,100,000	EUR	—	D
Total	$122,218,000		$255,850,000
Total (EUR)	13,305,000	EUR

* Amounts recoverable includes potential payments from related purchased protection for instances where the Fund is the seller of protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent
Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

Centrally Cleared Interest Rate Swaps at June 30, 2019
	Pay/Receive				Notional	Premiums			Unrealized
Counter-	Floating	Floating	Fixed	Maturity	Amount	Received /	Appreciation/
party	Rate	Rate	Rate	Date	(000's)	(Paid)	Value		(Depreciation)
		Six-Month EUR
BAC	Receive	EURIBOR	1.123%	3/8/28	EUR 5,775	$—	$ (644,685	) $	(644,685)
		Six-Month HUF			HUF
BNP	Receive	BUBOR Reuters	3.280	10/26/28	1,144,300	—	(606,403)		(606,403)
		Six-Month HUF			HUF
BNP	Pay	BUBOR Reuters	1.210	10/26/20	5,054,000	—	312,440		312,440
		Three-Month USD
BOA	Receive	BBA LIBOR	1.650	6/17/22	USD 348,000	—	(385,180)		(385,180)
		Three-Month USD
BOA	Receive	BBA LIBOR	1.850	9/25/24	USD 241,100	—	(1,400,017)		(1,400,017)
		Three-Month USD
BOA	Receive	BBA LIBOR	1.675	6/9/22	USD 162,280	—	(257,087)		(257,087)

62 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Centrally Cleared Interest Rate Swaps (Continued)
	Pay/Receive				Notional	Premiums		Unrealized
Counter-	Floating	Floating	Fixed Maturity	Maturity	Amount	Received /	Appreciation/
party	Rate	Rate	Rate	Date	(000’s)	(Paid)	Value	(Depreciation)
		Three-Month USD
BOA	Receive	BBA LIBOR	1.790%	3/25/25	USD 104,000	$—	$ (314,886)	$ (314,886)
BOA	Pay	BZDI	9.160	7/1/22	BRL 355,100	—	679,346	679,346
		Six-Month HUF			HUF
CITNA-B	Pay	BUBOR	2.205	3/8/28	1,925,000	—	302,483	302,483
					COP
CITNA-B	Pay	COOVIBR	5.560	8/26/26	29,197,000	—	384,973	384,973
		MXN TIIE
DEU	Pay	BANXICO	8.120	5/5/21	MXN 556,810	—	283,257	283,257
		MXN TIIE
DEU	Pay	BANXICO	8.525	1/15/24	MXN 169,550	—	444,266	444,266
		Three-Month ZAR
DEU	Pay	JIBAR SAFEX	7.675	2/21/22	ZAR 73,535	—	118,880	118,880
DEU	Pay	JIBA3M	8.420	8/29/28	ZAR 156,300	—	608,174	608,174
		MXN TIIE
GSCOI	Pay	BANXICO	8.120	5/5/21	MXN 574,210	—	292,109	292,109
					COP
GSCOI	Pay	COOVIBR	4.610	6/7/20	52,590,000	—	92,926	92,926
GSCOI	Receive	WIBR6M	2.095	5/30/24	PLN 35,000	—	(101,465)	(101,465)
GSCOI	Pay	BZDI	6.825	1/4/21	BRL 32,300	—	112,058	112,058
		MXN TIIE
GSCOI	Pay	BANXICO	7.845	12/7/23	MXN 333,700	—	397,320	397,320
		Three-Month
		COP IBR OIS			COP
GSCOI	Pay	Compound	6.500	11/9/28	14,600,000	—	468,124	468,124
		MXN TIIE
GSCOI	Pay	BANXICO	8.055	3/2/22	MXN 506,800	—	453,263	453,263
GSCOI	Pay	SORF6M	1.980	3/4/21	SGD 121,800	—	427,086	427,086
		Six-Month GBP
GSCOI	Pay	BBA LIBOR	3.450	10/15/25	GBP 17,570	—	(25,112)	(25,112)
GSCOI	Receive	SORF6M	2.073	3/4/24	SGD 49,900	—	(624,190)	(624,190)
					COP
GSCOI	Pay	COOVIBR	4.380	2/26/20	226,600,000	—	177,333	177,333
		MXN TIIE
GSCOI	Pay	BANXICO	8.620	12/26/28	MXN 86,300	—	342,307	342,307
					COP
GSCOI	Pay	COOVIBR	4.380	1/10/20	119,650,000	—	90,736	90,736
		MXN TIIE
HSBC	Pay	BANXICO	7.950	5/1/24	MXN 138,300	—	205,816	205,816
		MXN TIIE
HSBC	Receive	BANXICO	8.600	1/18/29	MXN 97,800	—	(381,161)	(381,161)
					CLP
JPM	Receive	1 Time CLP TNA	2.280	6/17/20	48,668,300	—	(41,267)	(41,267)
					CLP
JPM	Pay	1 Time CLP TNA	2.760	6/17/24	10,116,000	—	3,848	3,848
JPM	Pay	BZDI	8.220	7/3/23	BRL 312,400	—	(152,362)	(152,362)
		Three-Month ZAR
JPM	Pay	JIBAR SAFEX	7.930	11/27/22	ZAR 45,000	—	109,131	109,131
					HUF
JPM	Receive	BUBOR06M	2.265	1/8/29	1,080,000	—	(177,596)	(177,596)

63 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Centrally Cleared Interest Rate Swaps (Continued)
	Pay/Receive				Notional	Premiums		Unrealized
Counter-	Floating	Floating	Fixed	Maturity	Amount	Received /	Appreciation/
party	Rate	Rate	Rate	Date	(000’s)	(Paid)	Value	(Depreciation)
		MXN TIIE
JPM	Pay	BANXICO	7.810%	12/7/23	MXN 403,200	$—	$ 451,521	$451,521
JPM	Receive	BZDI	2.280	1/4/27	BRL 106,000	—	1,714,991	1,714,991
		MXN TIIE			MXN
JPM	Pay	BANXICO	8.750	10/29/20	1,561,000	—	1,032,367	1,032,367
JPM	Pay	BZDI	10.940	1/2/23	BRL 55,230	—	1,882,464	1,882,464
JPM	Pay	BZDI	9.230	7/1/22	BRL 372,000	—	737,405	737,405
JPM	Pay	BZDI	9.280	7/1/22	BRL 289,100	—	587,345	587,345
					COP
JPM	Pay	COOVIBR	4.890	10/17/20	113,100,000	—	446,770	446,770
					HUF
JPM	Pay	BUBOR06M	1.185	1/8/22	3,300,000	—	182,649	182,649
MSCO	Pay	EUR006M	1.282	4/29/49	EUR 45,225	—	1,824,637	1,824,637
MSCO	Receive	EUR006M	1.060	4/30/59	EUR 50,245	—	(2,124,212)	(2,124,212)
SIB	Pay	BZDI	8.415	1/2/25	BRL 95,000	—	1,323,071	1,323,071
		MXN TIIE
SIB	Pay	BANXICO	7.880	6/9/22	MXN 382,300	—	296,040	296,040
UBS	Pay	BBSW3M	1.560	3/21/21	AUD 255,400	—	1,705,695	1,705,695
UBS	Receive	BBSW6M	1.823	3/21/24	AUD 104,400	—	(2,035,836)	(2,035,836)
Total Centrally Cleared Interest Rate Swaps						$ —	$ 9,219,372	$9,219,372

Over-the-Counter Interest Rate Swaps at June 30, 2019
	Pay/Receive				Notional	Premiums		Unrealized
Counter-	Floating	Floating	Fixed	Maturity	Amount	Received /	Appreciation/
party	Rate	Rate	Rate	Date	(000's)	(Paid)	Value	(Depreciation)
		Six-Month INR
		FBIL MIBOR OIS
BOA	Pay	Compound	6.330%	1/31/22	INR 590,000	$—	$ 179,109	$179,109
		Six-Month INR
		FBIL MIBOR OIS			INR
BOA	Receive	Compound	5.740	5/16/21	2,643,000	—	(169,430)	(169,430)
		INR FBIL MIBOR			INR
BOA	Receive	OIS Compound	5.670	5/27/21	2,600,000	—	(70,963)	(70,963)
					ZAR
DEU	Receive	JIBA3M	7.065	5/14/20	4,313,000	—	(285,188)	(285,188)
					KRW
GSCOI	Receive	KWCDC	1.705	4/25/24	82,782,690	—	(947,021)	(947,021)
					KRW
GSCOI	Pay	KWCDC	1.743	4/25/21	204,605,145	—	759,110	759,110
GSCOI	Pay	MOSKP3	8.270	5/23/24	RUB 230,000	—	49,170	49,170
GSCOI	Pay	MOSKP3	8.360	6/24/29	RUB 301,575	—	(22,528)	(22,528)
		Six-Month INR
		FBIL MIBOR OIS
SCB	Receive	Compound	6.438	1/10/24	INR 600,000	—	(321,899)	(321,899)
Total Over-the-Counter Interest Rate Swaps						$—	$ (829,640)	$(829,640)

64 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Over-the-Counter Total Return Swaps at June 30, 2019
		Pay/Receive			Notional		Unrealized
	Counter-	Total		Maturity	Amount	Appreciation/
Reference Asset	party	Return*	Floating Rate	Date	(000's)	Value	(Depreciation)
iBoxx USD Liquid
High Yield Index
Series 1 Version 1	JPM	Receive	USD-LIBOR-BBA	9/26/19	USD 34,739	$2,371,861	$2,371,861
iBoxx USD Liquid
High Yield Index
Series 1 Version 1	JPM	Receive	USD-LIBOR-BBA	9/26/19	USD 32,000	1,286,135	1,286,135
Total Over-the-Counter Total Return Swaps						$3,657,996	$3,657,996

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative.  For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative.  If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Over-the-Counter Credit Default Swaptions Written at June 30, 2019
									Notional
	Counter-	Buy/Sell		Reference	Fixed	Expiration			Amount	Premiums
Description	party	Protection		Asset	Rate	Date			(000 's)	Received	Value
				CDX.
Credit Default Swap	JPM		Sell	NA. HY. 32	5.000%	7/17/19		USD	72,023	$360,115	$(55,879)
				CDX.
Credit Default Swap	JPM		Sell	NA. HY. 32	5.000	7/17/19		USD	139,200	779,520	(107,998)
				CDX.
Credit Default Swap	JPM		Sell	NA. HY. 32	5.000	8/21/19		USD	174,000	1,592,100	(311,858)
				iTraxx
			Europe
			Crossover
			Series 31
Credit Default Swap	JPM		Sell	Version 1	5.000	7/17/19		EUR	260,000	496,145	(100,620)
				CDX.
Credit Default Swap	MSCO		Sell NA. HY. 32		5.000	10/16/19		USD	32,000	150,400	(149,146)
Total Over-the-Counter Credit Default Swaptions Written										$ 3,378,280	$(725,501)
.

Over-the-Counter Interest Rate Swaptions Written at June 30, 2019
		Pay/
	Receive
	Counter-	Floating	Floating	Fixed		Expiration			Notional Amount	Premiums
Description	party	Rate	Rate	Rate	Date			(000's)		Received	Value
			Three-
Interest Rate			Month
Swap maturing			USD BBA
6/5/2020 Put	BOA	Pay	LIBOR	2.075%	6/5/20		USD	463,660		$1,189,288	$(889,485)
			Three-
Interest Rate			Month
Swap Maturing			CAD-BA-
8/14/2019 Call	BOA	Receive	CDOR	2.000		8/14/19	CAD	139,125		573,296	(1,716,615)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
9/4/2019 Put	BOA	Pay	LIBOR	2.118	9/4/19		USD	208,600		540,969	(182,154)

65 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Interest Rate Swaptions Written (Continued)
Pay/
Receive
	Counter-	Floating	Floating	Fixed	Expiration		Notional Amount	Premiums
Description	party	Rate	Rate	Rate	Date		(000’s)	Received	Value
Three-
Interest Rate			Month
Swap maturing			USD BBA
6/15/2020 Put	BOA	Pay	LIBOR	1.900%	6/15/20	USD	900,000	$3,322,039	$(2,673,756)
Three-
Interest Rate			Month
Swap maturing			USD BBA
8/27/2019 Call	GSCOI	Receive	LIBOR	1.550	8/27/19	USD	209,000	262,992	(213,916)
Interest Rate			Three-
Swap maturing			Month
6/15/2020 Put	GSCOI	Pay	RUB	8.080	6/15/20	RUB	582,700	181,226	(287,759)
The
greater
of: 10 x
(0.00%
minus
(CMS10
Interest Rate			minus
Cap Maturing			CMS2))
10/15/2019 Put	GSCOI	Receive	or Zero	0.000	10/15/19	USD	70,758	88,448	(28,544)
The
greater
of: 10 x
(0.1%
minus
(CMS10
Interest Rate			minus
Floor Maturing			CMS2))
4/14/2020 Call	GSCOI	Receive	or Zero	10.000	4/16/20	USD	70,758	247,653	(178,197)
Three-
Interest Rate			Month
Swap maturing			USD BBA
8/30/2019 Call	GSCOI	Receive	LIBOR	1.550	8/30/19	USD	521,000	390,750	(549,947)
Three-
Interest Rate			Month
Swap maturing			USD BBA
6/8/2020 Call	JPM	Receive	LIBOR	1.693	6/8/20	USD	348,000	2,072,340	(2,204,302)
Three-
Interest Rate			Month
Swap maturing			USD BBA
6/8/2020 Put	JPM	Pay	LIBOR	1.693	6/8/20	USD	348,000	2,072,340	(1,584,333)
Three-
Interest Rate			Month
Swap maturing			USD BBA
9/5/2019 Put	JPM	Pay	LIBOR	2.010	9/5/19	USD	174,000	607,260	(286,227)
Three-
Interest Rate			Month
Swap maturing			USD BBA
11/25/2019 Call	JPM	Pay	LIBOR	1.884	11/25/19	USD	174,000	874,350	(2,255,120)

66 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Over-the-Counter Interest Rate Swaptions Written (Continued)
		Pay/
		Receive
	Counter-	Floating	Floating		Fixed	Expiration		Notional Amount	Premiums
Description	party	Rate	Rate		Rate	Date		(000’s)	Received	Value
			Three-
Interest Rate			Month
Swap maturing			USD BBA
5/5/2020 Call	JPM	Receive	LIBOR		2.159%	5/5/20	USD	174,470	$1,308,525	$(4,895,846)
			10	*
			MAX[0	;
			0.00%
			minus
Interest Rate			([FRO 1]
Floor Maturing			minus
4/09/2020 Call	JPM	Receive	[FRO 2])]		0.000	4/13/20	USD	176,900	336,110	(216,844)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
9/4/2019 Call	JPM	Receive	LIBOR		2.400	9/4/19	USD	177,000	743,400	(5,650,918)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
9/3/2019 Call	JPM	Receive	LIBOR		2.400	9/3/19	USD	177,015	743,463	(5,648,449)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
11/18/2019 Call	MSCO	Receive	LIBOR		2.000	11/18/19	USD	695,000	1,362,200	(3,011,518)
			MAX [(
			0.013%
			minus
			(CMS10
			minus
Interest Rate			CMS2)),
Floor Maturing			0.00	%]
4/9/2020 Call	MSCO	Receive	*10		1.300	4/13/20	USD	179,998	449,996	(243,448)
			MAX
			[((CMS10
			minus
			CMS2)-
Interest Rate			0.463	%),
Cap Maturing			0.00	%]
4/13/2020 Put	MSCO	Pay	*10		46.300	4/13/20	USD	179,998	854,992	(1,628,517)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
8/30/2019 Call	MSCO	Receive	LIBOR		1.574	8/30/19	USD	521,000	354,280	(603,349)
Total Over-the-Counter Interest Rate Swaptions Written									$18,575,917	$ (34,949,244)

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BNP	BNP Paribas
BOA	Bank of America NA
CITNA-B	Citibank NA

67 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Counterparty Abbreviations (Continued)
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
HSBC	HSBC Bank USA NA
JPM	JPMorgan Chase Bank NA
MOS	Morgan Stanley & Co. , Inc.
MSCO	Morgan Stanley Capital Services, Inc.
RBC	RBC Dominion Securities
SCB	Standard Chartered Bank
SIB	Banco Santander SA
UBS	UBS AG

Currency abbreviations indicate amounts reporting in currencies
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Renminbi
COP	Colombian Peso
EGP	Egyptian Pounds
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	New Turkish Lira
UYU	Uruguay Peso
ZAR	South African Rand

Definitions
BA CDOR	Canada Bankers Acceptances Deposit Offering Rate
BANXICO	Banco de Mexico
BBA LIBOR	British Bankers' Association London - Interbank Offered Rate
BBSW3M	ASX Australian Bank Bill Short Term Rate 3 Month Mid
BBSW6M	ASX Australian Bank Bill Short Term Rate 6 Month Mid
BP0003M	ICE LIBOR GBP 3 Month
BTP	Italian Treasury Bonds

68 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Definitions (Continued)
BUBOR	Budapest Interbank Offered Rate
BUBOR6M	Budapest Interbank Offered Rate 6 Month
BUND	German Federal Obligation
BZDI	Brazil Interbank Deposit Rate
CDOR	Canadian Dollar Offer Rate
CDX. EM 31	Markit CDX Emerging Markets Index
CDX. HY 32	Markit CDX High Yield Index
CDX. NA. HY. 32	Markit CDX North American High Yield
CMS 2	Constant Maturity Swap 2 Month
CMS 10	Constant Maturity Swap 10 Month
COOVIBR	Colombia IBR Overnight Nominal Interbank Reference Rate
EUAMDB05	Euribor ICE Swap Rate
EUR003M	EURIBOR 3 Month ACT/360
EUR006M	EURIBOR 6 Month ACT/360
EURIBOR	Euro Interbank Offered Rate
EUSA5	EUR Swap Annual 5 Year
EUSA8	EUR Swap Annual 8 Year
EUSA10	EUR Swap Annual 10 Year
EUSA11	EUR Swap Annual 11 Year
FBIL	Financial Benchmarks India Private Ltd.
FRO 1	Floating Rate Option 30 yr. rate
FRO 2	Floating Rate Option 10 yr. rate
GUKG5	UK Government Bonds 5 Year Note Generic Bid Yield
H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IBR	Indicador Bancario de Referencia
iTraxx Europe
Crossover Series 24
Version 1	Credit Default Swap Trading Index for a Specific Basket of Securities
iTraxx Europe
Crossover Series 31
Version 1	Credit Default Swap Trading Index for a Specific Basket of Securities
JIBA3M	South Africa Johannesburg Interbank Agreed Rate 3 Month
JIBAR SAFEX	South Africa Johannesburg Interbank Agreed Rate/Futures Exchange
KWCDC	South Korean Won Index
LIBOR01M	ICE LIBOR USD 1 Month
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
LIBOR12	London Interbank Offered Rate-Monthly
MIBOR	Mumbai Interbank Offered Rate
MOSKP3	National Finance Assoc. Moscow Prime Offered 3 Month Rate
MOSPRIME NFEA	National Finance Association Moscow Prime Offered Rate
OAT	French Government Bonds
OIS	Overnight Index Swap
PRIME4	United States Prime Rate-Quarterly
S&P	Standard & Poor's
SORF6M	Association of Banks in Singapore Swap Offer Rate Fixing 6 Month
TIIE	Interbank Equilibrium Interest Rate
TNA	Non-Deliverable CLP Camara

69 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Definitions (Continued)
US0001 M	ICE LIBOR USD 1 Month
US0003 M	ICE LIBOR USD 3 Month
USISDA05	USD ICE Swap Rate 11:00am NY 5 Year
USSW5	USD Swap Semi 30/360 5 Year
WIBR6M	Warsaw Interbank Offered Rate 6 Month

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

70 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO
CONSOLIDATED STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

Note 1- Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of June 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities $	— $	139,732,308 $	— $	139,732,308
Mortgage-Backed Obligations	—	815,353,847	28,078	815,381,925
U. S. Government Obligations	—	287,055,098	—	287,055,098
Foreign Government Obligations	—	716,730,279	—	716,730,279
Corporate Loans	—	16,281,451	—	16,281,451
Corporate Bonds and Notes	—	1,493,416,454	108,379	1,493,524,833
Preferred Stock	—	26,350	—	26,350
Common Stocks	726,606	406,775	72,790	1,206,171
Rights, Warrants and Certificates	—	—	35,957	35,957
Structured Securities	—	18,189,618	234,488	18,424,106
Short-Term Note	—	14,579,149	—	14,579,149
Exchange-Traded Option Purchased	7,914	—	—	7,914
Over-the-Counter Options Purchased	—	31,457,009	—	31,457,009
Over-the-Counter Credit Default
Swaptions Purchased	—	226,810	—	226,810
Over-the-Counter Interest Rate
Swaptions Purchased	—	12,579,116	—	12,579,116
Investment Companies	267,876,936	72,960,385	—	340,837,321
Total Investments, at Value	268,611,456	3,618,994,649	479,692	3,888,085,797
Other Financial Instruments:
Swaps, at value	—	5,326,905	—	5,326,905
Centrally cleared swaps, at value	—	22,227,599	—	22,227,599
Futures contracts	3,112,282	—	—	3,112,282
Forward currency exchange contracts	—	26,859,515	—	26,859,515
Total Assets	$271,723,738 $ 3,673,408,668 $		479,692 $ 3,945,612,098

Liabilities Table
Other Financial Instruments:
Options written, at value $	— $	(38,427,657) $	— $	(38,427,657)
Swaps, at value	—	(9,725,972)	—	(9,725,972)
Centrally cleared swaps, at value	—	(28,193,706)	—	(28,193,706)
Futures contracts	(8,458,894)	—	—	(8,458,894)
Forward currency exchange contracts	—	(34,370,475)	—	(34,370,475)
Swaptions written, at value	—	(35,674,745)	—	(35,674,745)
Total Liabilities	$(8,458,894) $	(146,392,555) $	— $	(154,851,449)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in

71 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO
CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

72 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND